UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21624

Allianz Variable Insurance Products Fund of Funds Trust

(Exact name of registrant as specified in charter)

5701 Golden Hills Drive, Minneapolis, MN 55416-1297

(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219-8000

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-624-0197

Date of fiscal year end: December 31

Date of reporting period: June 30, 2021

Item 1.	Reports to Stockholders.

AZL® Balanced Index Strategy Fund

Semi-Annual Report

June 30, 2021

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 3

Statement of Operations Page 3

Statements of Changes in Net Assets Page 4

Financial Highlights Page 5

Notes to the Financial Statements Page 6

Special Joint Meeting of Shareholders Page 10

Other Information Page 12

Statement Regarding the Trust’s Liquidity Risk Management Program Page 13

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Balanced Index Strategy Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Balanced Index Strategy Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period 1/1/21 - 6/30/21*	Annualized Expense Ratio During Period 1/1/21 - 6/30/21

AZL Balanced Index Strategy Fund	$1,000.00	$1,062.90	$0.41	0.08%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period 1/1/21 - 6/30/21*	Annualized Expense Ratio During Period 1/1/21 - 6/30/21

AZL Balanced Index Strategy Fund	$1,000.00	$1,024.40	$0.40	0.08%

*

Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Fixed Income Fund	49.5%

Domestic Equity Funds	38.1

International Equity Fund	12.3

Total Investment Securities	99.9

Net other assets (liabilities)	0.1

Net Assets	100.0%

1

AZL Balanced Index Strategy Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Affiliated Investment Companies (99.9%):
Domestic Equity Funds (38.1%):
1,221,711	AZL Mid Cap Index Fund, Class 2	$34,403,370
5,065,873	AZL S&P 500 Index Fund, Class 2	118,592,080
1,114,223	AZL Small Cap Stock Index Fund, Class 2	18,863,795

		171,859,245

Fixed Income Fund (49.5%):
19,300,650	AZL Enhanced Bond Index Fund	223,308,526

International Equity Fund (12.3%):
2,947,664	AZL International Index Fund, Class 2	55,799,288

Total Affiliated Investment Companies (Cost $314,738,475)		450,967,059

Total Investment Securities (Cost $314,738,475) — 99.9%		450,967,059
Net other assets (liabilities) — 0.1%		227,583

Net Assets — 100.0%		$451,194,642

Percentages indicated are based on net assets as of June 30, 2021.

See accompanying notes to the financial statements.

2

AZL Balanced Index Strategy Fund

Statement of Assets and Liabilities

June 30, 2021

(Unaudited)

Assets:
Investments in affiliates, at cost	$314,738,475

Investments in affiliates, at value	$450,967,059
Interest and dividends receivable	6
Receivable for capital shares issued	269,055
Receivable for affiliated investments sold	146,431
Prepaid expenses	1,042

Total Assets	451,383,593

Liabilities:
Cash overdraft	146,428
Payable for capital shares redeemed	3,258
Manager fees payable	17,924
Administration fees payable	5,429
Custodian fees payable	113
Administrative and compliance services fees payable	609
Transfer agent fees payable	694
Trustee fees payable	3,059
Other accrued liabilities	11,437

Total Liabilities	188,951

Net Assets	$451,194,642

Net Assets Consist of:
Paid in capital	$278,715,998
Total distributable earnings	172,478,644

Net Assets	$451,194,642

Shares of beneficial interest (unlimited number of shares authorized, no par value)	24,287,414
Net Asset Value (offering and redemption price per share)	$18.58

Statement of Operations

For the Six Months Ended June 30, 2021

(Unaudited)

Investment Income:
Dividends from non-affiliates	$8

Total Investment Income	8

Expenses:
Manager fees	105,397
Administration fees	31,018
Custodian fees	610
Administrative and compliance services fees	3,188
Transfer agent fees	2,872
Trustee fees	11,436
Professional fees	9,224
Shareholder reports	7,233
Other expenses	2,696

Total expenses	173,674

Net Investment Income/(Loss)	(173,666)

Net realized and Change in net unrealized gains/losses on investments:
Net realized gains/(losses) on affiliated underlying funds	9,302,314
Change in net unrealized appreciation/depreciation on affiliated underlying funds	17,061,584

Net realized and Change in net unrealized gains/losses on investments	26,363,898

Change in Net Assets Resulting From Operations	$26,190,232

See accompanying notes to the financial statements.

3

AZL Balanced Index Strategy Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2021	For the Year Ended December 31, 2020
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$(173,666)	$7,756,670
Net realized gains/(losses) on investments	9,302,314	20,721,292
Change in unrealized appreciation/depreciation on investments	17,061,584	16,625,532

Change in net assets resulting from operations	26,190,232	45,103,494

Distributions to Shareholders:
Distributions	—	(21,226,334)

Change in net assets resulting from distributions to shareholders	—	(21,226,334)

Capital Transactions:
Proceeds from shares issued	27,781,720	17,350,329
Proceeds from dividends reinvested	—	21,226,334
Value of shares redeemed	(20,029,930)	(42,603,563)

Change in net assets resulting from capital transactions	7,751,790	(4,026,900)

Change in net assets	33,942,022	19,850,260
Net Assets:
Beginning of period	417,252,620	397,402,360

End of period	$451,194,642	$417,252,620

Share Transactions:
Shares issued	1,519,257	1,061,470
Dividends reinvested	—	1,296,660
Shares redeemed	(1,107,174)	(2,627,060)

Change in shares	412,083	(268,930)

Amounts shown as “—” are either $0 or rounds to less than $1.

See accompanying notes to the financial statements.

4

AZL Balanced Index Strategy Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2021		Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016
	(Unaudited)

Net Asset Value, Beginning of Period	$17.48		$16.46	$14.89	$16.34	$15.75	$15.44

Investment Activities:
Net Investment Income/(Loss)	(0.01	)(a)	0.33 (a)	0.30 (a)	0.31	0.15	0.30
Net Realized and Unrealized Gains/(Losses) on Investments	1.11		1.62	2.22	(0.99)	1.62	0.73

Total from Investment Activities	1.10		1.95	2.52	(0.68)	1.77	1.03

Distributions to Shareholders From:
Net Investment Income	—		(0.33)	(0.38)	(0.16)	(0.38)	(0.43)
Net Realized Gains	—		(0.60)	(0.57)	(0.61)	(0.80)	(0.29)

Total Dividends	—		(0.93)	(0.95)	(0.77)	(1.18)	(0.72)

Net Asset Value, End of Period	$18.58		$17.48	$16.46	$14.89	$16.34	$15.75

Total Return(b)	6.29	%(c)	12.24%	17.24%	(4.36)%	11.50%	6.75%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$451,195		$417,253	$397,402	$386,189	$448,381	$438,300
Net Investment Income/(Loss)(d)	(0.08)%		2.01%	1.87%	1.82%	0.78%	1.83%
Expenses Before Reductions*(d)(e)	0.08%		0.09%	0.09%	0.08%	0.08%	0.08%
Expenses Net of Reductions*(d)	0.08%		0.09%	0.09%	0.08%	0.08%	0.08%
Portfolio Turnover Rate	7	%(c)	19%	5%	5%	6%	12%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Calculated using the average shares method.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

5

AZL Balanced Index Strategy Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies”. The Trust consists of 12 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL Balanced Index Strategy Fund (the “Fund”), and 11 are presented in separate reports. The Fund is a diversified series of the Trust.

The Fund is a “fund of funds”, which means that the Fund invests primarily in other mutual funds (the “Underlying Funds”). Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act (the “Rule”), the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2021, the Fund did not engage in any Rule 17a-7 transactions under the Rule.

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2022. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.”

6

AZL Balanced Index Strategy Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

For the period ended June 30, 2021, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit

AZL Balanced Index Strategy Fund	0.05%	0.20%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2021, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During the period ended June 30, 2021, there were no voluntary waivers.

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2021, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. Additional information, including financial statements, about these Funds is available at www.allianzlife.com. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2021 is as follows:

	Value 12/31/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gains(Losses)	Change in Net Unrealized Appreciation/ Depreciation	Value 6/30/2021	Shares as of 6/30/2021	Dividend Income	Net Realized Gains Distributions from Affiliated Underlying Funds

AZL Enhanced Bond Index Fund	$197,444,720	$29,396,467	$—	$—	$(3,532,661)	$223,308,526	19,300,650	$—	$—
AZL International Index Fund, Class 2	54,883,083	1,238,508	(4,889,309)	1,226,297	3,340,709	55,799,288	2,947,664	—	—
AZL Mid Cap Index Fund, Class 2	34,034,506	256,287	(5,273,028)	2,322,398	3,063,207	34,403,370	1,221,711	—	—
AZL S&P 500 Index Fund, Class 2	111,255,841	4,359,526	(12,992,178)	4,009,605	11,959,286	118,592,080	5,065,873	—	—
AZL Small Cap Stock Index Fund, Class 2	19,497,119	—	(4,608,381)	1,744,014	2,231,043	18,863,795	1,114,223	—	—

	$417,115,269	$35,250,788	$(27,762,896)	$9,302,314	$17,061,584	$450,967,059	29,650,121	$—	$—

Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair values services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $191,625 annual Board retainer, the Lead Director receives an additional $37,500, the Chair of the Nominating and Corporate Governance Committee receives an additional $7,500 annually, the Co-Chairs of the Investment Committee receive $3,750 annually and the Chair of the Audit Committee receives an additional $11,250 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each trust. During the period ended June 30, 2021, actual Trustee compensation was $702,562 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

7

AZL Balanced Index Strategy Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies.

The following is a summary of the valuation inputs used as of June 30, 2021 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total

Affiliated Investment Companies	$450,967,059	$—	$—	$450,967,059

Total Investment Securities	$450,967,059	$—	$—	$450,967,059

5. Security Purchases and Sales

For the period ended June 30, 2021, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL Balanced Index Strategy Fund	$35,250,788	$27,762,896

6. Investment Risks

The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds or unregistered investment pools in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default. During the year ended June 30, 2021, the Fund did not directly invest in derivatives.

Foreign Securities Risk: Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.

Fund of Fund Risk: The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds. In addition, the Fund maintains indirect exposure to various types of risk which may exist in the underlying Funds, such as foreign securities risk, fixed income securities risk and other risks.

Interest Rate Risk: Debt securities held by an underlying fund may decline in value due to rising interest rates.

Market Risk: The market price of securities owned by the underlying funds may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.

7. Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objectives. The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

8. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

8

AZL Balanced Index Strategy Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2020 was $300,030,850. The gross unrealized appreciation/(depreciation) on a tax basis was as follows:

Unrealized appreciation	$117,084,419
Unrealized (depreciation)	—

Net unrealized appreciation/(depreciation)	$117,084,419

The tax character of dividends paid to shareholders during the year ended December 31, 2020, was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL Balanced Index Strategy Fund	$7,606,135	$13,620,199	$21,226,334

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

At December 31, 2020, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL Balanced Index Strategy Fund	$7,990,450	$21,213,543	$—	$117,084,419	$146,288,412

(a)	The difference between book-basis and tax-basis unrealized appreciation/depreciation was attributable primarily to tax deferral of losses on wash sales.

9. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2021, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 90% of the Fund. Investment activities of these shareholders could have a material impact to the Fund.

10. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

9

AZL Balanced Index Strategy Fund

Special Joint Meeting of Shareholders

June 30, 2021 (Unaudited)

A special meeting of the Allianz Variable Insurance Products Fund Of Funds Trust’s (the “Trust”) shareholders was held on June 3, 2021. The results of the matters voted upon at the meeting are reported below.

Election of Trustees

To elect seven nominees as Trustees of the Trust to serve until a successor is elected and qualified or until such Trustee dies, resigns, retires, or is removed for election as provided in the governing documents of the Trust. The nominees were Peter R. Burnim, Peggy L. Ettestad, Tamara Lynn Fagely, Richard H. Forde, Claire R. Leonardi, Dickson W. Lewis, and Brian Muench. There was no other Trustee whose term of office as a Trustee continued after the meeting.

		FOR	WITHHELD
Peter R. Burnim	Votes	9,698,300,664.000	461,262,722.733
	% of votes entitled to be cast	95.460%	4.540%
Peggy L. Ettestad	Votes	9,744,785,844.047	414,777,542.686
	% of votes entitled to be cast	95.917%	4.083%
Tamara Lynn Fagely	Votes	9,749,721,430.073	409,841,956.660
	% of votes entitled to be cast	95.966%	4.034%
Richard H. Forde	Votes	9,725,296,590.351	434,266,796.382
	% of votes entitled to be cast	95.726%	4.274%
Claire R. Leonardi	Votes	9,756,832,186.929	402,731,199.804
	% of votes entitled to be cast	96.036%	3.964%
Dickson W. Lewis	Votes	9,683,252,333.341	476,311,053.392
	% of votes entitled to be cast	95.312%	4.688%
Brian Muench	Votes	9,739,692,821.948	419,870,564.785
	% of votes entitled to be cast	95.867%	4.133%

Approve amended fundamental restrictions regarding investments in commodities

To approve that the Trust’s fundamental policies with respect to commodities are replaced with the following: “No Fund may: Purchase or sell commodities except to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.”

FUND		FOR	AGAINST	ABSTAIN
AZL MVP FusionSM Balanced Fund	Votes	724,020,610.631	25,965,700.395	64,480,992.029
	% of votes entitled to be cast		88.895%	3.188%	7.917%
AZL MVP FusionSM Conservative Fund	Votes	207,849,507.478	7,714,328.807	20,132,965.915
	% of votes entitled to be cast		88.185%	3.273%	8.542%
AZL MVP FusionSM Moderate Fund	Votes	1,675,644,566.951	51,935,064.499	151,957,164.856
	% of votes entitled to be cast		89.152%	2.763%	8.085%
AZL® Balanced Index Strategy Fund	Votes	370,109,866.443	8,120,911.689	37,825,978.335
	% of votes entitled to be cast		88.957%	1.952%	9.092%
AZL® MVP Balanced Index Strategy Fund	Votes	272,508,300.262	8,100,202.921	38,940,957.230
	% of votes entitled to be cast		85.279%	2.535%	12.186%
AZL® MVP Growth Index Strategy Fund	Votes	2,253,168,549.922	81,030,934.965	243,425,209.080
	% of votes entitled to be cast		87.413%	3.144%	9.444%
AZL® MVP Moderate Index Strategy Fund	Votes	459,489,269.089	21,433,634.607	44,698,959.196
	% of votes entitled to be cast		87.418%	4.078%	8.504%
AZL® MVP Global Balanced Index Strategy Fund	Votes	607,120,765.403	28,580,727.312	67,371,200.883
	% of votes entitled to be cast		86.352%	4.065%	9.582%
AZL® DFA Multi-Strategy Fund	Votes	838,713,716.278	44,467,726.830	71,863,407.006
	% of votes entitled to be cast		87.819%	4.656%	7.525%
AZL® MVP DFA Multi-Strategy Fund	Votes	82,637,136.168	3,643,849.372	7,250,675.011
	% of votes entitled to be cast		88.352%	3.896%	7.752%
AZL® MVP Fidelity Institutional Asset Management® Multi-Strategy Fund	Votes	215,631,261.075	8,954,953.342	29,292,949.884
	% of votes entitled to be cast		84.935%	3.527%	11.538%
AZL® MVP T. Rowe Price Capital Appreciation Plus Fund	Votes	1,222,126,591.953	56,285,445.413	107,069,305.504
	% of votes entitled to be cast		88.210%	4.063%	7.728%

10

Approve amended fundamental restrictions regarding borrowing

To approve that the Trust’s fundamental and related non-fundamental policies with respect to borrowing are replaced with the following: “No Fund may: Borrow money, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.”

FUND		FOR	AGAINST	ABSTAIN
AZL MVP FusionSM Balanced Fund	Votes	709,309,612.667	31,798,584.250	73,359,106.138
	% of votes entitled to be cast	87.089%	3.904%	9.007%
AZL MVP FusionSM Conservative Fund	Votes	210,036,621.710	8,331,208.078	17,328,972.411
	% of votes entitled to be cast	89.113%	3.535%	7.352%
AZL MVP FusionSM Moderate Fund	Votes	1,642,136,577.503	69,923,524.523	167,476,694.280
	% of votes entitled to be cast	87.369%	3.720%	8.911%
AZL® Balanced Index Strategy Fund	Votes	371,193,748.544	7,499,541.088	37,363,466.836
	% of votes entitled to be cast	89.217%	1.803%	8.980%
AZL® MVP Balanced Index Strategy Fund	Votes	269,242,580.863	12,559,386.314	37,747,493.235
	% of votes entitled to be cast	84.257%	3.930%	11.813%
AZL® MVP Growth Index Strategy Fund	Votes	2,202,090,386.602	118,938,115.278	256,596,192.088
	% of votes entitled to be cast	85.431%	4.614%	9.955%
AZL® MVP Moderate Index Strategy Fund	Votes	448,098,738.171	33,266,593.465	44,256,531.255
	% of votes entitled to be cast	85.251%	6.329%	8.420%
AZL® MVP Global Balanced Index Strategy Fund	Votes	609,771,514.679	31,023,055.053	62,278,123.866
	% of votes entitled to be cast	86.729%	4.412%	8.858%
AZL® DFA Multi-Strategy Fund	Votes	829,772,912.326	48,960,106.404	76,311,831.384
	% of votes entitled to be cast	86.883%	5.126%	7.990%
AZL® MVP DFA Multi-Strategy Fund	Votes	80,825,430.550	3,740,847.678	8,965,382.323
	% of votes entitled to be cast	86.415%	4.000%	9.585%
AZL® MVP Fidelity Institutional Asset Management® Multi-Strategy Fund	Votes	211,483,269.699	12,637,803.011	29,758,091.590
	% of votes entitled to be cast	83.301%	4.978%	11.721%
AZL® MVP T. Rowe Price Capital Appreciation Plus Fund	Votes	1,191,897,700.679	69,546,262.813	124,037,379.379
	% of votes entitled to be cast	86.028%	5.020%	8.953%

11

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund are available without charge on the Commission’s website at http://www.sec.gov or may be obtained by calling 800-624-0197.

12

Statement Regarding the Trust’s Liquidity Risk Management Program (Unaudited)

Each series (each such series a “Fund” and, together, the “Funds”) of the Allianz Variable Insurance Products Trust, but not the AZL Government Money Market Fund, and of the Allianz Variable Insurance Products Fund of Funds Trust (each such trust a “Trust” and, together, the “Trusts”) has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) limitation of illiquid investments; and (v) redemptions in-kind.

The Board of Trustees of each Fund (together, the “Board”) approved the designation of the individual officers of the Trusts who serve as the administrators of the Program (the “Program Administrators”). The Program Administrators oversee the implementation of the Program, including the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on February 16, 2021, the Program Administrators provided their annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the annual period from January 1, 2020 through December 31, 2020 (the “Reporting Period”). This Report included an overview of the operation of the Program, including liquidity events relevant to the Funds, if any, during the Reporting Period and conclusions with respect to the adequacy of the policies and procedures of the Program and the effectiveness of Program implementation. The Report also included a summary of the annual assessment of each Fund’s liquidity risk, which took into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; and, as applicable, (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Based on the information considered, the Report concluded that each Fund continues to have an investment strategy that is appropriate for an open-end fund, and that each Fund is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. There were no material liquidity matters impacting the Funds identified in the Report and the Report concluded that the Program operated effectively during the Reporting Period, including during periods of market volatility and net redemptions.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the classification methodology as provided in the Program and noted there were no material issues with respect to liquidity classifications during the Reporting Period.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments. During the Reporting Period, no Fund breached the 15% limit on illiquid investments.

During the Reporting Period, each Fund maintained a designated HLIM. The Report stated that the Program Administrators reviewed each Fund’s HLIM as provided in the Program and concluded that each Fund’s applicable HLIM operated as intended during the Reporting Period and no changes to the HLIM for any Fund were recommended. During the Reporting Period, no Fund fell below its designated HLIM. The Report concluded that the Program includes provisions reasonably designed to comply with the HLIM for each Fund.

The Funds that engage in or reserve the right to redeem in kind have adopted policies and procedures regarding in-kind redemptions as required by the Liquidity Rule.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period. The Report noted that there were no material changes to the Program during the Reporting Period, and none were recommended by the Program Administrators in connection with the Report.

13

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0621 08/21

AZL® DFA Multi-Strategy Fund

Semi-Annual Report

June 30, 2021

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 3

Statement of Operations Page 3

Statements of Changes in Net Assets Page 4

Financial Highlights Page 5

Notes to the Financial Statements Page 6

Special Joint Meeting of Shareholders Page 10

Other Information Page 12

Statement Regarding the Trust’s Liquidity Risk Management Program Page 13

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL DFA Multi-Strategy Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL DFA Multi-Strategy Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period 1/1/21 - 6/30/21*	Annualized Expense Ratio During Period 1/1/21 - 6/30/21

AZL DFA Multi-Strategy Fund	$1,000.00	$1,103.30	$0.37	0.07%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period 1/1/21 - 6/30/21*	Annualized Expense Ratio During Period 1/1/21 - 6/30/21

AZL DFA Multi-Strategy Fund	$1,000.00	$1,024.45	$0.35	0.07%

*

Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Domestic Equity Funds	48.9%

Fixed Income Fund	39.0

International Equity Fund	12.1

Total Investment Securities	100.0

Net other assets (liabilities)	— †

Net Assets	100.0%

†	Represents less than 0.05%.

1

AZL DFA Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Affiliated Investment Companies (100.0%):
Domestic Equity Funds (48.9%):
21,742,635	AZL DFA U.S. Core Equity Fund	$372,451,340
6,438,844	AZL DFA U.S. Small Cap Fund	99,608,909

		472,060,249

Fixed Income Fund (39.0%):
38,973,823	AZL DFA Five-Year Global Fixed Income Fund	375,707,657
International Equity Fund (12.1%):
9,501,123	AZL DFA International Core Equity Fund	117,053,837

Total Affiliated Investment Companies (Cost $760,886,290)		964,821,743

Total Investment Securities (Cost $760,886,290) — 100.0%		964,821,743
Net other assets (liabilities) — 0.0%†		(392,969)

Net Assets — 100.0%		$964,428,774

Percentages indicated are based on net assets as of June 30, 2021.

†	Represents less than 0.05%.

See accompanying notes to the financial statements.

2

AZL DFA Multi-Strategy Fund

Statement of Assets and Liabilities

June 30, 2021

(Unaudited)

Assets:
Investments in affiliates, at cost	$760,886,290

Investments in affiliates, at value	$964,821,743
Receivable for affiliated investments sold	368,867
Prepaid expenses	2,326

Total Assets	965,192,936

Liabilities:
Cash overdraft	368,867
Payable for capital shares redeemed	308,746
Manager fees payable	39,800
Administration fees payable	6,555
Custodian fees payable	161
Administrative and compliance services fees payable	1,564
Transfer agent fees payable	816
Trustee fees payable	7,888
Other accrued liabilities	29,765

Total Liabilities	764,162

Net Assets	$964,428,774

Net Assets Consist of:
Paid in capital	$675,761,662
Total distributable earnings	288,667,112

Net Assets	$964,428,774

Shares of beneficial interest (unlimited number of shares authorized, no par value)	60,216,203
Net Asset Value (offering and redemption price per share)	$16.02

Statement of Operations

For the Six Months Ended June 30, 2021

(Unaudited)

Investment Income:
Dividends from affiliates	$—

Total Investment Income	—

Expenses:
Manager fees	239,163
Administration fees	30,407
Custodian fees	714
Administrative and compliance services fees	6,706
Transfer agent fees	2,750
Trustee fees	24,026
Professional fees	19,409
Shareholder reports	15,178
Other expenses	6,144

Total expenses	344,497

Net Investment Income/(Loss)	(344,497)

Net realized and Change in net unrealized gains/losses on investments:
Net realized gains/(losses) on affiliated underlying funds	25,906,529
Change in net unrealized appreciation/depreciation on affiliated underlying funds	68,895,980

Net realized and Change in net unrealized gains/losses on investments	94,802,509

Change in Net Assets Resulting From Operations	$94,458,012

Amounts shown as “—” are either $0 or rounds to less than $1.

See accompanying notes to the financial statements.

3

AZL DFA Multi-Strategy Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2021	For the Year Ended December 31, 2020
	(Unaudited)

Change In Net Assets:
Operations:
Net investment income/(loss)	$(344,497)	$14,272,691
Net realized gains/(losses) on investments	25,906,529	45,404,007
Change in unrealized appreciation/depreciation on investments	68,895,980	27,849,308

Change in net assets resulting from operations	94,458,012	87,526,006

Distributions to Shareholders:
Distributions	—	(77,281,164)

Change in net assets resulting from distributions to shareholders	—	(77,281,164)

Capital Transactions:
Proceeds from shares issued	2,121,932	3,783,474
Proceeds from dividends reinvested	—	77,281,164
Value of shares redeemed	(72,923,751)	(133,814,143)

Change in net assets resulting from capital transactions	(70,801,819)	(52,749,505)

Change in net assets	23,656,193	(42,504,663)
Net Assets:
Beginning of period	940,772,581	983,277,244

End of period	$964,428,774	$940,772,581

Share Transactions:
Shares issued	135,066	284,210
Dividends reinvested	—	5,771,558
Shares redeemed	(4,721,422)	(9,746,106)

Change in shares	(4,586,356)	(3,690,338)

Amounts shown as “—” are either $0 or rounds to less than $1.

See accompanying notes to the financial statements.

4

AZL DFA Multi-Strategy Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2021		Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016
	(Unaudited)

Net Asset Value, Beginning of Period	$14.52		$14.36	$12.99	$14.19	$12.69	$18.08

Investment Activities:
Net Investment Income/(Loss)	(0.01	)(a)	0.22 (a)	0.38 (a)	0.15	0.15	0.10
Net Realized and Unrealized Gains/(Losses) on Investments	1.51		1.20	1.73	(0.97)	1.46	1.32

Total from Investment Activities	1.50		1.42	2.11	(0.82)	1.61	1.42

Distributions to Shareholders From:
Net Investment Income	—		(0.45)	(0.16)	(0.17)	(0.11)	—
Net Realized Gains	—		(0.81)	(0.58)	(0.21)	—	(6.81)

Total Dividends	—		(1.26)	(0.74)	(0.38)	(0.11)	(6.81)

Net Asset Value, End of Period	$16.02		$14.52	$14.36	$12.99	$14.19	$12.69

Total Return(b)	10.33	%(c)	10.64%	16.57%	(5.91)%	12.69%	9.32%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$964,429		$940,773	$983,277	$972,134	$1,204,197	$1,194,169
Net Investment Income/(Loss)(d)	(0.07)%		1.60%	2.74%	0.84%	1.02%	0.75%
Expenses Before Reductions*(d)(e)	0.07%		0.08%	0.07%	0.07%	0.07%	0.07%
Expenses Net of Reductions*(d)	0.07%		0.08%	0.07%	0.07%	0.07%	0.07%
Portfolio Turnover Rate	2	%(c)	18%	6%	7%	2%	2%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Calculated using the average shares method.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

5

AZL DFA Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies”. The Trust consists of 12 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL DFA Multi-Strategy Fund (the “Fund”), and 11 are presented in separate reports. The Fund is a diversified series of the Trust.

The Fund is a “fund of funds”, which means that the Fund invests primarily in other mutual funds (the “Underlying Funds”). Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act (the “Rule”), the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2021, the Fund did not engage in any Rule 17a-7 transactions under the Rule.

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in

6

AZL DFA Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2022. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.”

For the period ended June 30, 2021, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit

AZL DFA Multi-Strategy Fund	0.05%	0.20%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2021, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During the period ended June 30, 2021, there were no voluntary waivers.

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2021, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. Additional information, including financial statements, about these Funds is available at www.allianzlife.com. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2021 is as follows:

	Value 12/31/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gains(Losses)	Change in Net Unrealized Appreciation/ Depreciation	Value 6/30/2021	Shares as of 6/30/2021	Dividend Income	Net Realized Gains Distributions from Affiliated Underlying Funds

AZL DFA Five-Year Global Fixed Income Fund	$360,715,295	$15,367,702	$—	$—	$(375,340)	$375,707,657	38,973,823	$—	$—

AZL DFA International Core Equity Fund	117,971,959	—	(13,967,968)	2,313,775	10,736,071	117,053,837	9,501,123	—	—

AZL DFA U.S. Core Equity Fund	363,995,312	—	(51,129,847)	16,725,285	42,860,590	372,451,340	21,742,635	—	—

AZL DFA U.S. Small Cap Fund	99,000,343	—	(21,933,562)	6,867,469	15,674,659	99,608,909	6,438,844	—	—

	$941,682,909	$15,367,702	$(87,031,377)	$25,906,529	$68,895,980	$964,821,743	76,656,425	$—	$—

Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair values services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $191,625 annual Board retainer, the Lead Director receives an additional $37,500, the Chair of the Nominating and Corporate Governance Committee receives an additional $7,500 annually, the Co-Chairs of the Investment Committee receive $3,750 annually and the Chair of the Audit Committee receives an additional $11,250 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each trust. During the period ended June 30, 2021, actual Trustee compensation was $702,562 in total for both trusts.

7

AZL DFA Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies.

The following is a summary of the valuation inputs used as of June 30, 2021 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total

Affiliated Investment Companies	$964,821,743	$—	$—	$964,821,743

Total Investments	$964,821,743	$—	$—	$964,821,743

5. Security Purchases and Sales

For the period ended June 30, 2021, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL DFA Multi-Strategy Fund	$15,367,702	$87,031,377

6. Investment Risks

The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds or unregistered investment pools in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default. During the period ended June 30, 2021, the Fund did not directly invest in derivatives.

Foreign Securities Risk: Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.

Fund of Fund Risk: The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds. In addition, the Fund maintains indirect exposure to various types of risk which may exist in the underlying Funds, such as foreign securities risk, fixed income securities risk and other risks.

Interest Rate Risk: Debt securities held by an underlying fund may decline in value due to rising interest rates.

Market Risk: The market price of securities owned by the underlying funds may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.

7. Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objectives. The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

8

AZL DFA Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

8. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2020 was $ 808.668,852. The gross unrealized appreciation/(depreciation) on a tax basis was as follows:

Unrealized appreciation	$144,058,521
Unrealized (depreciation)	(11,044,464)

Net unrealized appreciation/(depreciation)	$133,014,057

The tax character of dividends paid to shareholders during the year ended December 31, 2020, was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL DFA Multi-Strategy Fund	$27,763,354	$49,517,810	$77,281,164

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

At December 31, 2020, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL DFA Multi-Strategy Fund	$14,639,510	$46,555,533	$—	$133,014,057	$194,209,100

(a)	The difference between book-basis and tax-basis unrealized appreciation/depreciation was attributable primarily to tax deferral of losses on wash sales.

9. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2021, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 90% of the Fund. As of June 30, 2021, the Fund had a controlling interest (in excess of 50%) in the AZL DFA Five-Year Global Fixed Income Fund and AZL DFA U.S. Core Equity Fund, which are affiliated with the Manager. Investment activities of these shareholders could have a material impact to the Fund.

10. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on his evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

9

AZL DFA Multi-Strategy Fund

Special Joint Meeting of Shareholders

June 30, 2021 (Unaudited)

A special meeting of the Allianz Variable Insurance Products Fund Of Funds Trust’s (the “Trust”) shareholders was held on June 3, 2021. The results of the matters voted upon at the meeting are reported below.

Election of Trustees

To elect seven nominees as Trustees of the Trust to serve until a successor is elected and qualified or until such Trustee dies, resigns, retires, or is removed for election as provided in the governing documents of the Trust. The nominees were Peter R. Burnim, Peggy L. Ettestad, Tamara Lynn Fagely, Richard H. Forde, Claire R. Leonardi, Dickson W. Lewis, and Brian Muench. There was no other Trustee whose term of office as a Trustee continued after the meeting.

		FOR	WITHHELD

Peter R. Burnim	Votes	9,698,300,664.000	461,262,722.733
	% of votes entitled to be cast	95.460%	4.540%

Peggy L. Ettestad	Votes	9,744,785,844.047	414,777,542.686
	% of votes entitled to be cast	95.917%	4.083%

Tamara Lynn Fagely	Votes	9,749,721,430.073	409,841,956.660
	% of votes entitled to be cast	95.966%	4.034%

Richard H. Forde	Votes	9,725,296,590.351	434,266,796.382
	% of votes entitled to be cast	95.726%	4.274%

Claire R. Leonardi	Votes	9,756,832,186.929	402,731,199.804
	% of votes entitled to be cast	96.036%	3.964%

Dickson W. Lewis	Votes	9,683,252,333.341	476,311,053.392
	% of votes entitled to be cast	95.312%	4.688%

Brian Muench	Votes	9,739,692,821.948	419,870,564.785
	% of votes entitled to be cast	95.867%	4.133%

Approve amended fundamental restrictions regarding investments in commodities

To approve that the Trust’s fundamental policies with respect to commodities are replaced with the following: “No Fund may: Purchase or sell commodities except to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.”

FUND		FOR	AGAINST	ABSTAIN

AZL MVP FusionSM Balanced Fund	Votes	724,020,610.631	25,965,700.395	64,480,992.029
	% of votes entitled to be cast	88.895%	3.188%	7.917%

AZL MVP FusionSM Conservative Fund	Votes	207,849,507.478	7,714,328.807	20,132,965.915
	% of votes entitled to be cast	88.185%	3.273%	8.542%

AZL MVP FusionSM Moderate Fund	Votes	1,675,644,566.951	51,935,064.499	151,957,164.856
	% of votes entitled to be cast	89.152%	2.763%	8.085%

AZL® Balanced Index Strategy Fund	Votes	370,109,866.443	8,120,911.689	37,825,978.335
	% of votes entitled to be cast	88.957%	1.952%	9.092%

AZL® MVP Balanced Index Strategy Fund	Votes	272,508,300.262	8,100,202.921	38,940,957.230
	% of votes entitled to be cast	85.279%	2.535%	12.186%

AZL® MVP Growth Index Strategy Fund	Votes	2,253,168,549.922	81,030,934.965	243,425,209.080
	% of votes entitled to be cast	87.413%	3.144%	9.444%

AZL® MVP Moderate Index Strategy Fund	Votes	459,489,269.089	21,433,634.607	44,698,959.196
	% of votes entitled to be cast	87.418%	4.078%	8.504%

AZL® MVP Global Balanced Index Strategy Fund	Votes	607,120,765.403	28,580,727.312	67,371,200.883
	% of votes entitled to be cast	86.352%	4.065%	9.582%

AZL® DFA Multi-Strategy Fund	Votes	838,713,716.278	44,467,726.830	71,863,407.006
	% of votes entitled to be cast	87.819%	4.656%	7.525%

AZL® MVP DFA Multi-Strategy Fund	Votes	82,637,136.168	3,643,849.372	7,250,675.011
	% of votes entitled to be cast	88.352%	3.896%	7.752%

10

FUND		FOR	AGAINST	ABSTAIN

AZL® MVP Fidelity Institutional Asset Management® Multi-Strategy Fund	Votes	215,631,261.075	8,954,953.342	29,292,949.884
	% of votes entitled to be cast	84.935%	3.527%	11.538%

AZL® MVP T. Rowe Price Capital Appreciation Plus Fund	Votes	1,222,126,591.953	56,285,445.413	107,069,305.504
	% of votes entitled to be cast	88.210%	4.063%	7.728%

Approve amended fundamental restrictions regarding borrowing

To approve that the Trust’s fundamental and related non-fundamental policies with respect to borrowing are replaced with the following: “No Fund may: Borrow money, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.”

FUND		FOR	AGAINST	ABSTAIN

AZL MVP FusionSM Balanced Fund	Votes	709,309,612.667	31,798,584.250	73,359,106.138
	% of votes entitled to be cast	87.089%	3.904%	9.007%

AZL MVP FusionSM Conservative Fund	Votes	210,036,621.710	8,331,208.078	17,328,972.411
	% of votes entitled to be cast	89.113%	3.535%	7.352%

AZL MVP FusionSM Moderate Fund	Votes	1,642,136,577.503	69,923,524.523	167,476,694.280
	% of votes entitled to be cast	87.369%	3.720%	8.911%

AZL® Balanced Index Strategy Fund	Votes	371,193,748.544	7,499,541.088	37,363,466.836
	% of votes entitled to be cast	89.217%	1.803%	8.980%

AZL® MVP Balanced Index Strategy Fund	Votes	269,242,580.863	12,559,386.314	37,747,493.235
	% of votes entitled to be cast	84.257%	3.930%	11.813%

AZL® MVP Growth Index Strategy Fund	Votes	2,202,090,386.602	118,938,115.278	256,596,192.088
	% of votes entitled to be cast	85.431%	4.614%	9.955%

AZL® MVP Moderate Index Strategy Fund	Votes	448,098,738.171	33,266,593.465	44,256,531.255
	% of votes entitled to be cast	85.251%	6.329%	8.420%

AZL® MVP Global Balanced Index Strategy Fund	Votes	609,771,514.679	31,023,055.053	62,278,123.866
	% of votes entitled to be cast	86.729%	4.412%	8.858%

AZL® DFA Multi-Strategy Fund	Votes	829,772,912.326	48,960,106.404	76,311,831.384
	% of votes entitled to be cast	86.883%	5.126%	7.990%

AZL® MVP DFA Multi-Strategy Fund	Votes	80,825,430.550	3,740,847.678	8,965,382.323
	% of votes entitled to be cast	86.415%	4.000%	9.585%

AZL® MVP Fidelity Institutional Asset Management® Multi-Strategy Fund	Votes	211,483,269.699	12,637,803.011	29,758,091.590
	% of votes entitled to be cast	83.301%	4.978%	11.721%

AZL® MVP T. Rowe Price Capital Appreciation Plus Fund	Votes	1,191,897,700.679	69,546,262.813	124,037,379.379
	% of votes entitled to be cast	86.028%	5.020%	8.953%

11

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund are available without charge on the Commission’s website at http://www.sec.gov or may be obtained by calling 800-624-0197.

12

Statement Regarding the Trust’s Liquidity Risk Management Program (Unaudited)

Each series (each such series a “Fund” and, together, the “Funds”) of the Allianz Variable Insurance Products Trust, but not the AZL Government Money Market Fund, and of the Allianz Variable Insurance Products Fund of Funds Trust (each such trust a “Trust” and, together, the “Trusts”) has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) limitation of illiquid investments; and (v) redemptions in-kind.

The Board of Trustees of each Fund (together, the “Board”) approved the designation of the individual officers of the Trusts who serve as the administrators of the Program (the “Program Administrators”). The Program Administrators oversee the implementation of the Program, including the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on February 16, 2021, the Program Administrators provided their annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the annual period from January 1, 2020 through December 31, 2020 (the “Reporting Period”). This Report included an overview of the operation of the Program, including liquidity events relevant to the Funds, if any, during the Reporting Period and conclusions with respect to the adequacy of the policies and procedures of the Program and the effectiveness of Program implementation. The Report also included a summary of the annual assessment of each Fund’s liquidity risk, which took into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; and, as applicable, (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Based on the information considered, the Report concluded that each Fund continues to have an investment strategy that is appropriate for an open-end fund, and that each Fund is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. There were no material liquidity matters impacting the Funds identified in the Report and the Report concluded that the Program operated effectively during the Reporting Period, including during periods of market volatility and net redemptions.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the classification methodology as provided in the Program and noted there were no material issues with respect to liquidity classifications during the Reporting Period.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments. During the Reporting Period, no Fund breached the 15% limit on illiquid investments.

During the Reporting Period, each Fund maintained a designated HLIM. The Report stated that the Program Administrators reviewed each Fund’s HLIM as provided in the Program and concluded that each Fund’s applicable HLIM operated as intended during the Reporting Period and no changes to the HLIM for any Fund were recommended. During the Reporting Period, no Fund fell below its designated HLIM. The Report concluded that the Program includes provisions reasonably designed to comply with the HLIM for each Fund.

The Funds that engage in or reserve the right to redeem in kind have adopted policies and procedures regarding in-kind redemptions as required by the Liquidity Rule.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period. The Report noted that there were no material changes to the Program during the Reporting Period, and none were recommended by the Program Administrators in connection with the Report.

13

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0621 08/21

AZL® MVP Balanced Index Strategy Fund

Semi-Annual Report

June 30, 2021

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 3

Statement of Operations Page 3

Statements of Changes in Net Assets Page 4

Financial Highlights Page 5

Notes to the Financial Statements Page 6

Special Joint Meeting of Shareholders Page 11

Other Information Page 13

Statement Regarding the Trust’s Liquidity Risk Management Program Page 14

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MVP Balanced Index Strategy Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MVP Balanced Index Strategy Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period 1/1/21 - 6/30/21*	Annualized Expense Ratio During Period 1/1/21 - 6/30/21

AZL MVP Balanced Index Strategy Fund	$1,000.00	$1,062.70	$0.72	0.14%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period 1/1/21 - 6/30/21*	Annualized Expense Ratio During Period 1/1/21 - 6/30/21

AZL MVP Balanced Index Strategy Fund	$1,000.00	$1,024.10	$0.70	0.14%

*

Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Fixed Income Fund	46.5%

Domestic Equity Funds	36.0

International Equity Fund	12.5

Total Investment Securities	95.0

Net other assets (liabilities)	5.0

Net Assets	100.0%

1

AZL MVP Balanced Index Strategy Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Affiliated Investment Companies (95.0%):
Domestic Equity Funds (36.0%):
914,749	AZL Mid Cap Index Fund, Class 2	$25,759,332
3,397,589	AZL S&P 500 Index Fund, Class 2	79,537,569
830,501	AZL Small Cap Stock Index Fund, Class 2	14,060,387

		119,357,288

Fixed Income Fund (46.5%):
13,342,043	AZL Enhanced Bond Index Fund	154,367,437

International Equity Fund (12.5%):
2,195,900	AZL International Index Fund, Class 2	41,568,378

Total Affiliated Investment Companies (Cost $239,290,891)		315,293,103

Total Investment Securities (Cost $239,290,891) — 95.0%		315,293,103
Net other assets (liabilities) — 5.0%		16,685,907

Net Assets — 100.0%		$331,979,010

Percentages indicated are based on net assets as of June 30, 2021.

Futures Contracts

At June 30, 2021, the Fund’s open futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

S&P 500 Index E-Mini September Futures (U.S. Dollar)	9/17/21	38	$8,148,340	$150,998

U.S. Treasury 10-Year Note September Futures (U.S. Dollar)	9/21/21	62	8,215,000	25,109

				$176,107

See accompanying notes to the financial statements.

2

AZL MVP Balanced Index Strategy Fund

Statement of Assets and Liabilities

June 30, 2021

(Unaudited)

Assets:
Investments in affiliates, at cost	$239,290,891

Investments in affiliates, at value	$315,293,103
Deposit at broker for futures contracts collateral	16,623,674
Interest and dividends receivable	215
Receivable for capital shares issued	179,863
Receivable for affiliated investments sold	72,580
Prepaid expenses	805

Total Assets	332,170,240

Liabilities:
Cash overdraft	72,578
Payable for capital shares redeemed	71,025
Manager fees payable	27,243
Administration fees payable	6,054
Custodian fees payable	161
Administrative and compliance services fees payable	531
Transfer agent fees payable	778
Trustee fees payable	2,661
Other accrued liabilities	10,199

Total Liabilities	191,230

Net Assets	$331,979,010

Net Assets Consist of:
Paid in capital	$253,748,620
Total distributable earnings	78,230,390

Net Assets	$331,979,010

Shares of beneficial interest (unlimited number of shares authorized, no par value)	22,248,825
Net Asset Value (offering and redemption price per share)	$14.92

Statement of Operations

For the Six Months Ended June 30, 2021

(Unaudited)

Investment Income:
Interest	$1,819
Dividends from non-affiliates	2

Total Investment Income	1,821

Expenses:
Manager fees	161,641
Administration fees	29,748
Custodian fees	751
Administrative and compliance services fees	2,380
Transfer agent fees	2,767
Trustee fees	8,550
Professional fees	6,888
Shareholder reports	5,844
Other expenses	2,057

Total expenses	220,626

Net Investment Income/(Loss)	(218,805)

Net realized and Change in net unrealized gains/losses on investments:
Net realized gains/(losses) on affiliated underlying funds	5,054,729
Net realized gains/(losses) on futures contracts	934,957
Change in net unrealized appreciation/depreciation on affiliated underlying funds	14,013,653
Change in net unrealized appreciation/depreciation on futures contracts	(14,004)

Net realized and Change in net unrealized gains/losses on investments	19,989,335

Change in Net Assets Resulting From Operations	$19,770,530

See accompanying notes to the financial statements.

3

AZL MVP Balanced Index Strategy Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2021	For the Year Ended December 31, 2020
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$(218,805)	$5,601,421
Net realized gains/(losses) on investments	5,989,686	(6,220,810)
Change in unrealized appreciation/depreciation on investments	13,999,649	17,344,831

Change in net assets resulting from operations	19,770,530	16,725,442

Distributions to Shareholders:
Distributions	—	(14,356,566)

Change in net assets resulting from distributions to shareholders	—	(14,356,566)

Capital Transactions:
Proceeds from shares issued	8,520,850	12,163,159
Proceeds from dividends reinvested	—	14,356,566
Value of shares redeemed	(16,799,902)	(39,917,523)

Change in net assets resulting from capital transactions	(8,279,052)	(13,397,798)

Change in net assets	11,491,478	(11,028,922)
Net Assets:
Beginning of period	320,487,532	331,516,454

End of period	$331,979,010	$320,487,532

Share Transactions:
Shares issued	584,587	906,687
Dividends reinvested	—	1,090,924
Shares redeemed	(1,158,364)	(3,022,659)

Change in shares	(573,777)	(1,025,048)

Amounts shown as “—” are either $0 or rounds to less than $1.

See accompanying notes to the financial statements.

4

AZL MVP Balanced Index Strategy Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2021		Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016
	(Unaudited)

Net Asset Value, Beginning of Period	$14.04		$13.90	$12.37	$13.38	$12.74	$12.30

Investment Activities:
Net Investment Income/(Loss)	(0.01	)(a)	0.24 (a)	0.25 (a)	0.24	0.11	0.17
Net Realized and Unrealized Gains/(Losses) on Investments	0.89		0.54	1.82	(0.82)	1.32	0.64

Total from Investment Activities	0.88		0.78	2.07	(0.58)	1.43	0.81

Distributions to Shareholders From:
Net Investment Income	—		(0.27)	(0.29)	(0.11)	(0.26)	(0.28)
Net Realized Gains	—		(0.37)	(0.25)	(0.32)	(0.53)	(0.09)

Total Dividends	—		(0.64)	(0.54)	(0.43)	(0.79)	(0.37)

Net Asset Value, End of Period	$14.92		$14.04	$13.90	$12.37	$13.38	$12.74

Total Return(b)	6.27	%(c)	5.98%	16.92%	(4.44)%	11.40%	6.61%

Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$331,979		$320,488	$331,516	$301,934	$322,231	$312,745
Net Investment Income/(Loss)(d)	(0.14)%		1.82%	1.84%	1.79%	0.72%	1.69%
Expenses Before Reductions*(d)(e)	0.14%		0.14%	0.14%	0.13%	0.13%	0.14%
Expenses Net of Reductions*(d)	0.14%		0.14%	0.14%	0.13%	0.13%	0.14%
Portfolio Turnover Rate	4	%(c)	13%	9%	7%	9%	11%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Calculated using the average shares method.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

5

AZL MVP Balanced Index Strategy Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies”. The Trust consists of 12 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP Balanced Index Strategy Fund (the “Fund”), and 11 are presented in separate reports. The Fund is a diversified series of the Trust.

The Fund is a “fund of funds”, which means that the Fund invests primarily in other mutual funds (the “Underlying Funds”). Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act (the “Rule”), the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2021, the Fund did not engage in any Rule 17a-7 transactions under the Rule.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type. The Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments,

6

AZL MVP Balanced Index Strategy Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.

Futures Contracts

During the period ended June 30, 2021, the Fund invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the period ended June 30, 2021, the monthly average notional amount for long contracts was $16.1 million. There was no short contract activity during the period. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2021:

	Asset Derivative		Liability Derivative
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value	Statement of Assets and Liabilities Location	Total Fair Value

Equity Risk

Futures Contracts	Receivable for variation margin on futures contracts*	$150,998	Payable for variation margin on futures contracts*	$—

Interest Rate Risk

Futures Contracts	Receivable for variation margin on futures contracts*	25,109	Payable for variation margin on futures contracts*	—

*

For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities as variation margin on futures contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2021:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized

Equity Risk

Futures Contracts	Net realized gains/(losses) on futures contracts/ Change net in unrealized appreciation/depreciation on futures contracts	$1,156,183	$(26,670)

Interest Rate Risk

Futures Contracts	Net realized gains/(losses) on futures contracts/ Change net in unrealized appreciation/depreciation on futures contracts	(221,226)	12,666

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2022. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.”

For the period ended June 30, 2021, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit

AZL MVP Balanced Index Strategy Fund	0.10%	0.20%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2021, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During the period ended June 30, 2021, there were no voluntary waivers.

7

AZL MVP Balanced Index Strategy Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2021, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. Additional information, including financial statements, about these Funds is available at www.allianzlife.com. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2021 is as follows:

	Value 12/31/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gains(Losses)	Change in Net Unrealized Appreciation/ Depreciation	Value 6/30/2021	Shares as of 6/30/2021	Dividend Income	Net Realized Gains Distributions from Affiliated Underlying Funds

AZL Enhanced Bond Index Fund	$143,902,884	$13,042,857	$—	$—	$(2,578,304)	$154,367,437	13,342,043	$—	$—
AZL International Index Fund, Class 2	42,056,547	—	(3,982,882)	806,627	2,688,086	41,568,378	2,195,900	—	—
AZL Mid Cap Index Fund, Class 2	25,956,033	—	(4,306,792)	1,069,489	3,040,602	25,759,332	914,749	—	—
AZL S&P 500 Index Fund, Class 2	77,667,949	—	(9,123,933)	2,474,896	8,518,657	79,537,569	3,397,589	—	—
AZL Small Cap Stock Index Fund, Class 2	14,844,819	—	(3,832,761)	703,717	2,344,612	14,060,387	830,501	—	—

	$304,428,232	$13,042,857	$(21,246,368)	$5,054,729	$14,013,653	$315,293,103	20,680,782	$—	$—

Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair values services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $191,625 annual Board retainer, the Lead Director receives an additional $37,500, the Chair of the Nominating and Corporate Governance Committee receives an additional $7,500 annually, the Co-Chairs of the Investment Committee receive $3,750 annually and the Chair of the Audit Committee receives an additional $11,250 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each trust. During the period ended June 30, 2021, actual Trustee compensation was $702,562 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies. Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

8

AZL MVP Balanced Index Strategy Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

The following is a summary of the valuation inputs used as of June 30, 2021 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total

Affiliated Investment Companies	$315,293,103	$—	$—	$315,293,103

Total Investment Securities	315,293,103	—	—	315,293,103

Other Financial Instruments:*
Futures Contracts	176,107	—	—	176,107

Total Investments	$315,469,210	$—	$—	$315,469,210

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally presented in the financial statements at variation margin.

5. Security Purchases and Sales

For the period ended June 30, 2021, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL MVP Balanced Index Strategy Fund	$13,042,857	$21,246,366

6. Investment Risks

The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds or unregistered investment pools in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.

Foreign Securities Risk: Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.

Fund of Fund Risk: The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds. In addition, the Fund maintains indirect exposure to various types of risk which may exist in the underlying Funds, such as foreign securities risk, fixed income securities risk and other risks.

Interest Rate Risk: Debt securities held by an underlying fund may decline in value due to rising interest rates.

Market Risk: The market price of securities owned by the underlying funds may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.

7. Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objectives. The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

8. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2020 was $246,210,848. The gross unrealized appreciation/(depreciation) on a tax basis was as follows:

Unrealized appreciation	$58,217,384
Unrealized (depreciation)	—

Net unrealized appreciation/(depreciation)	$58,217,384

9

AZL MVP Balanced Index Strategy Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

The tax character of dividends paid to shareholders during the year ended December 31, 2020, was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL MVP Balanced Index Strategy Fund	$7,804,880	$6,551,686	$14,356,566

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

At December 31, 2020, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL MVP Balanced Index Strategy Fund	$12,933,760	$9,550,733	$—	$58,217,384	$80,701,877

(a)	The difference between book-basis and tax-basis unrealized appreciation/depreciation was attributable primarily to tax deferral of losses on wash sales and mark-to-market of futures contracts.

9. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2021, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 85% of the Fund. Investment activities of these shareholders could have a material impact to the Fund.

10. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

10

AZL MVP Balanced Index Strategy Fund

Special Joint Meeting of Shareholders

June 30, 2021 (Unaudited)

A special meeting of the Allianz Variable Insurance Products Fund Of Funds Trust’s (the “Trust”) shareholders was held on June 3, 2021. The results of the matters voted upon at the meeting are reported below.

Election of Trustees

To elect seven nominees as Trustees of the Trust to serve until a successor is elected and qualified or until such Trustee dies, resigns, retires, or is removed for election as provided in the governing documents of the Trust. The nominees were Peter R. Burnim, Peggy L. Ettestad, Tamara Lynn Fagely, Richard H. Forde, Claire R. Leonardi, Dickson W. Lewis, and Brian Muench. There was no other Trustee whose term of office as a Trustee continued after the meeting.

		FOR	WITHHELD

Peter R. Burnim	Votes	9,698,300,664.000	461,262,722.733
	% of votes entitled to be cast	95.460%	4.540%

Peggy L. Ettestad	Votes	9,744,785,844.047	414,777,542.686
	% of votes entitled to be cast	95.917%	4.083%

Tamara Lynn Fagely	Votes	9,749,721,430.073	409,841,956.660
	% of votes entitled to be cast	95.966%	4.034%

Richard H. Forde	Votes	9,725,296,590.351	434,266,796.382
	% of votes entitled to be cast	95.726%	4.274%

Claire R. Leonardi	Votes	9,756,832,186.929	402,731,199.804
	% of votes entitled to be cast	96.036%	3.964%

Dickson W. Lewis	Votes	9,683,252,333.341	476,311,053.392
	% of votes entitled to be cast	95.312%	4.688%

Brian Muench	Votes	9,739,692,821.948	419,870,564.785
	% of votes entitled to be cast	95.867%	4.133%

Approve amended fundamental restrictions regarding investments in commodities

To approve that the Trust’s fundamental policies with respect to commodities are replaced with the following: “No Fund may: Purchase or sell commodities except to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.”

FUND		FOR	AGAINST	ABSTAIN

AZL MVP FusionSM Balanced Fund	Votes	724,020,610.631	25,965,700.395	64,480,992.029
	% of votes entitled to be cast	88.895%	3.188%	7.917%

AZL MVP FusionSM Conservative Fund	Votes	207,849,507.478	7,714,328.807	20,132,965.915
	% of votes entitled to be cast	88.185%	3.273%	8.542%

AZL MVP FusionSM Moderate Fund	Votes	1,675,644,566.951	51,935,064.499	151,957,164.856
	% of votes entitled to be cast	89.152%	2.763%	8.085%

AZL® Balanced Index Strategy Fund	Votes	370,109,866.443	8,120,911.689	37,825,978.335
	% of votes entitled to be cast	88.957%	1.952%	9.092%

AZL® MVP Balanced Index Strategy Fund	Votes	272,508,300.262	8,100,202.921	38,940,957.230
	% of votes entitled to be cast	85.279%	2.535%	12.186%

AZL® MVP Growth Index Strategy Fund	Votes	2,253,168,549.922	81,030,934.965	243,425,209.080
	% of votes entitled to be cast	87.413%	3.144%	9.444%

AZL® MVP Moderate Index Strategy Fund	Votes	459,489,269.089	21,433,634.607	44,698,959.196
	% of votes entitled to be cast	87.418%	4.078%	8.504%

AZL® MVP Global Balanced Index Strategy Fund	Votes	607,120,765.403	28,580,727.312	67,371,200.883
	% of votes entitled to be cast	86.352%	4.065%	9.582%

AZL® DFA Multi-Strategy Fund	Votes	838,713,716.278	44,467,726.830	71,863,407.006
	% of votes entitled to be cast	87.819%	4.656%	7.525%

AZL® MVP DFA Multi-Strategy Fund	Votes	82,637,136.168	3,643,849.372	7,250,675.011
	% of votes entitled to be cast	88.352%	3.896%	7.752%

11

FUND		FOR	AGAINST	ABSTAIN

AZL® MVP Fidelity Institutional Asset Management® Multi-Strategy Fund	Votes	215,631,261.075	8,954,953.342	29,292,949.884
	% of votes entitled to be cast	84.935%	3.527%	11.538%

AZL® MVP T. Rowe Price Capital Appreciation Plus Fund	Votes	1,222,126,591.953	56,285,445.413	107,069,305.504
	% of votes entitled to be cast	88.210%	4.063%	7.728%

Approve amended fundamental restrictions regarding borrowing

To approve that the Trust’s fundamental and related non-fundamental policies with respect to borrowing are replaced with the following: “No Fund may: Borrow money, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.”

FUND		FOR	AGAINST	ABSTAIN

AZL MVP FusionSM Balanced Fund	Votes	709,309,612.667	31,798,584.250	73,359,106.138
	% of votes entitled to be cast	87.089%	3.904%	9.007%

AZL MVP FusionSM Conservative Fund	Votes	210,036,621.710	8,331,208.078	17,328,972.411
	% of votes entitled to be cast	89.113%	3.535%	7.352%

AZL MVP FusionSM Moderate Fund	Votes	1,642,136,577.503	69,923,524.523	167,476,694.280
	% of votes entitled to be cast	87.369%	3.720%	8.911%

AZL® Balanced Index Strategy Fund	Votes	371,193,748.544	7,499,541.088	37,363,466.836
	% of votes entitled to be cast	89.217%	1.803%	8.980%

AZL® MVP Balanced Index Strategy Fund	Votes	269,242,580.863	12,559,386.314	37,747,493.235
	% of votes entitled to be cast	84.257%	3.930%	11.813%

AZL® MVP Growth Index Strategy Fund	Votes	2,202,090,386.602	118,938,115.278	256,596,192.088
	% of votes entitled to be cast	85.431%	4.614%	9.955%

AZL® MVP Moderate Index Strategy Fund	Votes	448,098,738.171	33,266,593.465	44,256,531.255
	% of votes entitled to be cast	85.251%	6.329%	8.420%

AZL® MVP Global Balanced Index Strategy Fund	Votes	609,771,514.679	31,023,055.053	62,278,123.866
	% of votes entitled to be cast	86.729%	4.412%	8.858%

AZL® DFA Multi-Strategy Fund	Votes	829,772,912.326	48,960,106.404	76,311,831.384
	% of votes entitled to be cast	86.883%	5.126%	7.990%

AZL® MVP DFA Multi-Strategy Fund	Votes	80,825,430.550	3,740,847.678	8,965,382.323
	% of votes entitled to be cast	86.415%	4.000%	9.585%

AZL® MVP Fidelity Institutional Asset Management® Multi-Strategy Fund	Votes	211,483,269.699	12,637,803.011	29,758,091.590
	% of votes entitled to be cast	83.301%	4.978%	11.721%

AZL® MVP T. Rowe Price Capital Appreciation Plus Fund	Votes	1,191,897,700.679	69,546,262.813	124,037,379.379
	% of votes entitled to be cast	86.028%	5.020%	8.953%

12

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.
The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund are available without charge on the Commission’s website at http://www.sec.gov or may be obtained by calling 800-624-0197.

13

Statement Regarding the Trust’s Liquidity Risk Management Program (Unaudited)

Each series (each such series a “Fund” and, together, the “Funds”) of the Allianz Variable Insurance Products Trust, but not the AZL Government Money Market Fund, and of the Allianz Variable Insurance Products Fund of Funds Trust (each such trust a “Trust” and, together, the “Trusts”) has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) limitation of illiquid investments; and (v) redemptions in-kind.

The Board of Trustees of each Fund (together, the “Board”) approved the designation of the individual officers of the Trusts who serve as the administrators of the Program (the “Program Administrators”). The Program Administrators oversee the implementation of the Program, including the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on February 16, 2021, the Program Administrators provided their annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the annual period from January 1, 2020 through December 31, 2020 (the “Reporting Period”). This Report included an overview of the operation of the Program, including liquidity events relevant to the Funds, if any, during the Reporting Period and conclusions with respect to the adequacy of the policies and procedures of the Program and the effectiveness of Program implementation. The Report also included a summary of the annual assessment of each Fund’s liquidity risk, which took into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; and, as applicable, (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Based on the information considered, the Report concluded that each Fund continues to have an investment strategy that is appropriate for an open-end fund, and that each Fund is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. There were no material liquidity matters impacting the Funds identified in the Report and the Report concluded that the Program operated effectively during the Reporting Period, including during periods of market volatility and net redemptions.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the classification methodology as provided in the Program and noted there were no material issues with respect to liquidity classifications during the Reporting Period.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments. During the Reporting Period, no Fund breached the 15% limit on illiquid investments.

During the Reporting Period, each Fund maintained a designated HLIM. The Report stated that the Program Administrators reviewed each Fund’s HLIM as provided in the Program and concluded that each Fund’s applicable HLIM operated as intended during the Reporting Period and no changes to the HLIM for any Fund were recommended. During the Reporting Period, no Fund fell below its designated HLIM. The Report concluded that the Program includes provisions reasonably designed to comply with the HLIM for each Fund.

The Funds that engage in or reserve the right to redeem in kind have adopted policies and procedures regarding in-kind redemptions as required by the Liquidity Rule.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period. The Report noted that there were no material changes to the Program during the Reporting Period, and none were recommended by the Program Administrators in connection with the Report.

14

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0621 08/21

AZL® MVP DFA Multi-Strategy Fund

Semi-Annual Report

June 30, 2021

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 3

Statement of Operations Page 3

Statements of Changes in Net Assets Page 4

Financial Highlights Page 5

Notes to the Financial Statements Page 6

Special Joint Meeting of Shareholders Page 11

Other Information Page 13

Statement Regarding the Trust’s Liquidity Risk Management Program Page 14

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MVP DFA Multi-Strategy Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MVP DFA Multi-Strategy Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period 1/1/21 - 6/30/21*	Annualized Expense Ratio During Period 1/1/21 - 6/30/21

AZL MVP DFA Multi-Strategy Fund	$1,000.00	$1,101.00	$0.78	0.15%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period 1/1/21 - 6/30/21*	Annualized Expense Ratio During Period 1/1/21 - 6/30/21

AZL MVP DFA Multi-Strategy Fund	$1,000.00	$1,024.05	$0.75	0.15%

*

Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Domestic Equity Funds	45.6%

Fixed Income Fund	37.4

International Equity Fund	12.0

Total Investment Securities	95.0

Net other assets (liabilities)	5.0

Net Assets	100.0%

1

AZL MVP DFA Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Affiliated Investment Companies (95.0%):
Domestic Equity Funds (45.6%):
2,023,203	AZL DFA U.S. Core Equity Fund	$34,657,461
646,092	AZL DFA U.S. Small Cap Fund	9,995,038

		44,652,499

Fixed Income Fund (37.4%):
3,794,653	AZL DFA Five-Year Global Fixed Income Fund	36,580,456

International Equity Fund (12.0%):
955,810	AZL DFA International Core Equity Fund	11,775,585

Total Affiliated Investment Companies (Cost $72,566,334)		93,008,540

Total Investment Securities (Cost $72,566,334) — 95.0%		93,008,540
Net other assets (liabilities) — 5.0%		4,897,694

Net Assets — 100.0%		$97,906,234

Percentages indicated are based on net assets as of June 30, 2021.

Futures Contracts

At June 30, 2021, the Fund’s open futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

S&P 500 Index E-Mini September Futures (U.S. Dollar)	9/17/21	13	$2,787,590	$53,337
U.S. Treasury 10-Year Note September Futures (U.S. Dollar)	9/21/21	14	1,855,000	5,670

				$59,007

See accompanying notes to the financial statements.

2

AZL MVP DFA Multi-Strategy Fund

Statement of Assets and Liabilities

June 30, 2021

(Unaudited)

Assets:
Investments in affiliates, at cost	$72,566,334

Investments in affiliates, at value	$93,008,540
Deposit at broker for futures contracts collateral	4,901,885
Interest and dividends receivable	64
Receivable for capital shares issued	15,899
Receivable for affiliated investments sold	33,083
Prepaid expenses	218

Total Assets	97,959,689

Liabilities:
Cash overdraft	33,131
Payable for capital shares redeemed	3,780
Manager fees payable	4,730
Administration fees payable	6,446
Custodian fees payable	165
Administrative and compliance services fees payable	175
Transfer agent fees payable	838
Trustee fees payable	875
Other accrued liabilities	3,315

Total Liabilities	53,455

Net Assets	$97,906,234

Net Assets Consist of:
Paid in capital	$78,627,666
Total distributable earnings	19,278,568

Net Assets	$97,906,234

Shares of beneficial interest (unlimited number of shares authorized, no par value)	7,677,388
Net Asset Value (offering and redemption price per share)	$12.75

Statement of Operations

For the Six Months Ended June 30, 2021

(Unaudited)

Investment Income:
Interest	$466
Dividends from non-affiliates	2

Total Investment Income	468

Expenses:
Manager fees	94,693
Administration fees	31,369
Custodian fees	782
Administrative and compliance services fees	755
Transfer agent fees	2,950
Trustee fees	2,704
Professional fees	2,194
Shareholder reports	1,904
Other expenses	660

Total expenses before reductions	138,011
Less expenses voluntarily waived/reimbursed by the Manager	(47,346)
Less expense contractually waived/reimbursed by the Manager	(19,644)

Net expenses	71,021

Net Investment Income/(Loss)	(70,553)

Net realized and Change in net unrealized gains/losses on investments:
Net realized gains/(losses) on affiliated underlying funds	1,374,511
Net realized gains/(losses) on futures contracts	364,096
Change in net unrealized appreciation/depreciation on affiliated underlying funds	7,413,489
Change in net unrealized appreciation/depreciation on futures contracts	(17,227)

Net realized and Change in net unrealized gains/losses on investments	9,134,869

Change in Net Assets Resulting From Operations	$9,064,316

See accompanying notes to the financial statements.

3

AZL MVP DFA Multi-Strategy Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2021	For the Year Ended December 31, 2020
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$(70,553)	$1,261,107
Net realized gains/(losses) on investments	1,738,607	(3,193,637)
Change in unrealized appreciation/depreciation on investments	7,396,262	4,854,796

Change in net assets resulting from operations	9,064,316	2,922,266

Distributions to Shareholders:
Distributions	—	(6,284,367)

Change in net assets resulting from distributions to shareholders	—	(6,284,367)

Capital Transactions:
Proceeds from shares issued	4,567,671	4,842,965
Proceeds from dividends reinvested	—	6,284,367
Value of shares redeemed	(6,393,817)	(13,056,208)

Change in net assets resulting from capital transactions	(1,826,146)	(1,928,876)

Change in net assets	7,238,170	(5,290,977)
Net Assets:
Beginning of period	90,668,064	95,959,041

End of period	$97,906,234	$90,668,064

Share Transactions:
Shares issued	370,013	443,013
Dividends reinvested	—	586,228
Shares redeemed	(519,789)	(1,175,992)

Change in shares	(149,776)	(146,751)

Amounts shown as “—” are either $0 or rounds to less than $1.

See accompanying notes to the financial statements.

4

AZL MVP DFA Multi-Strategy Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2021		Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016
	(Unaudited)

Net Asset Value, Beginning of Period	$11.58		$12.03	$10.65	$11.60	$10.36	$9.50

Investment Activities:
Net Investment Income/(Loss)	(0.01	)(a)	0.16 (a)	0.31 (a)	0.08	0.09	0.05
Net Realized and Unrealized Gains/(Losses) on Investments	1.18		0.22	1.36	(0.79)	1.21	0.81

Total from Investment Activities	1.17		0.38	1.67	(0.71)	1.30	0.86

Distributions to Shareholders From:
Net Investment Income	—		(0.34)	(0.11)	(0.08)	(0.05)	—
Net Realized Gains	—		(0.49)	(0.18)	(0.16)	(0.01)	—

Total Dividends	—		(0.83)	(0.29)	(0.24)	(0.06)	—

Net Asset Value, End of Period	$12.75		$11.58	$12.03	$10.65	$11.60	$10.36

Total Return(b)	10.10	%(c)	3.77%	15.81%	(6.22)%	12.55%	9.05%

Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$97,906		$90,668	$95,959	$86,601	$77,757	$53,326
Net Investment Income/(Loss)(d)	(0.15)%		1.44%	2.71%	0.91%	0.96%	0.71%
Expenses Before Reductions*(d)(e)	0.29%		0.30%	0.29%	0.29%	0.30%	0.36%
Expenses Net of Reductions*(d)	0.15%		0.15%	0.15%	0.15%	0.15%	0.15%
Portfolio Turnover Rate	4	%(c)	18%	10%	16%	15%	15%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Calculated using the average shares method.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

5

AZL MVP DFA Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies”. The Trust consists of 12 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP DFA Multi-Strategy Fund (the “Fund”), and 11 are presented in separate reports. The Fund is a diversified series of the Trust.

The Fund is a “fund of funds”, which means that the Fund invests primarily in other mutual funds (the “Underlying Funds”). Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act (the “Rule”), the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2021, the Fund did not engage in any Rule 17a-7 transactions under the Rule.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type. The Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments,

6

AZL MVP DFA Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.

Futures Contracts

During the period ended June 30, 2021, the Fund invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the period ended June 30, 2021, the monthly average notional amount for long contracts was $4.5 million. There was no short contract activity during the period. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2021:

	Asset Derivative		Liability Derivative
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value	Statement of Assets and Liabilities Location	Total Fair Value

Equity Risk

Futures Contracts	Receivable for variation margin on futures contracts*	$53,337	Payable for variation margin on futures contracts*	$—

Interest Rate Risk

Futures Contracts	Receivable for variation margin on futures contracts*	5,670	Payable for variation margin on futures contracts*	—

*

For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities as variation margin on futures contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2021:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized

Equity Risk

Futures Contracts	Net realized gains/(losses) on futures contracts/ Change net in unrealized appreciation/depreciation on futures contracts	$413,326	$(19,960)

Interest Rate Risk

Futures Contracts	Net realized gains/(losses) on futures contracts/ Change net in unrealized appreciation/depreciation on futures contracts	(49,230)	2,733

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2022. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.”

For the period ended June 30, 2021, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit

AZL MVP DFA Multi-Strategy Fund	0.20%	0.15%

*

The Manager waived, prior to any application of expense limit, the management fee to 0.10% on all assets. The Manager reserves the right to increase the management fee to the amount shown in the table above (i.e., discontinue the waiver) at any time after April 30, 2022.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.”

7

AZL MVP DFA Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

At June 30, 2021, the contractual reimbursements subject to repayment by the Fund in subsequent years were as follows:

	Expires 12/31/2021	Expires 12/31/2022	Expires 12/31/2023	Expires 12/31/2024	Total

AZL MVP DFA Multi-Strategy Fund	$32,488	$34,113	$42,695	$19,644	$128,940

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2021, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. Additional information, including financial statements, about these Funds is available at www.allianzlife.com. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2021 is as follows:

	Value 12/31/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gains(Losses)	Change in Net Unrealized Appreciation/ Depreciation	Value 6/30/2021	Shares as of 6/30/2021	Dividend Income	Net Realized Gains Distributions from Affiliated Underlying Funds

AZL DFA Five-Year Global Fixed Income Fund	$33,058,413	$3,558,021	$—	$—	$(35,978)	$36,580,456	3,794,653	$—	$—
AZL DFA International Core Equity Fund	11,378,232	—	(879,249)	152,515	1,124,087	11,775,585	955,810	—	—
AZL DFA U.S. Core Equity Fund	32,291,077	—	(3,021,083)	875,787	4,511,680	34,657,461	2,023,203	—	—
AZL DFA U.S. Small Cap Fund	9,441,155	—	(1,606,026)	346,209	1,813,700	9,995,038	646,092	—	—

	$86,168,877	$3,558,021	$(5,506,358)	$1,374,511	$7,413,489	$93,008,540	7,419,758	$—	$—

Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair values services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $191,625 annual Board retainer, the Lead Director receives an additional $37,500, the Chair of the Nominating and Corporate Governance Committee receives an additional $7,500 annually, the Co-Chairs of the Investment Committee receive $3,750 annually and the Chair of the Audit Committee receives an additional $11,250 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each trust. During the period ended June 30, 2021, actual Trustee compensation was $702,562 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

8

AZL MVP DFA Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies. Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2021 in valuing the Fund’s investments based upon the three levels defined above:

Investment Valuation Summary

Investment Securities:	Level 1	Level 2	Level 3	Total

Affiliated Investment Companies	$93,008,540	$—	$—	$93,008,540

Total Investment Securities	93,008,540	—	—	93,008,540

Other Financial Instruments:*
Futures Contracts	59,007	—	—	59,007

Total Investments	$93,067,547	$—	$—	$93,067,547

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally presented in the financial statements at variation margin.

5. Security Purchases and Sales

For the period ended June 30, 2021, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL MVP DFA Multi-Strategy Fund	$3,558,021	$5,506,359

6. Investment Risks

The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds or unregistered investment pools in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.

Foreign Securities Risk: Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.

Fund of Fund Risk: The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds. In addition, the Fund maintains indirect exposure to various types of risk which may exist in the underlying Funds, such as foreign securities risk, fixed income securities risk and other risks.

Interest Rate Risk: Debt securities held by an underlying fund may decline in value due to rising interest rates.

Market Risk: The market price of securities owned by the underlying funds may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.

7. Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objectives. The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

9

AZL MVP DFA Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

8. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2020 was $74,546,797. The gross unrealized appreciation/(depreciation) on a tax basis was as follows:

Unrealized appreciation	$12,588,995
Unrealized (depreciation)	(966,915)

Net unrealized appreciation/(depreciation)	$11,622,080

The tax character of dividends paid to shareholders during the year ended December 31, 2020 was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL MVP DFA Multi-Strategy Fund	$2,866,512	$3,417,855	$6,284,367

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

At December 31, 2020, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL MVP DFA Multi-Strategy Fund	$3,153,395	$4,017,348	$—	$11,622,080	$18,792,823

(a)	The difference between book-basis and tax-basis unrealized appreciation/depreciation was attributable primarily to tax deferral of losses on wash sales and mark-to-market of futures contracts.

9. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2021, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 85% of the Fund. Investment activities of these shareholders could have a material impact to the Fund.

10. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

10

AZL MVP DFA Multi-Strategy Fund

Special Joint Meeting of Shareholders

June 30, 2021 (Unaudited)

A special meeting of the Allianz Variable Insurance Products Fund Of Funds Trust’s (the “Trust”) shareholders was held on June 3, 2021. The results of the matters voted upon at the meeting are reported below.

Election of Trustees

To elect seven nominees as Trustees of the Trust to serve until a successor is elected and qualified or until such Trustee dies, resigns, retires, or is removed for election as provided in the governing documents of the Trust. The nominees were Peter R. Burnim, Peggy L. Ettestad, Tamara Lynn Fagely, Richard H. Forde, Claire R. Leonardi, Dickson W. Lewis, and Brian Muench. There was no other Trustee whose term of office as a Trustee continued after the meeting.

		FOR	WITHHELD

Peter R. Burnim	Votes	9,698,300,664.000	461,262,722.733
	% of votes entitled to be cast	95.460%	4.540%

Peggy L. Ettestad	Votes	9,744,785,844.047	414,777,542.686
	% of votes entitled to be cast	95.917%	4.083%

Tamara Lynn Fagely	Votes	9,749,721,430.073	409,841,956.660
	% of votes entitled to be cast	95.966%	4.034%

Richard H. Forde	Votes	9,725,296,590.351	434,266,796.382
	% of votes entitled to be cast	95.726%	4.274%

Claire R. Leonardi	Votes	9,756,832,186.929	402,731,199.804
	% of votes entitled to be cast	96.036%	3.964%

Dickson W. Lewis	Votes	9,683,252,333.341	476,311,053.392
	% of votes entitled to be cast	95.312%	4.688%

Brian Muench	Votes	9,739,692,821.948	419,870,564.785
	% of votes entitled to be cast	95.867%	4.133%

Approve amended fundamental restrictions regarding investments in commodities

To approve that the Trust’s fundamental policies with respect to commodities are replaced with the following: “No Fund may: Purchase or sell commodities except to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.”

FUND		FOR	AGAINST	ABSTAIN

AZL MVP FusionSM Balanced Fund	Votes	724,020,610.631	25,965,700.395	64,480,992.029
	% of votes entitled to be cast	88.895%	3.188%	7.917%

AZL MVP FusionSM Conservative Fund	Votes	207,849,507.478	7,714,328.807	20,132,965.915
	% of votes entitled to be cast	88.185%	3.273%	8.542%

AZL MVP FusionSM Moderate Fund	Votes	1,675,644,566.951	51,935,064.499	151,957,164.856
	% of votes entitled to be cast	89.152%	2.763%	8.085%

AZL® Balanced Index Strategy Fund	Votes	370,109,866.443	8,120,911.689	37,825,978.335
	% of votes entitled to be cast	88.957%	1.952%	9.092%

AZL® MVP Balanced Index Strategy Fund	Votes	272,508,300.262	8,100,202.921	38,940,957.230
	% of votes entitled to be cast	85.279%	2.535%	12.186%

AZL® MVP Growth Index Strategy Fund	Votes	2,253,168,549.922	81,030,934.965	243,425,209.080
	% of votes entitled to be cast	87.413%	3.144%	9.444%

AZL® MVP Moderate Index Strategy Fund	Votes	459,489,269.089	21,433,634.607	44,698,959.196
	% of votes entitled to be cast	87.418%	4.078%	8.504%

AZL® MVP Global Balanced Index Strategy Fund	Votes	607,120,765.403	28,580,727.312	67,371,200.883
	% of votes entitled to be cast	86.352%	4.065%	9.582%

AZL® DFA Multi-Strategy Fund	Votes	838,713,716.278	44,467,726.830	71,863,407.006
	% of votes entitled to be cast	87.819%	4.656%	7.525%

AZL® MVP DFA Multi-Strategy Fund	Votes	82,637,136.168	3,643,849.372	7,250,675.011
	% of votes entitled to be cast	88.352%	3.896%	7.752%

11

FUND		FOR	AGAINST	ABSTAIN

AZL® MVP Fidelity Institutional Asset Management® Multi-Strategy Fund	Votes	215,631,261.075	8,954,953.342	29,292,949.884
	% of votes entitled to be cast	84.935%	3.527%	11.538%

AZL® MVP T. Rowe Price Capital Appreciation Plus Fund	Votes	1,222,126,591.953	56,285,445.413	107,069,305.504
	% of votes entitled to be cast	88.210%	4.063%	7.728%

Approve amended fundamental restrictions regarding borrowing

To approve that the Trust’s fundamental and related non-fundamental policies with respect to borrowing are replaced with the following: “No Fund may: Borrow money, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.”

FUND		FOR	AGAINST	ABSTAIN

AZL MVP FusionSM Balanced Fund	Votes	709,309,612.667	31,798,584.250	73,359,106.138
	% of votes entitled to be cast	87.089%	3.904%	9.007%

AZL MVP FusionSM Conservative Fund	Votes	210,036,621.710	8,331,208.078	17,328,972.411
	% of votes entitled to be cast	89.113%	3.535%	7.352%

AZL MVP FusionSM Moderate Fund	Votes	1,642,136,577.503	69,923,524.523	167,476,694.280
	% of votes entitled to be cast	87.369%	3.720%	8.911%

AZL® Balanced Index Strategy Fund	Votes	371,193,748.544	7,499,541.088	37,363,466.836
	% of votes entitled to be cast	89.217%	1.803%	8.980%

AZL® MVP Balanced Index Strategy Fund	Votes	269,242,580.863	12,559,386.314	37,747,493.235
	% of votes entitled to be cast	84.257%	3.930%	11.813%

AZL® MVP Growth Index Strategy Fund	Votes	2,202,090,386.602	118,938,115.278	256,596,192.088
	% of votes entitled to be cast	85.431%	4.614%	9.955%

AZL® MVP Moderate Index Strategy Fund	Votes	448,098,738.171	33,266,593.465	44,256,531.255
	% of votes entitled to be cast	85.251%	6.329%	8.420%

AZL® MVP Global Balanced Index Strategy Fund	Votes	609,771,514.679	31,023,055.053	62,278,123.866
	% of votes entitled to be cast	86.729%	4.412%	8.858%

AZL® DFA Multi-Strategy Fund	Votes	829,772,912.326	48,960,106.404	76,311,831.384
	% of votes entitled to be cast	86.883%	5.126%	7.990%

AZL® MVP DFA Multi-Strategy Fund	Votes	80,825,430.550	3,740,847.678	8,965,382.323
	% of votes entitled to be cast	86.415%	4.000%	9.585%

AZL® MVP Fidelity Institutional Asset Management® Multi-Strategy Fund	Votes	211,483,269.699	12,637,803.011	29,758,091.590
	% of votes entitled to be cast	83.301%	4.978%	11.721%

AZL® MVP T. Rowe Price Capital Appreciation Plus Fund	Votes	1,191,897,700.679	69,546,262.813	124,037,379.379
	% of votes entitled to be cast	86.028%	5.020%	8.953%

12

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund are available without charge on the Commission’s website at http://www.sec.gov or may be obtained by calling 800-624-0197.

13

Statement Regarding the Trust’s Liquidity Risk Management Program (Unaudited)

Each series (each such series a “Fund” and, together, the “Funds”) of the Allianz Variable Insurance Products Trust, but not the AZL Government Money Market Fund, and of the Allianz Variable Insurance Products Fund of Funds Trust (each such trust a “Trust” and, together, the “Trusts”) has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) limitation of illiquid investments; and (v) redemptions in-kind.

The Board of Trustees of each Fund (together, the “Board”) approved the designation of the individual officers of the Trusts who serve as the administrators of the Program (the “Program Administrators”). The Program Administrators oversee the implementation of the Program, including the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on February 16, 2021, the Program Administrators provided their annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the annual period from January 1, 2020 through December 31, 2020 (the “Reporting Period”). This Report included an overview of the operation of the Program, including liquidity events relevant to the Funds, if any, during the Reporting Period and conclusions with respect to the adequacy of the policies and procedures of the Program and the effectiveness of Program implementation. The Report also included a summary of the annual assessment of each Fund’s liquidity risk, which took into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; and, as applicable, (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Based on the information considered, the Report concluded that each Fund continues to have an investment strategy that is appropriate for an open-end fund, and that each Fund is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. There were no material liquidity matters impacting the Funds identified in the Report and the Report concluded that the Program operated effectively during the Reporting Period, including during periods of market volatility and net redemptions.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the classification methodology as provided in the Program and noted there were no material issues with respect to liquidity classifications during the Reporting Period.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments. During the Reporting Period, no Fund breached the 15% limit on illiquid investments.

During the Reporting Period, each Fund maintained a designated HLIM. The Report stated that the Program Administrators reviewed each Fund’s HLIM as provided in the Program and concluded that each Fund’s applicable HLIM operated as intended during the Reporting Period and no changes to the HLIM for any Fund were recommended. During the Reporting Period, no Fund fell below its designated HLIM. The Report concluded that the Program includes provisions reasonably designed to comply with the HLIM for each Fund.

The Funds that engage in or reserve the right to redeem in kind have adopted policies and procedures regarding in-kind redemptions as required by the Liquidity Rule.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period. The Report noted that there were no material changes to the Program during the Reporting Period, and none were recommended by the Program Administrators in connection with the Report.

14

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0621 08/21

AZL® MVP Fidelity Institutional Asset Management Multi-Strategy Fund

Semi-Annual Report

June 30, 2021

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 3

Statement of Operations Page 3

Statements of Changes in Net Assets Page 4

Financial Highlights Page 5

Notes to the Financial Statements Page 6

Special Joint Meeting of Shareholders Page 11

Other Information Page 13

Statement Regarding the Trust’s Liquidity Risk Management Program Page 14

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MVP Fidelity Institutional Asset Management (“FIAM”) Multi-Strategy Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MVP FIAM Multi-Strategy Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period 1/1/21 - 6/30/21*	Annualized Expense Ratio During Period 1/1/21 - 6/30/21

AZL MVP FIAM Multi-Strategy Fund	$1,000.00	$1,063.80	$0.72	0.14%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period 1/1/21 - 6/30/21*	Annualized Expense Ratio During Period 1/1/21 - 6/30/21

AZL MVP FIAM Multi-Strategy Fund	$1,000.00	$1,024.10	$0.70	0.14%

*

Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Balanced Fund	95.2%

Total Investment Securities	95.2

Net other assets (liabilities)	4.8

Net Assets	100.0%

1

AZL MVP FIAM Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Affiliated Investment Company (95.2%):
Balanced Fund (95.2%):
16,048,243	AZL Fidelity Institutional Asset Management Multi-Strategy Fund, Class 2	$247,463,914

Total Affiliated Investment Company (Cost $199,970,921)		247,463,914

Total Investment Securities (Cost $199,970,921) — 95.2%		247,463,914
Net other assets (liabilities) — 4.8%		12,571,981

Net Assets — 100.0%		$260,035,895

Percentages indicated are based on net assets as of June 30, 2021.

Futures Contracts

At June 30, 2021, the Fund’s open futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

S&P 500 Index E-Mini September Futures (U.S. Dollar)	9/17/21	24	$5,146,320	$95,367

U.S. Treasury 10-Year Note September Futures (U.S. Dollar)	9/21/21	58	7,685,000	23,489

				$118,856

See accompanying notes to the financial statements.

2

AZL MVP FIAM Multi-Strategy Fund

Statement of Assets and Liabilities

June 30, 2021

(Unaudited)

Assets:
Investments in affiliates, at cost	$199,970,921

Investments in affiliates, at value	$247,463,914
Cash	532,119
Deposit at broker for futures contracts collateral	13,020,643
Interest and dividends receivable	169
Prepaid expenses	642

Total Assets	261,017,487

Liabilities:
Payable for affiliated investments purchased	532,118
Payable for capital shares redeemed	410,548
Manager fees payable	20,990
Administration fees payable	6,078
Custodian fees payable	137
Administrative and compliance services fees payable	415
Transfer agent fees payable	784
Trustee fees payable	2,095
Other accrued liabilities	8,427

Total Liabilities	981,592

Net Assets	$260,035,895

Net Assets Consist of:
Paid in capital	$218,177,296
Total distributable earnings	41,858,599

Net Assets	$260,035,895

Shares of beneficial interest (unlimited number of shares authorized, no par value)	18,807,344
Net Asset Value (offering and redemption price per share)	$13.83

Statement of Operations

For the Six Months Ended June 30, 2021

(Unaudited)

Investment Income:
Interest	$1,381
Dividends from non-affiliates	1

Total Investment Income	1,382

Expenses:
Manager fees	125,878
Administration fees	29,721
Custodian fees	639
Administrative and compliance services fees	1,885
Transfer agent fees	2,774
Trustee fees	6,759
Professional fees	5,446
Shareholder reports	5,096
Other expenses	1,593

Net expenses	179,791

Net Investment Income/(Loss)	(178,409)

Net realized and Change in net unrealized gains/losses on investments:
Net realized gains/(losses) on affiliated underlying funds	1,542,379
Net realized gains/(losses) on futures contracts	(80,640)
Change in net unrealized appreciation/depreciation on affiliated underlying funds	14,569,794
Change in net unrealized appreciation/depreciation on futures contracts	(12,895)

Net realized and Change in net unrealized gains/losses on investments	16,018,638

Change in Net Assets Resulting From Operations	$15,840,229

See accompanying notes to the financial statements.

3

AZL MVP FIAM Multi-Strategy Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2021	For the Year Ended December 31, 2020
	(Unaudited)

Change In Net Assets:
Operations:
Net investment income/(loss)	$(178,409)	$5,442,194
Net realized gains/(losses) on investments	1,461,739	(4,983,951)
Change in unrealized appreciation/depreciation on investments	14,556,899	16,071,770

Change in net assets resulting from operations	15,840,229	16,530,013

Distributions to Shareholders:
Distributions	—	(6,705,233)

Change in net assets resulting from distributions to shareholders	—	(6,705,233)

Capital Transactions:
Proceeds from shares issued	3,040,073	7,217,662
Proceeds from dividends reinvested	—	6,705,234
Value of shares redeemed	(13,762,609)	(34,192,310)

Change in net assets resulting from capital transactions	(10,722,536)	(20,269,414)

Change in net assets	5,117,693	(10,444,634)
Net Assets:
Beginning of period	254,918,202	265,362,836

End of period	$260,035,895	$254,918,202

Share Transactions:
Shares issued	227,218	572,574
Dividends reinvested	—	538,573
Shares redeemed	(1,024,356)	(2,791,887)

Change in shares	(797,138)	(1,680,740)

Amounts shown as “—” are either $0 or rounds to less than $1.

See accompanying notes to the financial statements.

4

AZL MVP FIAM Multi-Strategy Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2021		Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016
	(Unaudited)

Net Asset Value, Beginning of Period	$13.00		$12.47	$11.17	$11.81	$10.79	$11.33

Investment Activities:
Net Investment Income/(Loss)	(0.01	)(a)	0.27 (a)	0.27 (a)	0.28	— (b)	0.15
Net Realized and Unrealized Gains/(Losses) on Investments	0.84		0.61	1.52	(0.52)	1.17	(0.07)

Total from Investment Activities	0.83		0.88	1.79	(0.24)	1.17	0.08

Distributions to Shareholders From:
Net Investment Income	—		(0.35)	(0.49)	(0.40)	(0.15)	(0.45)
Net Realized Gains	—		—	—	—	—	(0.17)
Total Dividends	—		(0.35)	(0.49)	(0.40)	(0.15)	(0.62)

Net Asset Value, End of Period	$13.83		$13.00	$12.47	$11.17	$11.81	$10.79

Total Return(c)	6.38	%(d)	7.16%	16.25%	(2.14)%	10.93%	0.82%

Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$260,036		$254,918	$265,363	$245,936	$274,843	$287,156
Net Investment Income/(Loss)(e)	(0.14)%		2.19%	2.24%	2.12%	(0.09)%	1.25%
Expenses Before Reductions*(e)(f)	0.14%		0.15%	0.14%	0.14%	0.13%	0.13%
Expenses Net of Reductions*(e)	0.14%		0.15%	0.14%	0.14%	0.13%	0.13%
Portfolio Turnover Rate	—	(b)(d)	6%	7%	7%	4%	4%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Calculated using the average shares method.

(b)	Represents less than $0.005 or 0.5%.

(c)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

5

AZL MVP FIAM Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies”. The Trust consists of 12 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP FIAM Multi-Strategy Fund (the “Fund”), and 11 are presented in separate reports. The Fund is a diversified series of the Trust.

The Fund is a “fund of funds”, which means that the Fund invests primarily in other mutual funds (the “Underlying Funds”). Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act (the “Rule”), the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2021, the Fund did not engage in any Rule 17a-7 transactions under the Rule.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type. The Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments,

6

AZL MVP FIAM Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.

Futures Contracts

During the period ended June 30, 2021, the Fund invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the period ended June 30, 2021, the monthly average notional amount for long contracts was $11.8 million, and the monthly average notional amount for short contracts was $0.1 million. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2021:

	Asset Derivative		Liability Derivative
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value	Statement of Assets and Liabilities Location	Total Fair Value

Equity Risk

Futures Contracts	Receivable for variation margin on futures contracts*	$95,367	Payable for variation margin on futures contracts*	$—

Interest Rate Risk

Futures Contracts	Receivable for variation margin on futures contracts*	23,489	Payable for variation margin on futures contracts*	—

*

For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities as variation margin on futures contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2021:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized

Equity Risk

Futures Contracts	Net realized gains/(losses) on futures contracts/ Change net in unrealized appreciation/depreciation on futures contracts	$126,337	$(25,292)

Interest Rate Risk

Futures Contracts	Net realized gains/(losses) on futures contracts/ Change net in unrealized appreciation/depreciation on futures contracts	(206,977)	12,397

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2022. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.”

For the period ended June 30, 2021, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit

AZL MVP FIAM Multi-Strategy Fund	0.10%	0.15%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2021, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years.

7

AZL MVP FIAM Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During the period ended June 30, 2021, there were no voluntary waivers.

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2021, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. Additional information, including financial statements, about these Funds is available at www.allianzlife.com. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2021 is as follows:

	Value 12/31/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gains(Losses)	Change in Net Unrealized Appreciation/ Depreciation	Value 6/30/2021	Shares as of 6/30/2021	Dividend Income	Net Realized Gains Distributions from Affiliated Underlying Funds

AZL FIAM Multi-Strategy Fund, Class 2	$243,094,799	$1,050,583	$(12,793,640)	$1,542,379	$14,569,793	$247,463,914	16,048,243	$—	$—

	$243,094,799	$1,050,583	$(12,793,640)	$1,542,379	$14,569,793	$247,463,914	16,048,243	$—	$—

Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair values services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $191,625 annual Board retainer, the Lead Director receives an additional $37,500, the Chair of the Nominating and Corporate Governance Committee receives an additional $7,500 annually, the Co-Chairs of the Investment Committee receive $3,750 annually and the Chair of the Audit Committee receives an additional $11,250 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each trust. During the period ended June 30, 2021, actual Trustee compensation was $702,562 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies. Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

8

AZL MVP FIAM Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

The following is a summary of the valuation inputs used as of June 30, 2021 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total

Affiliated Investment Company	$247,463,914	$—	$—	$247,463,914

Total Investment Securities	247,463,914	—	—	247,463,914

Other Financial Instruments:*
Futures Contracts	118,856	—	—	118,856

Total Investments	$247,582,770	$—	$—	$247,582,770

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally presented in the financial statements at variation margin.

5. Security Purchases and Sales

For the period ended June 30, 2021, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL MVP FIAM Multi-Strategy Fund	$1,050,583	$12,793,640

6. Investment Risks

The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds or unregistered investment pools in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.

Foreign Securities Risk: Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.

Fund of Fund Risk: The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds. In addition, the Fund maintains indirect exposure to various types of risk which may exist in the underlying Funds, such as foreign securities risk, fixed income securities risk and other risks.

Interest Rate Risk: Debt securities held by an underlying fund may decline in value due to rising interest rates.

Market Risk: The market price of securities owned by the underlying funds may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.

7. Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objectives. The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

8. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

9

AZL MVP FIAM Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2020 was $213,259,821. The gross unrealized appreciation/(depreciation) on a tax basis was as follows:

Unrealized appreciation	$29,834,978
Unrealized (depreciation)	—

Net unrealized appreciation/(depreciation)	$29,834,978

The tax character of dividends paid to shareholders during the year ended December 31, 2020, was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL MVP FIAM Multi-Strategy Fund	$6,705,233	$—	$6,705,233

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

At December 31, 2020, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL MVP FIAM Multi-Strategy Fund	$6,339,696	$8,794,926	$—	$29,834,978	$44,969,600

(a)

The difference between book-basis and tax-basis unrealized appreciation/depreciation was attributable primarily to tax deferral of losses on wash sales, straddles and mark-to-market of futures contracts.

9. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2021, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 85% of the Fund. Investment activities of these shareholders could have a material impact to the Fund.

10. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

10

AZL MVP FIAM Multi-Strategy Fund

Special Joint Meeting of Shareholders

June 30, 2021 (Unaudited)

A special meeting of the Allianz Variable Insurance Products Fund Of Funds Trust’s (the “Trust”) shareholders was held on June 3, 2021. The results of the matters voted upon at the meeting are reported below.

Election of Trustees

To elect seven nominees as Trustees of the Trust to serve until a successor is elected and qualified or until such Trustee dies, resigns, retires, or is removed for election as provided in the governing documents of the Trust. The nominees were Peter R. Burnim, Peggy L. Ettestad, Tamara Lynn Fagely, Richard H. Forde, Claire R. Leonardi, Dickson W. Lewis, and Brian Muench. There was no other Trustee whose term of office as a Trustee continued after the meeting.

		FOR	WITHHELD

Peter R. Burnim	Votes	9,698,300,664.000	461,262,722.733
	% of votes entitled to be cast	95.460%	4.540%

Peggy L. Ettestad	Votes	9,744,785,844.047	414,777,542.686
	% of votes entitled to be cast	95.917%	4.083%

Tamara Lynn Fagely	Votes	9,749,721,430.073	409,841,956.660
	% of votes entitled to be cast	95.966%	4.034%

Richard H. Forde	Votes	9,725,296,590.351	434,266,796.382
	% of votes entitled to be cast	95.726%	4.274%

Claire R. Leonardi	Votes	9,756,832,186.929	402,731,199.804
	% of votes entitled to be cast	96.036%	3.964%

Dickson W. Lewis	Votes	9,683,252,333.341	476,311,053.392
	% of votes entitled to be cast	95.312%	4.688%

Brian Muench	Votes	9,739,692,821.948	419,870,564.785
	% of votes entitled to be cast	95.867%	4.133%

Approve amended fundamental restrictions regarding investments in commodities

To approve that the Trust’s fundamental policies with respect to commodities are replaced with the following: “No Fund may: Purchase or sell commodities except to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.”

FUND		FOR	AGAINST	ABSTAIN

AZL MVP FusionSM Balanced Fund	Votes	724,020,610.631	25,965,700.395	64,480,992.029
	% of votes entitled to be cast	88.895%	3.188%	7.917%

AZL MVP FusionSM Conservative Fund	Votes	207,849,507.478	7,714,328.807	20,132,965.915
	% of votes entitled to be cast	88.185%	3.273%	8.542%

AZL MVP FusionSM Moderate Fund	Votes	1,675,644,566.951	51,935,064.499	151,957,164.856
	% of votes entitled to be cast	89.152%	2.763%	8.085%

AZL® Balanced Index Strategy Fund	Votes	370,109,866.443	8,120,911.689	37,825,978.335
	% of votes entitled to be cast	88.957%	1.952%	9.092%

AZL® MVP Balanced Index Strategy Fund	Votes	272,508,300.262	8,100,202.921	38,940,957.230
	% of votes entitled to be cast	85.279%	2.535%	12.186%

AZL® MVP Growth Index Strategy Fund	Votes	2,253,168,549.922	81,030,934.965	243,425,209.080
	% of votes entitled to be cast	87.413%	3.144%	9.444%

AZL® MVP Moderate Index Strategy Fund	Votes	459,489,269.089	21,433,634.607	44,698,959.196
	% of votes entitled to be cast	87.418%	4.078%	8.504%

AZL® MVP Global Balanced Index Strategy Fund	Votes	607,120,765.403	28,580,727.312	67,371,200.883
	% of votes entitled to be cast	86.352%	4.065%	9.582%

AZL® DFA Multi-Strategy Fund	Votes	838,713,716.278	44,467,726.830	71,863,407.006
	% of votes entitled to be cast	87.819%	4.656%	7.525%

11

FUND		FOR	AGAINST	ABSTAIN

AZL® MVP DFA Multi-Strategy Fund	Votes	82,637,136.168	3,643,849.372	7,250,675.011
	% of votes entitled to be cast	88.352%	3.896%	7.752%

AZL® MVP Fidelity Institutional Asset Management® Multi-Strategy Fund	Votes	215,631,261.075	8,954,953.342	29,292,949.884
	% of votes entitled to be cast	84.935%	3.527%	11.538%

AZL® MVP T. Rowe Price Capital Appreciation Plus Fund	Votes	1,222,126,591.953	56,285,445.413	107,069,305.504
	% of votes entitled to be cast	88.210%	4.063%	7.728%

Approve amended fundamental restrictions regarding borrowing

To approve that the Trust’s fundamental and related non-fundamental policies with respect to borrowing are replaced with the following: “No Fund may: Borrow money, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.”

FUND		FOR	AGAINST	ABSTAIN

AZL MVP FusionSM Balanced Fund	Votes	709,309,612.667	31,798,584.250	73,359,106.138
	% of votes entitled to be cast	87.089%	3.904%	9.007%

AZL MVP FusionSM Conservative Fund	Votes	210,036,621.710	8,331,208.078	17,328,972.411
	% of votes entitled to be cast	89.113%	3.535%	7.352%

AZL MVP FusionSM Moderate Fund	Votes	1,642,136,577.503	69,923,524.523	167,476,694.280
	% of votes entitled to be cast	87.369%	3.720%	8.911%

AZL® Balanced Index Strategy Fund	Votes	371,193,748.544	7,499,541.088	37,363,466.836
	% of votes entitled to be cast	89.217%	1.803%	8.980%

AZL® MVP Balanced Index Strategy Fund	Votes	269,242,580.863	12,559,386.314	37,747,493.235
	% of votes entitled to be cast	84.257%	3.930%	11.813%

AZL® MVP Growth Index Strategy Fund	Votes	2,202,090,386.602	118,938,115.278	256,596,192.088
	% of votes entitled to be cast	85.431%	4.614%	9.955%

AZL® MVP Moderate Index Strategy Fund	Votes	448,098,738.171	33,266,593.465	44,256,531.255
	% of votes entitled to be cast	85.251%	6.329%	8.420%

AZL® MVP Global Balanced Index Strategy Fund	Votes	609,771,514.679	31,023,055.053	62,278,123.866
	% of votes entitled to be cast	86.729%	4.412%	8.858%

AZL® DFA Multi-Strategy Fund	Votes	829,772,912.326	48,960,106.404	76,311,831.384
	% of votes entitled to be cast	86.883%	5.126%	7.990%

AZL® MVP DFA Multi-Strategy Fund	Votes	80,825,430.550	3,740,847.678	8,965,382.323
	% of votes entitled to be cast	86.415%	4.000%	9.585%

AZL® MVP Fidelity Institutional Asset Management® Multi-Strategy Fund	Votes	211,483,269.699	12,637,803.011	29,758,091.590
	% of votes entitled to be cast	83.301%	4.978%	11.721%

AZL® MVP T. Rowe Price Capital Appreciation Plus Fund	Votes	1,191,897,700.679	69,546,262.813	124,037,379.379
	% of votes entitled to be cast	86.028%	5.020%	8.953%

12

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund are available without charge on the Commission’s website at http://www.sec.gov or may be obtained by calling 800-624-0197.

13

Statement Regarding the Trust’s Liquidity Risk Management Program (Unaudited)

Each series (each such series a “Fund” and, together, the “Funds”) of the Allianz Variable Insurance Products Trust, but not the AZL Government Money Market Fund, and of the Allianz Variable Insurance Products Fund of Funds Trust (each such trust a “Trust” and, together, the “Trusts”) has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) limitation of illiquid investments; and (v) redemptions in-kind.

The Board of Trustees of each Fund (together, the “Board”) approved the designation of the individual officers of the Trusts who serve as the administrators of the Program (the “Program Administrators”). The Program Administrators oversee the implementation of the Program, including the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on February 16, 2021, the Program Administrators provided their annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the annual period from January 1, 2020 through December 31, 2020 (the “Reporting Period”). This Report included an overview of the operation of the Program, including liquidity events relevant to the Funds, if any, during the Reporting Period and conclusions with respect to the adequacy of the policies and procedures of the Program and the effectiveness of Program implementation. The Report also included a summary of the annual assessment of each Fund’s liquidity risk, which took into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; and, as applicable, (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Based on the information considered, the Report concluded that each Fund continues to have an investment strategy that is appropriate for an open-end fund, and that each Fund is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. There were no material liquidity matters impacting the Funds identified in the Report and the Report concluded that the Program operated effectively during the Reporting Period, including during periods of market volatility and net redemptions.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the classification methodology as provided in the Program and noted there were no material issues with respect to liquidity classifications during the Reporting Period.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments. During the Reporting Period, no Fund breached the 15% limit on illiquid investments.

During the Reporting Period, each Fund maintained a designated HLIM. The Report stated that the Program Administrators reviewed each Fund’s HLIM as provided in the Program and concluded that each Fund’s applicable HLIM operated as intended during the Reporting Period and no changes to the HLIM for any Fund were recommended. During the Reporting Period, no Fund fell below its designated HLIM. The Report concluded that the Program includes provisions reasonably designed to comply with the HLIM for each Fund.

The Funds that engage in or reserve the right to redeem in kind have adopted policies and procedures regarding in-kind redemptions as required by the Liquidity Rule.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period. The Report noted that there were no material changes to the Program during the Reporting Period, and none were recommended by the Program Administrators in connection with the Report.

14

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0621 08/21

AZL® MVP FusionSM Balanced Fund

(formerly known as, AZL® MVP FusionSM Dynamic Balanced Fund)

Semi-Annual Report

June 30, 2021

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 3

Statement of Operations Page 3

Statements of Changes in Net Assets Page 4

Financial Highlights Page 5

Notes to the Financial Statements Page 6

Special Joint Meeting of Shareholders Page 11

Other Information Page 13

Statement Regarding the Trust’s Liquidity Risk Management Program Page 14

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MVP Fusion Balanced Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MVP Fusion Balanced Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period 1/1/21 - 6/30/21*	Annualized Expense Ratio During Period 1/1/21 - 6/30/21

AZL MVP Fusion Balanced Fund	$1,000.00	$1,063.60	$0.87	0.17%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period 1/1/21 - 6/30/21*	Annualized Expense Ratio During Period 1/1/21 - 6/30/21

AZL MVP Fusion Balanced Fund	$1,000.00	$1,023.95	$0.85	0.17%

*

Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Fixed Income Funds	46.7%

Domestic Equity Funds	33.3

International Equity Funds	15.1

Total Investment Securities	95.1

Net other assets (liabilities)	4.9

Net Assets	100.0%

1

AZL MVP Fusion Balanced Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Affiliated Investment Companies (95.1%):
Domestic Equity Funds (33.3%):
1,511,484	AZL DFA U.S. Core Equity Fund	$25,891,728
847,645	AZL DFA U.S. Small Cap Fund	13,113,075
1,125,026	AZL Gateway Fund	17,606,657
1,190,963	AZL Mid Cap Index Fund, Class 2	33,382,680
3,643,622	AZL Russell 1000 Growth Index Fund, Class 2	86,718,203
5,769,615	AZL Russell 1000 Value Index Fund, Class 2	83,947,892
771,352	AZL Small Cap Stock Index Fund, Class 2	13,058,989

		273,719,224

Fixed Income Funds (46.7%):
5,235,403	AZL Enhanced Bond Index Fund	60,573,607
7,392,489	AZL Fidelity Institutional Asset Management Total Bond Fund, Class 2	81,760,929
7,509,249	AZL MetWest Total Return Bond Fund	81,325,165
3,615,403	PIMCO VIT Income Portfolio	39,805,591
3,836,151	PIMCO VIT Low Duration Portfolio	39,665,799

Shares		Value
Affiliated Investment Companies, continued
Fixed Income Funds, continued
7,506,473	PIMCO VIT Total Return Portfolio	$81,595,364

		384,726,455

International Equity Funds (15.1%):
2,355,757	AZL DFA International Core Equity Fund	29,022,926
3,661,954	AZL International Index Fund, Class 2	69,320,794
2,806,758	AZL MSCI Emerging Markets Equity Index Fund, Class 2	25,653,769

		123,997,489

Total Affiliated Investment Companies (Cost $634,553,243)		782,443,168

Total Investment Securities (Cost $634,553,243) — 95.1%		782,443,168
Net other assets (liabilities) — 4.9%		40,661,916

Net Assets — 100.0%		$823,105,084

Percentages indicated are based on net assets as of June 30, 2021.

Futures Contracts

At June 30, 2021, the Fund’s open futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

S&P 500 Index E-Mini September Futures (U.S. Dollar)	9/17/21	96	$20,585,280	$383,150

U.S. Treasury 10-Year Note September Futures (U.S. Dollar)	9/21/21	155	20,537,500	63,553

				$446,703

See accompanying notes to the financial statements.

2

AZL MVP Fusion Balanced Fund

Statement of Assets and Liabilities

June 30, 2021

(Unaudited)

Assets:
Investments in affiliates, at cost	$634,553,243

Investments in affiliates, at value	$782,443,168
Deposit at broker for futures contracts collateral	41,273,091
Interest and dividends receivable	214,670
Receivable for variation margin on futures contracts	155
Prepaid expenses	2,121

Total Assets	823,933,205

Liabilities:
Cash overdraft	161,612
Payable for affiliated investments purchased	56,927
Payable for capital shares redeemed	465,583
Manager fees payable	101,568
Administration fees payable	6,673
Custodian fees payable	196
Administrative and compliance services fees payable	1,348
Transfer agent fees payable	839
Trustee fees payable	6,794
Other accrued liabilities	26,581

Total Liabilities	828,121

Net Assets	$823,105,084

Net Assets Consist of:
Paid in capital	$681,105,941
Total distributable earnings	141,999,143

Net Assets	$823,105,084

Shares of beneficial interest (unlimited number of shares authorized, no par value)	70,276,641
Net Asset Value (offering and redemption price per share)	$11.71

Statement of Operations

For the Six Months Ended June 30, 2021

(Unaudited)

Investment Income:
Dividends from affiliates	$1,329,418
Interest	4,590

Total Investment Income	1,334,008

Expenses:
Manager fees	818,973
Administration fees	29,442
Custodian fees	833
Administrative and compliance services fees	5,615
Transfer agent fees	2,679
Trustee fees	20,179
Professional fees	16,201
Shareholder reports	13,209
Other expenses	5,264

Total expenses before reductions	912,395
Less expenses voluntarily waived/reimbursed by the Manager	(204,747)

Net expenses	707,648

Net Investment Income/(Loss)	626,360

Net realized and Change in net unrealized gains/losses on investments:
Net realized gains/(losses) on affiliated underlying funds	13,876,092
Net realized gains distributions from affiliated underlying funds	3,456,440
Net realized gains/(losses) on futures contracts	2,394,065
Change in net unrealized appreciation/depreciation on affiliated underlying funds	31,141,611
Change in net unrealized appreciation/depreciation on futures contracts	(51,122)

Net realized and Change in net unrealized gains/losses on investments	50,817,086

Change in Net Assets Resulting From Operations	$51,443,446

See accompanying notes to the financial statements.

3

AZL MVP Fusion Balanced Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2021	For the Year Ended December 31, 2020
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$626,360	$15,357,100
Net realized gains/(losses) on investments	19,726,597	(38,610,670)
Change in unrealized appreciation/depreciation on investments	31,090,489	48,112,574

Change in net assets resulting from operations	51,443,446	24,859,004

Distributions to Shareholders:
Distributions	—	(45,264,037)

Change in net assets resulting from distributions to shareholders	—	(45,264,037)

Capital Transactions:
Proceeds from shares issued	1,828,813	8,892,710
Proceeds from dividends reinvested	—	45,264,037
Value of shares redeemed	(57,900,798)	(129,737,253)

Change in net assets resulting from capital transactions	(56,071,985)	(75,580,506)

Change in net assets	(4,628,539)	(95,985,539)
Net Assets:
Beginning of period	827,733,623	923,719,162

End of period	$823,105,084	$827,733,623

Share Transactions:
Shares issued	159,435	857,686
Dividends reinvested	—	4,403,116
Shares redeemed	(5,090,126)	(12,264,964)

Change in shares	(4,930,691)	(7,004,162)

Amounts shown as “—” are either $0 or rounds to less than $1.

See accompanying notes to the financial statements.

4

AZL MVP Fusion Balanced Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2021		Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016
	(Unaudited)

Net Asset Value, Beginning of Period	$11.01		$11.24	$10.44	$11.91	$11.88	$12.15

Investment Activities:
Net Investment Income/(Loss)	0.01	(a)	0.20 (a)	0.22 (a)	0.22	0.14	0.20
Net Realized and Unrealized Gains/(Losses) on Investments	0.69		0.18	1.38	(0.83)	1.27	0.44

Total from Investment Activities	0.70		0.38	1.60	(0.61)	1.41	0.64

Distributions to Shareholders From:
Net Investment Income	—		(0.26)	(0.29)	(0.15)	(0.22)	(0.29)
Net Realized Gains	—		(0.35)	(0.51)	(0.71)	(1.16)	(0.62)

Total Dividends	—		(0.61)	(0.80)	(0.86)	(1.38)	(0.91)

Net Asset Value, End of Period	$11.71		$11.01	$11.24	$10.44	$11.91	$11.88

Total Return(b)	6.36	%(c)	3.78%	15.76%	(5.40)%	12.23%	5.40%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$823,105		$827,734	$923,719	$919,206	$1,099,494	$1,102,124
Net Investment Income/(Loss)(d)	0.15%		1.88%	1.95%	1.74%	1.00%	1.48%
Expenses Before Reductions*(d)(e)	0.22%		0.23%	0.23%	0.22%	0.22%	0.22%
Expenses Net of Reductions*(d)	0.17%		0.23%	0.23%	0.22%	0.22%	0.22%
Portfolio Turnover Rate	3	%(c)	17%	12%	15%	17%	52%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Calculated using the average shares method.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

5

AZL MVP Fusion Balanced Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies”. The Trust consists of 12 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP Fusion Balanced Fund (prior to February 1, 2021, AZL MVP Fusion Dynamic Balanced Fund) (the “Fund”), and 11 are presented in separate reports. The Fund is a diversified series of the Trust.

The Fund is a “fund of funds”, which means that the Fund invests primarily in other mutual funds (the “Underlying Funds”). Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act (the “Rule”), the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2021, the Fund did not engage in any Rule 17a-7 transactions under the Rule.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type. The Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may

6

AZL MVP Fusion Balanced Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.

Futures Contracts

During the period ended June 30, 2021, the Fund invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the period ended June 30, 2021, the monthly average notional amount for long contracts was $40.8 million. There was no short contract activity during the period. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2021:

	Asset Derivative		Liability Derivative
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value	Statement of Assets and Liabilities Location	Total Fair Value

Equity Risk

Futures Contracts	Receivable for variation margin on futures contracts*	$383,150	Payable for variation margin on futures contracts*	$—

Interest Rate Risk

Futures Contracts	Receivable for variation margin on futures contracts*	63,553	Payable for variation margin on futures contracts*	—

*

For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities as variation margin on futures contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2021:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/ Depreciation on Derivatives Recognized

Equity Risk

Futures Contracts	Net realized gains/(losses) on futures contracts/ Change net in unrealized appreciation/depreciation on futures contracts	$2,966,329	$(81,896)

Interest Rate Risk

Futures Contracts	Net realized gains/(losses) on futures contracts/ Change net in unrealized appreciation/depreciation on futures contracts	(572,264)	30,774

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2022. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.”

For the period ended June 30, 2021, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit

AZL MVP Fusion Balanced Fund	0.20%	0.30%

*

The Manager waived, prior to any application of expense limit, the management fee to 0.15% on all assets. The Manager reserves the right to increase the management fee to the amount shown in the table above (i.e., discontinue the waiver) at any time after April 30, 2022.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2021, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years.

7

AZL MVP Fusion Balanced Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2021, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. Additional information, including financial statements, about these Funds is available at www.allianzlife.com. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2021 is as follows:

	Value 12/31/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gains(Losses)	Change in Net Unrealized Appreciation/ Depreciation	Value 6/30/2021	Shares as of 6/30/2021	Dividend Income	Net Realized Gains Distributions from Affiliated Underlying Funds

AZL DFA International Core Equity Fund	$30,791,327	$—	$(5,134,277)	$1,249,877	$2,115,999	$29,022,926	2,355,757	$—	$—
AZL DFA U.S. Core Equity Fund	26,588,658	—	(4,979,233)	1,557,295	2,725,008	25,891,728	1,511,484	—	—
AZL DFA U.S. Small Cap Fund	14,066,883	—	(4,108,257)	1,295,078	1,859,371	13,113,075	847,645	—	—
AZL Enhanced Bond Index Fund	59,208,019	2,402,246	—	—	(1,036,658)	60,573,607	5,235,403	—	—
AZL FIAM Total Bond Fund, Class 2	80,039,915	1,697,674	—	—	23,340	81,760,929	7,392,489	—	—
AZL Gateway Fund	16,889,455	40,730	(514,758)	83,721	1,107,509	17,606,657	1,125,026	—	—
AZL International Index Fund, Class 2	72,111,229	—	(8,820,840)	2,162,781	3,867,624	69,320,794	3,661,954	—	—
AZL MetWest Total Return Bond Fund	79,176,081	3,065,404	—	—	(916,320)	81,325,165	7,509,249	—	—
AZL Mid Cap Index Fund, Class 2	34,557,736	—	(6,665,381)	1,361,530	4,128,795	33,382,680	1,190,963	—	—
AZL MSCI Emerging Markets Equity Index Fund, Class 2	27,007,910	360,115	(3,591,516)	817,383	1,059,877	25,653,769	2,806,758	—	—
AZL Russell 1000 Growth Index Fund, Class 2	75,887,494	9,327,591	(8,745,943)	2,993,251	7,255,810	86,718,203	3,643,622	—	—
AZL Russell 1000 Value Index Fund, Class 2	97,124,921	—	(26,666,460)	1,680,945	11,808,486	83,947,892	5,769,615	—	—
AZL Small Cap Stock Index Fund, Class 2	14,061,597	—	(4,040,177)	618,961	2,418,608	13,058,989	771,352	—	—
PIMCO VIT Income Portfolio	40,890,645	556,165	(1,636,906)	55,270	(59,583)	39,805,591	3,615,403	556,170	—
PIMCO VIT Low Duration Portfolio	39,011,536	806,764	—	—	(152,501)	39,665,799	3,836,151	84,778	—
PIMCO VIT Total Return Portfolio	79,106,667	7,552,451	—	—	(5,063,754)	81,595,364	7,506,473	688,470	3,456,440

	$786,520,073	$25,809,140	$(74,903,748)	$13,876,092	$31,141,611	$782,443,168	58,779,344	$1,329,418	$3,456,440

Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair values services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $191,625 annual Board retainer, the Lead Director receives an additional $37,500, the Chair of the Nominating and Corporate Governance Committee receives an additional $7,500 annually , the Co-Chairs of the Investment Committee receive $3,750 annually and the Chair of the Audit Committee receives an additional $11,250 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each trust. During the period ended June 30, 2021, actual Trustee compensation was $702,562 in total for both trusts.

8

AZL MVP Fusion Balanced Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies. Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2021 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total

Affiliated Investment Companies	$782,443,168	$—	$—	$782,443,168

Total Investment Securities	782,443,168	—	—	782,443,168

Other Financial Instruments:*
Futures Contracts	446,703	—	—	446,703

Total Investments	$782,889,871	$—	$—	$782,889,871

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally presented in the financial statements at variation margin.

5. Security Purchases and Sales

For the period ended June 30, 2021, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL MVP Fusion Balanced Fund	$25,809,140	$74,903,748

6. Investment Risks

The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds or unregistered investment pools in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.

Foreign Securities Risk: Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.

Fund of Fund Risk: The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds. In addition, the Fund maintains indirect exposure to various types of risk which may exist in the underlying Funds, such as foreign securities risk, fixed income securities risk and other risks.

Interest Rate Risk: Debt securities held by an underlying fund may decline in value due to rising interest rates.

Market Risk: The market price of securities owned by the underlying funds may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.

9

AZL MVP Fusion Balanced Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

7. Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objectives. The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

8. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2020 was $680,910,735. The gross unrealized appreciation/(depreciation) on a tax basis was as follows:

Unrealized appreciation	$105,609,338
Unrealized (depreciation)	—

Net unrealized appreciation/(depreciation)	$105,609,338

As of the end of its tax year ended December 31, 2020, the Fund had capital loss carry forwards (“CLCFs”) as summarized in the table below. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset.

CLCFs not subject to expiration:

	Short-Term Amount	Long-Term Amount	Total Amount

AZL MVP Fusion Balanced Fund	$14,185,053	$11,160,703	$25,345,756

The tax character of dividends paid to shareholders during the year ended December 31, 2020 was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL MVP Fusion Balanced Fund	$21,984,490	$23,279,547	$45,264,037

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

At December 31, 2020, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL MVP Fusion Balanced Fund	$17,895,749	$—	$(25,345,756)	$105,609,338	$98,159,331

(a)

The difference between book-basis and tax-basis unrealized appreciation/depreciation was attributable primarily to tax deferral of losses on wash sales, straddles and mark-to-market of futures contracts.

9. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2021, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 90% of the Fund. Investment activities of these shareholders could have a material impact to the Fund.

10. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

10

AZL MVP Fusion Balanced Fund

Special Joint Meeting of Shareholders

June 30, 2021 (Unaudited)

A special meeting of the Allianz Variable Insurance Products Fund Of Funds Trust’s (the “Trust”) shareholders was held on June 3, 2021. The results of the matters voted upon at the meeting are reported below.

Election of Trustees

To elect seven nominees as Trustees of the Trust to serve until a successor is elected and qualified or until such Trustee dies, resigns, retires, or is removed for election as provided in the governing documents of the Trust. The nominees were Peter R. Burnim, Peggy L. Ettestad, Tamara Lynn Fagely, Richard H. Forde, Claire R. Leonardi, Dickson W. Lewis, and Brian Muench. There was no other Trustee whose term of office as a Trustee continued after the meeting.

		FOR	WITHHELD

Peter R. Burnim	Votes	9,698,300,664.000	461,262,722.733
	% of votes entitled to be cast	95.460%	4.540%

Peggy L. Ettestad	Votes	9,744,785,844.047	414,777,542.686
	% of votes entitled to be cast	95.917%	4.083%

Tamara Lynn Fagely	Votes	9,749,721,430.073	409,841,956.660
	% of votes entitled to be cast	95.966%	4.034%

Richard H. Forde	Votes	9,725,296,590.351	434,266,796.382
	% of votes entitled to be cast	95.726%	4.274%

Claire R. Leonardi	Votes	9,756,832,186.929	402,731,199.804
	% of votes entitled to be cast	96.036%	3.964%

Dickson W. Lewis	Votes	9,683,252,333.341	476,311,053.392
	% of votes entitled to be cast	95.312%	4.688%

Brian Muench	Votes	9,739,692,821.948	419,870,564.785
	% of votes entitled to be cast	95.867%	4.133%

Approve amended fundamental restrictions regarding investments in commodities

To approve that the Trust’s fundamental policies with respect to commodities are replaced with the following: “No Fund may: Purchase or sell commodities except to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.”

FUND		FOR	AGAINST	ABSTAIN

AZL MVP FusionSM Balanced Fund	Votes	724,020,610.631	25,965,700.395	64,480,992.029
	% of votes entitled to be cast	88.895%	3.188%	7.917%

AZL MVP FusionSM Conservative Fund	Votes	207,849,507.478	7,714,328.807	20,132,965.915
	% of votes entitled to be cast	88.185%	3.273%	8.542%

AZL MVP FusionSM Moderate Fund	Votes	1,675,644,566.951	51,935,064.499	151,957,164.856
	% of votes entitled to be cast	89.152%	2.763%	8.085%

AZL® Balanced Index Strategy Fund	Votes	370,109,866.443	8,120,911.689	37,825,978.335
	% of votes entitled to be cast	88.957%	1.952%	9.092%

AZL® MVP Balanced Index Strategy Fund	Votes	272,508,300.262	8,100,202.921	38,940,957.230
	% of votes entitled to be cast	85.279%	2.535%	12.186%

AZL® MVP Growth Index Strategy Fund	Votes	2,253,168,549.922	81,030,934.965	243,425,209.080
	% of votes entitled to be cast	87.413%	3.144%	9.444%

AZL® MVP Moderate Index Strategy Fund	Votes	459,489,269.089	21,433,634.607	44,698,959.196
	% of votes entitled to be cast	87.418%	4.078%	8.504%

AZL® MVP Global Balanced Index Strategy Fund	Votes	607,120,765.403	28,580,727.312	67,371,200.883
	% of votes entitled to be cast	86.352%	4.065%	9.582%

AZL® DFA Multi-Strategy Fund	Votes	838,713,716.278	44,467,726.830	71,863,407.006
	% of votes entitled to be cast	87.819%	4.656%	7.525%

AZL® MVP DFA Multi-Strategy Fund	Votes	82,637,136.168	3,643,849.372	7,250,675.011
	% of votes entitled to be cast	88.352%	3.896%	7.752%

11

FUND		FOR	AGAINST	ABSTAIN

AZL® MVP Fidelity Institutional Asset Management® Multi-Strategy Fund	Votes	215,631,261.075	8,954,953.342	29,292,949.884
	% of votes entitled to be cast	84.935%	3.527%	11.538%

AZL® MVP T. Rowe Price Capital Appreciation Plus Fund	Votes	1,222,126,591.953	56,285,445.413	107,069,305.504
	% of votes entitled to be cast	88.210%	4.063%	7.728%

Approve amended fundamental restrictions regarding borrowing

To approve that the Trust’s fundamental and related non-fundamental policies with respect to borrowing are replaced with the following: “No Fund may: Borrow money, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.”

FUND		FOR	AGAINST	ABSTAIN

AZL MVP FusionSM Balanced Fund	Votes	709,309,612.667	31,798,584.250	73,359,106.138
	% of votes entitled to be cast	87.089%	3.904%	9.007%

AZL MVP FusionSM Conservative Fund	Votes	210,036,621.710	8,331,208.078	17,328,972.411
	% of votes entitled to be cast	89.113%	3.535%	7.352%

AZL MVP FusionSM Moderate Fund	Votes	1,642,136,577.503	69,923,524.523	167,476,694.280
	% of votes entitled to be cast	87.369%	3.720%	8.911%

AZL® Balanced Index Strategy Fund	Votes	371,193,748.544	7,499,541.088	37,363,466.836
	% of votes entitled to be cast	89.217%	1.803%	8.980%

AZL® MVP Balanced Index Strategy Fund	Votes	269,242,580.863	12,559,386.314	37,747,493.235
	% of votes entitled to be cast	84.257%	3.930%	11.813%

AZL® MVP Growth Index Strategy Fund	Votes	2,202,090,386.602	118,938,115.278	256,596,192.088
	% of votes entitled to be cast	85.431%	4.614%	9.955%

AZL® MVP Moderate Index Strategy Fund	Votes	448,098,738.171	33,266,593.465	44,256,531.255
	% of votes entitled to be cast	85.251%	6.329%	8.420%

AZL® MVP Global Balanced Index Strategy Fund	Votes	609,771,514.679	31,023,055.053	62,278,123.866
	% of votes entitled to be cast	86.729%	4.412%	8.858%

AZL® DFA Multi-Strategy Fund	Votes	829,772,912.326	48,960,106.404	76,311,831.384
	% of votes entitled to be cast	86.883%	5.126%	7.990%

AZL® MVP DFA Multi-Strategy Fund	Votes	80,825,430.550	3,740,847.678	8,965,382.323
	% of votes entitled to be cast	86.415%	4.000%	9.585%

AZL® MVP Fidelity Institutional Asset Management® Multi-Strategy Fund	Votes	211,483,269.699	12,637,803.011	29,758,091.590
	% of votes entitled to be cast	83.301%	4.978%	11.721%

AZL® MVP T. Rowe Price Capital Appreciation Plus Fund	Votes	1,191,897,700.679	69,546,262.813	124,037,379.379
	% of votes entitled to be cast	86.028%	5.020%	8.953%

12

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund are available without charge on the Commission’s website at http://www.sec.gov or may be obtained by calling 800-624-0197.

13

Statement Regarding the Trust’s Liquidity Risk Management Program (Unaudited)

Each series (each such series a “Fund” and, together, the “Funds”) of the Allianz Variable Insurance Products Trust, but not the AZL Government Money Market Fund, and of the Allianz Variable Insurance Products Fund of Funds Trust (each such trust a “Trust” and, together, the “Trusts”) has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) limitation of illiquid investments; and (v) redemptions in-kind.

The Board of Trustees of each Fund (together, the “Board”) approved the designation of the individual officers of the Trusts who serve as the administrators of the Program (the “Program Administrators”). The Program Administrators oversee the implementation of the Program, including the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on February 16, 2021, the Program Administrators provided their annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the annual period from January 1, 2020 through December 31, 2020 (the “Reporting Period”). This Report included an overview of the operation of the Program, including liquidity events relevant to the Funds, if any, during the Reporting Period and conclusions with respect to the adequacy of the policies and procedures of the Program and the effectiveness of Program implementation. The Report also included a summary of the annual assessment of each Fund’s liquidity risk, which took into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; and, as applicable, (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Based on the information considered, the Report concluded that each Fund continues to have an investment strategy that is appropriate for an open-end fund, and that each Fund is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. There were no material liquidity matters impacting the Funds identified in the Report and the Report concluded that the Program operated effectively during the Reporting Period, including during periods of market volatility and net redemptions.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the classification methodology as provided in the Program and noted there were no material issues with respect to liquidity classifications during the Reporting Period.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments. During the Reporting Period, no Fund breached the 15% limit on illiquid investments.

During the Reporting Period, each Fund maintained a designated HLIM. The Report stated that the Program Administrators reviewed each Fund’s HLIM as provided in the Program and concluded that each Fund’s applicable HLIM operated as intended during the Reporting Period and no changes to the HLIM for any Fund were recommended. During the Reporting Period, no Fund fell below its designated HLIM. The Report concluded that the Program includes provisions reasonably designed to comply with the HLIM for each Fund.

The Funds that engage in or reserve the right to redeem in kind have adopted policies and procedures regarding in-kind redemptions as required by the Liquidity Rule.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period. The Report noted that there were no material changes to the Program during the Reporting Period, and none were recommended by the Program Administrators in connection with the Report.

14

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0621 08/21

AZL® MVP FusionSM Conservative Fund

(formerly known as, AZL® MVP FusionSM Dynamic Conservative Fund)

Semi-Annual Report

June 30, 2021

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 3

Statement of Operations Page 3

Statements of Changes in Net Assets Page 4

Financial Highlights Page 5

Notes to the Financial Statements Page 6

Special Joint Meeting of Shareholders Page 11

Other Information Page 13

Statement Regarding the Trust’s Liquidity Risk Management Program Page 14

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MVP Fusion Conservative Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MVP Fusion Conservative Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period 1/1/21 - 6/30/21*	Annualized Expense Ratio During Period 1/1/21 - 6/30/21

AZL MVP Fusion Conservative Fund	$1,000.00	$1,041.10	$0.96	0.19%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period 1/1/21 - 6/30/21*	Annualized Expense Ratio During Period 1/1/21 - 6/30/21

AZL MVP Fusion Conservative Fund	$1,000.00	$1,023.85	$0.95	0.19%

*

Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Fixed Income Funds	61.8%

Domestic Equity Funds	23.8

International Equity Funds	9.4

Total Investment Securities	95.0

Net other assets (liabilities)	5.0

Net Assets	100.0%

1

AZL MVP Fusion Conservative Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Affiliated Investment Companies (95.0%):
Domestic Equity Funds (23.8%):
209,584	AZL DFA U.S. Core Equity Fund	$3,590,180
152,735	AZL DFA U.S. Small Cap Fund	2,362,816
229,000	AZL Gateway Fund	3,583,851
253,536	AZL Mid Cap Index Fund, Class 2	7,139,560
761,486	AZL Russell 1000 Growth Index Fund, Class 2	18,123,360
1,251,694	AZL Russell 1000 Value Index Fund, Class 2	18,212,144
209,283	AZL Small Cap Stock Index Fund, Class 2	3,543,155

		56,555,066

Fixed Income Funds (61.8%):
2,008,642	AZL Enhanced Bond Index Fund	23,239,985
2,803,932	AZL Fidelity Institutional Asset Management Total Bond Fund, Class 2	31,011,490
2,860,933	AZL MetWest Total Return Bond Fund	30,983,902
1,301,330	PIMCO VIT Income Portfolio, 4.30%	14,327,644
1,613,181	PIMCO VIT Low Duration Portfolio, 0.65%	16,680,295

Shares		Value
Affiliated Investment Companies, continued
Fixed Income Funds, continued
2,854,063	PIMCO VIT Total Return Portfolio, 1.92%	$31,023,664

		147,266,980

International Equity Funds (9.4%):
477,347	AZL DFA International Core Equity Fund	5,880,917
683,215	AZL International Index Fund, Class 2	12,933,255
391,240	AZL MSCI Emerging Markets Equity Index Fund, Class 2	3,575,937

		22,390,109

Total Affiliated Investment Companies (Cost $193,942,315)		226,212,155

Total Investment Securities (Cost $193,942,315) — 95.0%		226,212,155
Net other assets (liabilities) — 5.0%		11,977,164

Net Assets — 100.0%		$238,189,319

Percentages indicated are based on net assets as of June 30, 2021.

Futures Contracts

At June 30, 2021, the Fund’s open futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

S&P 500 Index E-Mini September Futures (U.S. Dollar)	9/17/21	19	$4,074,170	$75,499

U.S. Treasury 10-Year Note September Futures (U.S. Dollar)	9/21/21	58	7,685,000	23,489

				$98,988

See accompanying notes to the financial statements.

2

AZL MVP Fusion Conservative Fund

Statement of Assets and Liabilities

June 30, 2021

(Unaudited)

Assets:
Investments in affiliates, at cost	$193,942,315

Investments in affiliates, at value	$226,212,155
Deposit at broker for futures contracts collateral	11,920,452
Interest and dividends receivable	80,190
Receivable for capital shares issued	103,865
Receivable for affiliated investments sold	873,485
Prepaid expenses	635

Total Assets	239,190,782

Liabilities:
Cash overdraft	955,080
Payable for capital shares redeemed	1,293
Manager fees payable	29,294
Administration fees payable	5,740
Custodian fees payable	185
Administrative and compliance services fees payable	361
Transfer agent fees payable	742
Trustee fees payable	1,803
Other accrued liabilities	6,965

Total Liabilities	1,001,463

Net Assets	$238,189,319

Net Assets Consist of:
Paid in capital	$206,305,659
Total distributable earnings	31,883,660

Net Assets	$238,189,319

Shares of beneficial interest (unlimited number of shares authorized, no par value)	19,176,374
Net Asset Value (offering and redemption price per share)	$12.42

Statement of Operations

For the Six Months Ended June 30, 2021

(Unaudited)

Investment Income:
Dividends from affiliates	$502,126
Interest	1,362
Dividends from non-affiliates	3

Total Investment Income	503,491

Expenses:
Manager fees	236,566
Administration fees	29,268
Custodian fees	906
Administrative and compliance services fees	1,723
Transfer agent fees	2,734
Trustee fees	6,214
Professional fees	4,971
Shareholder reports	3,992
Other expenses	1,513

Total expenses before reductions	287,887
Less expenses voluntarily waived/reimbursed by the Manager	(59,142)

Net expenses	228,745

Net Investment Income/(Loss)	274,746

Net realized and Change in net unrealized gains/losses on investments:
Net realized gains/(losses) on affiliated underlying funds	3,843,686
Net realized gains distributions from affiliated underlying funds	1,311,716
Net realized gains/(losses) on futures contracts	378,050
Change in net unrealized appreciation/depreciation on affiliated underlying funds	3,783,617
Change in net unrealized appreciation/depreciation on futures contracts	(6,382)

Net realized and Change in net unrealized gains/losses on investments	9,310,687

Change in Net Assets Resulting From Operations	$9,585,433

See accompanying notes to the financial statements.

3

AZL MVP Fusion Conservative Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2021	For the Year Ended December 31, 2020
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$274,746	$4,644,267
Net realized gains/(losses) on investments	5,533,452	(8,445,271)
Change in unrealized appreciation/depreciation on investments	3,777,235	15,091,584

Change in net assets resulting from operations	9,585,433	11,290,580

Distributions to Shareholders:
Distributions	—	(11,315,056)

Change in net assets resulting from distributions to shareholders	—	(11,315,056)

Capital Transactions:
Proceeds from shares issued	12,303,580	21,235,561
Proceeds from dividends reinvested	—	11,315,056
Value of shares redeemed	(23,817,503)	(41,501,165)

Change in net assets resulting from capital transactions	(11,513,923)	(8,950,548)

Change in net assets	(1,928,490)	(8,975,024)
Net Assets:
Beginning of period	240,117,809	249,092,833

End of period	$238,189,319	$240,117,809

Share Transactions:
Shares issued	1,007,677	1,888,230
Dividends reinvested	—	998,681
Shares redeemed	(1,954,358)	(3,587,115)

Change in shares	(946,681)	(700,204)

Amounts shown as “—” are either $0 or rounds to less than $1.

See accompanying notes to the financial statements.

4

AZL MVP Fusion Conservative Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2021		Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016
	(Unaudited)

Net Asset Value, Beginning of Period	$11.93		$11.96	$11.16	$12.23	$11.89	$11.93

Investment Activities:
Net Investment Income/(Loss)	0.01	(a)	0.23 (a)	0.25 (a)	0.23	0.16	0.19
Net Realized and Unrealized Gains/(Losses) on Investments	0.48		0.31	1.24	(0.67)	0.93	0.44

Total from Investment Activities	0.49		0.54	1.49	(0.44)	1.09	0.63

Distributions to Shareholders From:
Net Investment Income	—		(0.27)	(0.30)	(0.17)	(0.23)	(0.28)
Net Realized Gains	—		(0.30)	(0.39)	(0.46)	(0.52)	(0.39)

Total Dividends	—		(0.57)	(0.69)	(0.63)	(0.75)	(0.67)

Net Asset Value, End of Period	$12.42		$11.93	$11.96	$11.16	$12.23	$11.89

Total Return(b)	4.11	%(c)	4.79%	13.54%	(3.75)%	9.31%	5.32%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$238,189		$240,118	$249,093	$235,129	$268,572	$277,889
Net Investment Income/(Loss)(d)	0.23%		1.96%	2.11%	1.83%	1.14%	1.63%
Expenses Before Reductions*(d)(e)	0.24%		0.25%	0.25%	0.24%	0.23%	0.24%
Expenses Net of Reductions*(d)	0.19%		0.25%	0.25%	0.24%	0.23%	0.24%
Portfolio Turnover Rate	7	%(c)	17%	21%	16%	18%	62%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Calculated using the average shares method.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

5

AZL MVP Fusion Conservative Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies”. The Trust consists of 12 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP Fusion Conservative Fund (prior to February 1, 2021, AZL MVP Fusion Dynamic Conservative Fund) (the “Fund”), and 11 are presented in separate reports. The Fund is a diversified series of the Trust.

The Fund is a “fund of funds”, which means that the Fund invests primarily in other mutual funds (the “Underlying Funds”). Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act (the “Rule”), the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2021, the Fund did not engage in any Rule 17a-7 transactions under the Rule.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type. The Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments,

6

AZL MVP Fusion Conservative Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.

Futures Contracts

During the period ended June 30, 2021, the Fund invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the period ended June 30, 2021, the monthly average notional amount for long contracts was $11.7 million. There was no short contract activity during the period. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2021:

	Asset Derivative		Liability Derivative
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value	Statement of Assets and Liabilities Location	Total Fair Value

Equity Risk

Futures Contracts	Receivable for variation margin on futures contracts*	$75,499	Payable for variation margin on futures contracts*	$—

Interest Rate Risk

Futures Contracts	Receivable for variation margin on futures contracts*	23,489	Payable for variation margin on futures contracts*	—

*

For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities as variation margin on futures contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2021:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/ Depreciation on Derivatives Recognized

Equity Risk

Futures Contracts	Net realized gains/(losses) on futures contracts/ Change net in unrealized appreciation/depreciation on futures contracts	$591,969	$(17,645)

Interest Rate Risk

Futures Contracts	Net realized gains/(losses) on futures contracts/ Change net in unrealized appreciation/depreciation on futures contracts	(213,919)	11,263

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2022. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.”

For the period ended June 30, 2021, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit

AZL MVP Fusion Conservative Fund	0.20%	0.35%

*

The Manager waived, prior to any application of expense limit, the management fee to 0.15% on all assets. The Manager reserves the right to increase the management fee to the amount shown in the table above (i.e., discontinue the waiver) at any time after April 30, 2022.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2021, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

7

AZL MVP Fusion Conservative Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2021, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. Additional information, including financial statements, about these Funds is available at www.allianzlife.com. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2021 is as follows:

	Value 12/31/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gains(Losses)	Change in Net Unrealized Appreciation/ Depreciation	Value 6/30/2021	Shares as of 6/30/2021	Dividend Income	Net Realized Gains Distributions from Affiliated Underlying Funds

AZL DFA International Core Equity Fund	$6,072,597	$272,770	$(1,122,811)	$247,883	$410,478	$5,880,917	477,347	$—	$—
AZL DFA U.S. Core Equity Fund	3,731,622	69,259	(796,475)	269,714	316,060	3,590,180	209,584	—	—
AZL DFA U.S. Small Cap Fund	2,529,456	56,950	(772,517)	231,629	317,298	2,362,816	152,735	—	—
AZL Enhanced Bond Index Fund	23,199,473	1,293,730	(841,653)	18,208	(429,773)	23,239,985	2,008,642	—	—
AZL FIAM Total Bond Fund, Class 2	31,005,747	1,342,744	(1,339,311)	60,350	(58,040)	31,011,490	2,803,932	—	—
AZL Gateway Fund	3,703,325	48,656	(417,341)	66,047	183,164	3,583,851	229,000	—	—
AZL International Index Fund, Class 2	13,208,056	689,878	(2,066,107)	429,193	672,235	12,933,255	683,215	—	—
AZL MetWest Total Return Bond Fund	30,987,017	1,595,613	(1,232,947)	19,808	(385,589)	30,983,902	2,860,933	—	—
AZL Mid Cap Index Fund, Class 2	7,308,286	291,152	(1,633,853)	419,743	754,232	7,139,560	253,536	—	—
AZL MSCI Emerging Markets Equity Index Fund, Class 2	3,774,701	262,156	(728,573)	142,706	124,947	3,575,937	391,240	—	—
AZL Russell 1000 Growth Index Fund, Class 2	15,973,356	3,784,340	(3,836,468)	1,269,177	932,955	18,123,360	761,486	—	—
AZL Russell 1000 Value Index Fund, Class 2	21,001,621	777,231	(6,405,435)	385,667	2,453,060	18,212,144	1,251,694	—	—
AZL Small Cap Stock Index Fund, Class 2	3,739,148	118,070	(1,103,906)	240,227	549,616	3,543,155	209,283	—	—
PIMCO VIT Income Portfolio	14,502,522	504,133	(679,392)	39,863	(39,482)	14,327,644	1,301,330	197,183	—
PIMCO VIT Low Duration Portfolio	16,570,564	713,304	(539,458)	6,303	(70,418)	16,680,295	1,613,181	36,007	—
PIMCO VIT Total Return Portfolio	31,035,978	3,244,078	(1,306,434)	(2,832)	(1,947,126)	31,023,664	2,854,063	268,936	1,311,716

	$228,343,469	$15,064,064	$(24,822,681)	$3,843,686	$3,783,617	$226,212,155	18,061,201	$502,126	$1,311,716

Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair values services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $191,625 annual Board retainer, the Lead Director receives an additional $37,500, the Chair of the Nominating and Corporate Governance Committee receives an additional $7,500 annually, the Co-Chairs of the Investment Committee receive $3,750 annually and the Chair of the Audit Committee receives an additional $11,250 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each trust. During the period ended June 30, 2021, actual Trustee compensation was $702,562 in total for both trusts.

8

AZL MVP Fusion Conservative Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies. Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2021 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total

Affiliated Investment Companies	$226,212,155	$—	$—	$226,212,155

Total Investment Securities	226,212,155	—	—	226,212,155

Other Financial Instruments:*
Futures Contracts	98,988	—	—	98,988

Total Investments	$226,311,143	$—	$—	$226,311,143

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally presented in the financial statements at variation margin.

5. Security Purchases and Sales

For the period ended June 30, 2021, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL MVP Fusion Conservative Fund	$15,064,064	$24,822,680

6. Investment Risks

The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds or unregistered investment pools in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.

Foreign Securities Risk: Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.

Fund of Fund Risk: The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds. In addition, the Fund maintains indirect exposure to various types of risk which may exist in the underlying Funds, such as foreign securities risk, fixed income securities risk and other risks.

Interest Rate Risk: Debt securities held by an underlying fund may decline in value due to rising interest rates.

Market Risk: The market price of securities owned by the underlying funds may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.

7. Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objectives. The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

9

AZL MVP Fusion Conservative Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

8. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2020 was $203,973,047. The gross unrealized appreciation/(depreciation) on a tax basis was as follows:

Unrealized appreciation	$24,370,422
Unrealized (depreciation)	—

Net unrealized appreciation/(depreciation)	$24,370,422

As of the end of its tax year ended December 31, 2020, the Fund had capital loss carry forwards (“CLCFs”) as summarized in the table below. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset.

CLCF’s not subject to expiration:

	Short-Term Amount	Long-Term Amount	Total Amount

AZL MVP Fusion Conservative Fund	$3,602,529	$2,848,153	$6,450,682

The tax character of dividends paid to shareholders during the year ended December 31, 2020, was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL MVP Fusion Conservative Fund	$5,946,304	$5,368,752	$11,315,056

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

At December 31, 2020, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL MVP Fusion Conservative Fund	$5,520,744	$—	$(6,450,682)	$24,370,422	$23,440,484

(a)

The difference between book-basis and tax-basis unrealized appreciation/depreciation was attributable primarily to tax deferral of losses on wash sales, straddles and mark-to-market of futures contracts.

9. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2021, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 90% of the Fund. Investment activities of these shareholders could have a material impact to the Fund.

10. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

10

AZL MVP Fusion Conservative Fund

Special Joint Meeting of Shareholders

June 30, 2021 (Unaudited)

A special meeting of the Allianz Variable Insurance Products Fund Of Funds Trust’s (the “Trust”) shareholders was held on June 3, 2021. The results of the matters voted upon at the meeting are reported below.

Election of Trustees

To elect seven nominees as Trustees of the Trust to serve until a successor is elected and qualified or until such Trustee dies, resigns, retires, or is removed for election as provided in the governing documents of the Trust. The nominees were Peter R. Burnim, Peggy L. Ettestad, Tamara Lynn Fagely, Richard H. Forde, Claire R. Leonardi, Dickson W. Lewis, and Brian Muench. There was no other Trustee whose term of office as a Trustee continued after the meeting.

		FOR	WITHHELD
Peter R. Burnim	Votes	9,698,300,664.000	461,262,722.733
	% of votes entitled to be cast	95.460%	4.540%
Peggy L. Ettestad	Votes	9,744,785,844.047	414,777,542.686
	% of votes entitled to be cast	95.917%	4.083%
Tamara Lynn Fagely	Votes	9,749,721,430.073	409,841,956.660
	% of votes entitled to be cast	95.966%	4.034%
Richard H. Forde	Votes	9,725,296,590.351	434,266,796.382
	% of votes entitled to be cast	95.726%	4.274%
Claire R. Leonardi	Votes	9,756,832,186.929	402,731,199.804
	% of votes entitled to be cast	96.036%	3.964%
Dickson W. Lewis	Votes	9,683,252,333.341	476,311,053.392
	% of votes entitled to be cast	95.312%	4.688%
Brian Muench	Votes	9,739,692,821.948	419,870,564.785
	% of votes entitled to be cast	95.867%	4.133%

Approve amended fundamental restrictions regarding investments in commodities

To approve that the Trust’s fundamental policies with respect to commodities are replaced with the following: “No Fund may: Purchase or sell commodities except to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.”

FUND		FOR	AGAINST	ABSTAIN

AZL MVP FusionSM Balanced Fund	Votes	724,020,610.631	25,965,700.395	64,480,992.029
	% of votes entitled to be cast	88.895%	3.188%	7.917%
AZL MVP FusionSM Conservative Fund	Votes	207,849,507.478	7,714,328.807	20,132,965.915
	% of votes entitled to be cast	88.185%	3.273%	8.542%
AZL MVP FusionSM Moderate Fund	Votes	1,675,644,566.951	51,935,064.499	151,957,164.856
	% of votes entitled to be cast	89.152%	2.763%	8.085%
AZL® Balanced Index Strategy Fund	Votes	370,109,866.443	8,120,911.689	37,825,978.335
	% of votes entitled to be cast	88.957%	1.952%	9.092%
AZL® MVP Balanced Index Strategy Fund	Votes	272,508,300.262	8,100,202.921	38,940,957.230
	% of votes entitled to be cast	85.279%	2.535%	12.186%
AZL® MVP Growth Index Strategy Fund	Votes	2,253,168,549.922	81,030,934.965	243,425,209.080
	% of votes entitled to be cast	87.413%	3.144%	9.444%
AZL® MVP Moderate Index Strategy Fund	Votes	459,489,269.089	21,433,634.607	44,698,959.196
	% of votes entitled to be cast	87.418%	4.078%	8.504%
AZL® MVP Global Balanced Index Strategy Fund	Votes	607,120,765.403	28,580,727.312	67,371,200.883
	% of votes entitled to be cast	86.352%	4.065%	9.582%
AZL® DFA Multi-Strategy Fund	Votes	838,713,716.278	44,467,726.830	71,863,407.006
	% of votes entitled to be cast	87.819%	4.656%	7.525%
AZL® MVP DFA Multi-Strategy Fund	Votes	82,637,136.168	3,643,849.372	7,250,675.011
	% of votes entitled to be cast	88.352%	3.896%	7.752%
AZL® MVP Fidelity Institutional Asset Management® Multi-Strategy Fund	Votes	215,631,261.075	8,954,953.342	29,292,949.884
	% of votes entitled to be cast	84.935%	3.527%	11.538%
AZL® MVP T. Rowe Price Capital Appreciation Plus Fund	Votes	1,222,126,591.953	56,285,445.413	107,069,305.504
	% of votes entitled to be cast	88.210%	4.063%	7.728%

11

Approve amended fundamental restrictions regarding borrowing

To approve that the Trust’s fundamental and related non-fundamental policies with respect to borrowing are replaced with the following: “No Fund may: Borrow money, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.”

FUND		FOR	AGAINST	ABSTAIN
AZL MVP FusionSM Balanced Fund	Votes	709,309,612.667	31,798,584.250	73,359,106.138
	% of votes entitled to be cast	87.089%	3.904%	9.007%
AZL MVP FusionSM Conservative Fund	Votes	210,036,621.710	8,331,208.078	17,328,972.411
	% of votes entitled to be cast	89.113%	3.535%	7.352%
AZL MVP FusionSM Moderate Fund	Votes	1,642,136,577.503	69,923,524.523	167,476,694.280
	% of votes entitled to be cast	87.369%	3.720%	8.911%
AZL® Balanced Index Strategy Fund	Votes	371,193,748.544	7,499,541.088	37,363,466.836
	% of votes entitled to be cast	89.217%	1.803%	8.980%
AZL® MVP Balanced Index Strategy Fund	Votes	269,242,580.863	12,559,386.314	37,747,493.235
	% of votes entitled to be cast	84.257%	3.930%	11.813%
AZL® MVP Growth Index Strategy Fund	Votes	2,202,090,386.602	118,938,115.278	256,596,192.088
	% of votes entitled to be cast	85.431%	4.614%	9.955%
AZL® MVP Moderate Index Strategy Fund	Votes	448,098,738.171	33,266,593.465	44,256,531.255
	% of votes entitled to be cast	85.251%	6.329%	8.420%
AZL® MVP Global Balanced Index Strategy Fund	Votes	609,771,514.679	31,023,055.053	62,278,123.866
	% of votes entitled to be cast	86.729%	4.412%	8.858%
AZL® DFA Multi-Strategy Fund	Votes	829,772,912.326	48,960,106.404	76,311,831.384
	% of votes entitled to be cast	86.883%	5.126%	7.990%
AZL® MVP DFA Multi-Strategy Fund	Votes	80,825,430.550	3,740,847.678	8,965,382.323
	% of votes entitled to be cast	86.415%	4.000%	9.585%
AZL® MVP Fidelity Institutional Asset Management® Multi-Strategy Fund	Votes	211,483,269.699	12,637,803.011	29,758,091.590
	% of votes entitled to be cast	83.301%	4.978%	11.721%
AZL® MVP T. Rowe Price Capital Appreciation Plus Fund	Votes	1,191,897,700.679	69,546,262.813	124,037,379.379
	% of votes entitled to be cast	86.028%	5.020%	8.953%

12

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund are available without charge on the Commission’s website at http://www.sec.gov or may be obtained by calling 800-624-0197.

13

Statement Regarding the Trust’s Liquidity Risk Management Program (Unaudited)

Each series (each such series a “Fund” and, together, the “Funds”) of the Allianz Variable Insurance Products Trust, but not the AZL Government Money Market Fund, and of the Allianz Variable Insurance Products Fund of Funds Trust (each such trust a “Trust” and, together, the “Trusts”) has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) limitation of illiquid investments; and (v) redemptions in-kind.

The Board of Trustees of each Fund (together, the “Board”) approved the designation of the individual officers of the Trusts who serve as the administrators of the Program (the “Program Administrators”). The Program Administrators oversee the implementation of the Program, including the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on February 16, 2021, the Program Administrators provided their annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the annual period from January 1, 2020 through December 31, 2020 (the “Reporting Period”). This Report included an overview of the operation of the Program, including liquidity events relevant to the Funds, if any, during the Reporting Period and conclusions with respect to the adequacy of the policies and procedures of the Program and the effectiveness of Program implementation. The Report also included a summary of the annual assessment of each Fund’s liquidity risk, which took into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; and, as applicable, (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Based on the information considered, the Report concluded that each Fund continues to have an investment strategy that is appropriate for an open-end fund, and that each Fund is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. There were no material liquidity matters impacting the Funds identified in the Report and the Report concluded that the Program operated effectively during the Reporting Period, including during periods of market volatility and net redemptions.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the classification methodology as provided in the Program and noted there were no material issues with respect to liquidity classifications during the Reporting Period.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments. During the Reporting Period, no Fund breached the 15% limit on illiquid investments.

During the Reporting Period, each Fund maintained a designated HLIM. The Report stated that the Program Administrators reviewed each Fund’s HLIM as provided in the Program and concluded that each Fund’s applicable HLIM operated as intended during the Reporting Period and no changes to the HLIM for any Fund were recommended. During the Reporting Period, no Fund fell below its designated HLIM. The Report concluded that the Program includes provisions reasonably designed to comply with the HLIM for each Fund.

The Funds that engage in or reserve the right to redeem in kind have adopted policies and procedures regarding in-kind redemptions as required by the Liquidity Rule.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period. The Report noted that there were no material changes to the Program during the Reporting Period, and none were recommended by the Program Administrators in connection with the Report.

14

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0621 08/21

AZL® MVP FusionSM Moderate Fund

(formerly known as, AZL® MVP FusionSM Dynamic Moderate Fund)

Semi-Annual Report

June 30, 2021

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 3

Statement of Operations Page 3

Statements of Changes in Net Assets Page 4

Financial Highlights Page 5

Notes to the Financial Statements Page 6

Special Joint Meeting of Shareholders Page 11

Other Information Page 13

Statement Regarding the Trust’s Liquidity Risk Management Program Page 14

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MVP Fusion Moderate Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MVP Fusion Moderate Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period 1/1/21 - 6/30/21*	Annualized Expense Ratio During Period 1/1/21 - 6/30/21

AZL MVP Fusion Moderate Fund	$1,000.00	$1,078.30	$0.88	0.17%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period 1/1/21 - 6/30/21*	Annualized Expense Ratio During Period 1/1/21 - 6/30/21

AZL MVP Fusion Moderate Fund	$1,000.00	$1,023.95	$0.85	0.17%

*

Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Domestic Equity Funds	39.1%

Fixed Income Funds	37.0

International Equity Funds	19.0

Total Investment Securities	95.1

Net other assets (liabilities)	4.9

Net Assets	100.0%

1

AZL MVP Fusion Moderate Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Affiliated Investment Companies (95.1%):
Domestic Equity Funds (39.1%):
2,977,887	AZL DFA U.S. Core Equity Fund	$51,011,204
2,623,726	AZL DFA U.S. Small Cap Fund	40,589,042
3,254,208	AZL Gateway Fund	50,928,358
3,454,999	AZL Mid Cap Index Fund, Class 2	97,292,778
9,923,824	AZL Russell 1000 Growth Index Fund, Class 2	236,187,019
15,738,172	AZL Russell 1000 Value Index Fund, Class 2	228,990,409
2,395,178	AZL Small Cap Stock Index Fund, Class 2	40,550,361

		745,549,171

Fixed Income Funds (37.0%):
9,954,371	AZL Enhanced Bond Index Fund	115,172,077
13,993,095	AZL Fidelity Institutional Asset Management Total Bond Fund, Class 2	154,763,626
14,176,870	AZL MetWest Total Return Bond Fund	153,535,507
6,664,339	PIMCO VIT Income Portfolio	73,374,377

Shares		Value
Affiliated Investment Companies, continued
Fixed Income Funds, continued
5,114,857	PIMCO VIT Low Duration Portfolio	$52,887,619
14,161,739	PIMCO VIT Total Return Portfolio	153,938,106

		703,671,312

International Equity Funds (19.0%):
7,768,810	AZL DFA International Core Equity Fund	95,711,740
9,960,833	AZL International Index Fund, Class 2	188,558,563
8,451,435	AZL MSCI Emerging Markets Equity Index Fund, Class 2	77,246,120

		361,516,423

Total Affiliated Investment Companies (Cost $1,425,864,741)		1,810,736,906

Total Investment Securities (Cost $1,425,864,741) — 95.1%		1,810,736,906
Net other assets (liabilities) — 4.9%		94,023,128

Net Assets — 100.0%		$1,904,760,034

Percentages indicated are based on net assets as of June 30, 2021.

Futures Contracts

At June 30, 2021, the Fund’s open futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

S&P 500 Index E-Mini September Futures (U.S. Dollar)	9/17/21	267	$57,252,810	$1,062,644

U.S. Treasury 10-Year Note September Futures (U.S. Dollar)	9/21/21	288	38,160,000	117,509

				$1,180,153

See accompanying notes to the financial statements.

2

AZL MVP Fusion Moderate Fund

Statement of Assets and Liabilities

June 30, 2021

(Unaudited)

Assets:
Investments in affiliates, at cost	$1,425,864,741

Investments in affiliates, at value	$1,810,736,906
Deposit at broker for futures contracts collateral	95,498,192
Interest and dividends receivable	393,275
Receivable for affiliated investments sold	753,720
Receivable for variation margin on futures contracts	155
Prepaid expenses	4,766

Total Assets	1,907,387,014

Liabilities:
Cash overdraft	1,153,762
Payable for capital shares redeemed	1,147,735
Manager fees payable	235,275
Administration fees payable	7,678
Custodian fees payable	233
Administrative and compliance services fees payable	3,225
Transfer agent fees payable	921
Trustee fees payable	16,270
Other accrued liabilities	61,881

Total Liabilities	2,626,980

Net Assets	$1,904,760,034

Net Assets Consist of:
Paid in capital	$1,533,899,969
Total distributable earnings	370,860,065

Net Assets	$1,904,760,034

Shares of beneficial interest (unlimited number of shares authorized, no par value)	160,920,316
Net Asset Value (offering and redemption price per share)	$11.84

Statement of Operations

For the Six Months Ended June 30, 2021

(Unaudited)

Investment Income:
Dividends from affiliates	$2,440,208
Interest	10,572
Dividends from non-affiliates	2

Total Investment Income	2,450,782

Expenses:
Manager fees	1,889,182
Administration fees	32,125
Custodian fees	950
Administrative and compliance services fees	12,725
Transfer agent fees	2,801
Trustee fees	45,673
Professional fees	36,740
Shareholder reports	28,101
Other expenses	11,881

Total expenses before reductions	2,060,178
Less expenses voluntarily waived/reimbursed by the Manager	(472,304)

Net expenses	1,587,874

Net Investment Income/(Loss)	862,908

Net realized and Change in net unrealized gains/losses on investments:
Net realized gains/(losses) on affiliated underlying funds	31,902,445
Net realized gains distributions from affiliated underlying funds	6,520,932
Net realized gains/(losses) on futures contracts	7,158,017
Change in net unrealized appreciation/depreciation on affiliated underlying funds	96,144,831
Change in net unrealized appreciation/depreciation on futures contracts	(163,801)

Net realized and Change in net unrealized gains/losses on investments	141,562,424

Change in Net Assets Resulting From Operations	$142,425,332

See accompanying notes to the financial statements.

3

AZL MVP Fusion Moderate Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2021	For the Year Ended December 31, 2020
	(Unaudited)

Change In Net Assets:
Operations:
Net investment income/(loss)	$862,908	$33,508,525
Net realized gains/(losses) on investments	45,581,394	(87,965,773)
Change in unrealized appreciation/depreciation on investments	95,981,030	126,944,021

Change in net assets resulting from operations	142,425,332	72,486,773

Distributions to Shareholders:
Distributions	—	(106,446,981)

Change in net assets resulting from distributions to shareholders	—	(106,446,981)

Capital Transactions:
Proceeds from shares issued	4,081,161	15,409,161
Proceeds from dividends reinvested	—	106,446,981
Value of shares redeemed	(135,171,528)	(227,240,673)

Change in net assets resulting from capital transactions	(131,090,367)	(105,384,531)

Change in net assets	11,334,965	(139,344,739)
Net Assets:
Beginning of period	1,893,425,069	2,032,769,808

End of period	$1,904,760,034	$1,893,425,069

Share Transactions:
Shares issued	359,812	1,505,502
Dividends reinvested	—	10,497,730
Shares redeemed	(11,821,212)	(21,822,502)

Change in shares	(11,461,400)	(9,819,270)

Amounts shown as “—” are either $0 or rounds to less than $1.

See accompanying notes to the financial statements.

4

AZL MVP Fusion Moderate Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2021		Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016
	(Unaudited)

Net Asset Value, Beginning of Period	$10.98		$11.16	$10.31	$11.97	$11.60	$12.15

Investment Activities:
Net Investment Income/(Loss)	0.01	(a)	0.19 (a)	0.20 (a)	0.21	0.12	0.18
Net Realized and Unrealized Gains/(Losses) on Investments	0.85		0.26	1.53	(0.93)	1.46	0.32

Total from Investment Activities	0.86		0.45	1.73	(0.72)	1.58	0.50

Distributions to Shareholders From:
Net Investment Income	—		(0.23)	(0.29)	(0.14)	(0.20)	(0.27)
Net Realized Gains	—		(0.40)	(0.59)	(0.80)	(1.01)	(0.78)

Total Dividends	—		(0.63)	(0.88)	(0.94)	(1.21)	(1.05)

Net Asset Value, End of Period	$11.84		$10.98	$11.16	$10.31	$11.97	$11.60

Total Return(b)	7.83	%(c)	4.54%	17.31%	(6.46)%	13.98%	4.29%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$1,904,760		$1,893,425	$2,032,770	$1,953,730	$2,361,486	$2,336,333
Net Investment Income/(Loss)(d)	0.09%		1.84%	1.81%	1.66%	0.90%	1.38%
Expenses Before Reductions*(d)(e)	0.22%		0.22%	0.22%	0.22%	0.22%	0.22%
Expenses Net of Reductions*(d)	0.17%		0.22%	0.22%	0.22%	0.22%	0.22%
Portfolio Turnover Rate	4	%(c)	18%	12%	18%	17%	58%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Calculated using the average shares method.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

5

AZL MVP Fusion Moderate Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies”. The Trust consists of 12 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP Fusion Moderate Fund (prior to February 1, 2021, AZL MVP Fusion Dynamic Moderate Fund) (the “Fund”), and 11 are presented in separate reports. The Fund is a diversified series of the Trust.

The Fund is a “fund of funds”, which means that the Fund invests primarily in other mutual funds (the “Underlying Funds”). Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act (the “Rule”), the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2021, the Fund did not engage in any Rule 17a-7 transactions under the Rule.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type. The Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may

6

AZL MVP Fusion Moderate Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.

Futures Contracts

During the period ended June 30, 2021, the Fund invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the period ended June 30, 2021, the monthly average notional amount for long contracts was $94.4 million. There was no short contract activity during the period. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2021:

	Asset Derivative		Liability Derivative
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value	Statement of Assets and Liabilities Location	Total Fair Value

Equity Risk

Futures Contracts	Receivable for variation margin on futures contracts*	$1,062,644	Payable for variation margin on futures contracts*	$—

Interest Rate Risk

Futures Contracts	Receivable for variation margin on futures contracts*	117,509	Payable for variation margin on futures contracts*	—

*

For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities as variation margin on futures contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2021:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/ Depreciation on Derivatives Recognized

Equity Risk

Futures Contracts	Net realized gains/(losses) on futures contracts/ Change net in unrealized appreciation/depreciation on futures contracts	$8,209,429	$(219,750)

Interest Rate Risk

Futures Contracts	Net realized gains/(losses) on futures contracts/ Change net in unrealized appreciation/depreciation on futures contracts	(1,051,412)	55,949

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2022. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.”

For the period ended June 30, 2021, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit

AZL MVP Fusion Moderate Fund	0.20%	0.35%

*

The Manager waived, prior to any application of expense limit, the management fee to 0.15% on all assets. The Manager reserves the right to increase the management fee to the amount shown in the table above (i.e., discontinue the waiver) at any time after April 30, 2022.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2021, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years.

7

AZL MVP Fusion Moderate Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2021, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. Additional information, including financial statements, about these Funds is available at www.allianzlife.com. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2021 is as follows:

	Value 12/31/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gains(Losses)	Change in Net Unrealized Appreciation/ Depreciation	Value 6/30/2021	Shares as of 6/30/2021	Dividend Income	Net Realized Gains Distributions from Affiliated Underlying Funds

AZL DFA International Core Equity Fund	$98,818,930	$—	$(13,863,183)	$3,287,620	$7,468,373	$95,711,740	7,768,810	$—	$—
AZL DFA U.S. Core Equity Fund	52,141,978	—	(9,310,977)	2,684,203	5,496,000	51,011,204	2,977,887	—	—
AZL DFA U.S. Small Cap Fund	42,729,486	—	(11,319,780)	3,256,402	5,922,934	40,589,042	2,623,726	—	—
AZL Enhanced Bond Index Fund	110,876,731	6,322,498	—	—	(2,027,152)	115,172,077	9,954,371	—	—
AZL FIAM Total Bond Fund, Class 2	148,936,968	5,798,689	—	—	27,969	154,763,626	13,993,095	—	—
AZL Gateway Fund	47,719,696	2,960,926	(3,214,481)	455,801	3,006,416	50,928,358	3,254,208	—	—
AZL International Index Fund, Class 2	192,629,115	—	(20,246,219)	4,964,787	11,210,880	188,558,563	9,960,833	—	—
AZL MetWest Total Return Bond Fund	147,565,635	7,756,569	—	—	(1,786,697)	153,535,507	14,176,870	—	—
AZL Mid Cap Index Fund, Class 2	99,133,254	—	(17,672,119)	3,103,848	12,727,795	97,292,778	3,454,999	—	—
AZL MSCI Emerging Markets Equity Index Fund, Class 2	81,282,445	—	(9,613,477)	2,236,776	3,340,376	77,246,120	8,451,435	—	—
AZL Russell 1000 Growth Index Fund, Class 2	203,123,088	27,487,257	(22,011,935)	7,462,057	20,126,552	236,187,019	9,923,824	—	—
AZL Russell 1000 Value Index Fund, Class 2	261,426,796	—	(68,494,941)	3,649,008	32,409,546	228,990,409	15,738,172	—	—
AZL Small Cap Stock Index Fund, Class 2	42,713,375	—	(11,042,163)	801,943	8,077,206	40,550,361	2,395,178	—	—
PIMCO VIT Income Portfolio	72,219,414	1,151,605	—	—	3,358	73,374,377	6,664,339	1,000,090	—
PIMCO VIT Low Duration Portfolio	50,378,695	2,713,406	—	—	(204,482)	52,887,619	5,114,857	114,254	—
PIMCO VIT Total Return Portfolio	147,789,478	15,802,871	—	—	(9,654,243)	153,938,106	14,161,739	1,325,864	6,520,932

	$1,799,485,084	$69,993,821	$(186,789,275)	$31,902,445	$96,144,831	$1,810,736,906	130,614,343	$2,440,208	$6,520,932

Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair values services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

8

AZL MVP Fusion Moderate Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $191,625 annual Board retainer, the Lead Director receives an additional $37,500, the Chair of the Nominating and Corporate Governance Committee receives an additional $7,500 annually, the Co-Chairs of the Investment Committee receive $3,750 annually and the Chair of the Audit Committee receives an additional $11,250 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each trust. During the period ended June 30, 2021, actual Trustee compensation was $702,562 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies. Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2021 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$1,810,736,906	$—	$—	$1,810,736,906

Total Investment Securities	1,810,736,906	—	—	1,810,736,906

Other Financial Instruments:*
Futures Contracts	1,180,153	—	—	1,180,153

Total Investments	$1,811,917,059	$—	$—	$1,811,917,059

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally presented in the financial statements at variation margin.

5. Security Purchases and Sales

For the period ended June 30, 2021, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL MVP Fusion Moderate Fund	$69,993,821	$186,789,275

6. Investment Risks

The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds or unregistered investment pools in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.

Foreign Securities Risk: Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.

Fund of Fund Risk: The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds. In addition, the Fund maintains indirect exposure to various types of risk which may exist in the underlying Funds, such as foreign securities risk, fixed income securities risk and other risks.

Interest Rate Risk: Debt securities held by an underlying fund may decline in value due to rising interest rates.

9

AZL MVP Fusion Moderate Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

Market Risk: The market price of securities owned by the underlying funds may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.

7. Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objectives. The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

8. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2020 was $1,538,876,349. The gross unrealized appreciation/(depreciation) on a tax basis was as follows:

Unrealized appreciation	$260,608,735
Unrealized (depreciation)	—

Net unrealized appreciation/(depreciation)	$260,608,735

As of the end of its tax year ended December 31, 2020, the Fund had capital loss carry forwards (“CLCFs”) as summarized in the table below. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset.

CLCF’s not subject to expiration:

	Short-Term Amount	Long-Term Amount	Total Amount

AZL MVP Fusion Moderate Fund	$29,606,703	$26,280,893	$55,887,596

The tax character of dividends paid to shareholders during the year ended December 31, 2020, was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL MVP Fusion Moderate Fund	$45,117,215	$61,329,766	$106,446,981

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

At December 31, 2020, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL MVP Fusion Moderate Fund	$38,601,376	$—	$(55,887,596)	$260,608,735	$243,322,515

(a)

The difference between book-basis and tax-basis unrealized appreciation/depreciation was attributable primarily to tax deferral of losses on wash sales, straddles and mark-to-market of futures contracts.

9. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2021, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 85% of the Fund. As of June 30, 2021, the Fund had a controlling interest (in excess of 50%) in the AZL MetWest Total Return Bond fund, which is affiliated with the Manager. Investment activities of these shareholders could have a material impact to the Fund.

10. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

10

AZL MVP Fusion Moderate Fund

Special Joint Meeting of Shareholders

June 30, 2021 (Unaudited)

A special meeting of the Allianz Variable Insurance Products Fund Of Funds Trust’s (the “Trust”) shareholders was held on June 3, 2021. The results of the matters voted upon at the meeting are reported below.

Election of Trustees

To elect seven nominees as Trustees of the Trust to serve until a successor is elected and qualified or until such Trustee dies, resigns, retires, or is removed for election as provided in the governing documents of the Trust. The nominees were Peter R. Burnim, Peggy L. Ettestad, Tamara Lynn Fagely, Richard H. Forde, Claire R. Leonardi, Dickson W. Lewis, and Brian Muench. There was no other Trustee whose term of office as a Trustee continued after the meeting.

		FOR	WITHHELD

Peter R. Burnim	Votes	9,698,300,664.000	461,262,722.733
	% of votes entitled to be cast	95.460%	4.540%

Peggy L. Ettestad	Votes	9,744,785,844.047	414,777,542.686
	% of votes entitled to be cast	95.917%	4.083%

Tamara Lynn Fagely	Votes	9,749,721,430.073	409,841,956.660
	% of votes entitled to be cast	95.966%	4.034%

Richard H. Forde	Votes	9,725,296,590.351	434,266,796.382
	% of votes entitled to be cast	95.726%	4.274%

Claire R. Leonardi	Votes	9,756,832,186.929	402,731,199.804
	% of votes entitled to be cast	96.036%	3.964%

Dickson W. Lewis	Votes	9,683,252,333.341	476,311,053.392
	% of votes entitled to be cast	95.312%	4.688%

Brian Muench	Votes	9,739,692,821.948	419,870,564.785
	% of votes entitled to be cast	95.867%	4.133%

Approve amended fundamental restrictions regarding investments in commodities

To approve that the Trust’s fundamental policies with respect to commodities are replaced with the following: “No Fund may: Purchase or sell commodities except to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.”

FUND		FOR	AGAINST	ABSTAIN

AZL MVP FusionSM Balanced Fund	Votes	724,020,610.631	25,965,700.395	64,480,992.029
	% of votes entitled to be cast	88.895%	3.188%	7.917%

AZL MVP FusionSM Conservative Fund	Votes	207,849,507.478	7,714,328.807	20,132,965.915
	% of votes entitled to be cast	88.185%	3.273%	8.542%

AZL MVP FusionSM Moderate Fund	Votes	1,675,644,566.951	51,935,064.499	151,957,164.856
	% of votes entitled to be cast	89.152%	2.763%	8.085%

AZL® Balanced Index Strategy Fund	Votes	370,109,866.443	8,120,911.689	37,825,978.335
	% of votes entitled to be cast	88.957%	1.952%	9.092%

AZL® MVP Balanced Index Strategy Fund	Votes	272,508,300.262	8,100,202.921	38,940,957.230
	% of votes entitled to be cast	85.279%	2.535%	12.186%

AZL® MVP Growth Index Strategy Fund	Votes	2,253,168,549.922	81,030,934.965	243,425,209.080
	% of votes entitled to be cast	87.413%	3.144%	9.444%

AZL® MVP Moderate Index Strategy Fund	Votes	459,489,269.089	21,433,634.607	44,698,959.196
	% of votes entitled to be cast	87.418%	4.078%	8.504%

AZL® MVP Global Balanced Index Strategy Fund	Votes	607,120,765.403	28,580,727.312	67,371,200.883
	% of votes entitled to be cast	86.352%	4.065%	9.582%

AZL® DFA Multi-Strategy Fund	Votes	838,713,716.278	44,467,726.830	71,863,407.006
	% of votes entitled to be cast	87.819%	4.656%	7.525%

AZL® MVP DFA Multi-Strategy Fund	Votes	82,637,136.168	3,643,849.372	7,250,675.011
	% of votes entitled to be cast	88.352%	3.896%	7.752%

11

FUND		FOR	AGAINST	ABSTAIN

AZL® MVP Fidelity Institutional Asset Management® Multi-Strategy Fund	Votes	215,631,261.075	8,954,953.342	29,292,949.884
	% of votes entitled to be cast	84.935%	3.527%	11.538%

AZL® MVP T. Rowe Price Capital Appreciation Plus Fund	Votes	1,222,126,591.953	56,285,445.413	107,069,305.504
	% of votes entitled to be cast	88.210%	4.063%	7.728%

Approve amended fundamental restrictions regarding borrowing

To approve that the Trust’s fundamental and related non-fundamental policies with respect to borrowing are replaced with the following: “No Fund may: Borrow money, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.”

FUND		FOR	AGAINST	ABSTAIN

AZL MVP FusionSM Balanced Fund	Votes	709,309,612.667	31,798,584.250	73,359,106.138
	% of votes entitled to be cast	87.089%	3.904%	9.007%

AZL MVP FusionSM Conservative Fund	Votes	210,036,621.710	8,331,208.078	17,328,972.411
	% of votes entitled to be cast	89.113%	3.535%	7.352%

AZL MVP FusionSM Moderate Fund	Votes	1,642,136,577.503	69,923,524.523	167,476,694.280
	% of votes entitled to be cast	87.369%	3.720%	8.911%

AZL® Balanced Index Strategy Fund	Votes	371,193,748.544	7,499,541.088	37,363,466.836
	% of votes entitled to be cast	89.217%	1.803%	8.980%

AZL® MVP Balanced Index Strategy Fund	Votes	269,242,580.863	12,559,386.314	37,747,493.235
	% of votes entitled to be cast	84.257%	3.930%	11.813%

AZL® MVP Growth Index Strategy Fund	Votes	2,202,090,386.602	118,938,115.278	256,596,192.088
	% of votes entitled to be cast	85.431%	4.614%	9.955%

AZL® MVP Moderate Index Strategy Fund	Votes	448,098,738.171	33,266,593.465	44,256,531.255
	% of votes entitled to be cast	85.251%	6.329%	8.420%

AZL® MVP Global Balanced Index Strategy Fund	Votes	609,771,514.679	31,023,055.053	62,278,123.866
	% of votes entitled to be cast	86.729%	4.412%	8.858%

AZL® DFA Multi-Strategy Fund	Votes	829,772,912.326	48,960,106.404	76,311,831.384
	% of votes entitled to be cast	86.883%	5.126%	7.990%

AZL® MVP DFA Multi-Strategy Fund	Votes	80,825,430.550	3,740,847.678	8,965,382.323
	% of votes entitled to be cast	86.415%	4.000%	9.585%

AZL® MVP Fidelity Institutional Asset Management® Multi-Strategy Fund	Votes	211,483,269.699	12,637,803.011	29,758,091.590
	% of votes entitled to be cast	83.301%	4.978%	11.721%

AZL® MVP T. Rowe Price Capital Appreciation Plus Fund	Votes	1,191,897,700.679	69,546,262.813	124,037,379.379
	% of votes entitled to be cast	86.028%	5.020%	8.953%

12

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund are available without charge on the Commission’s website at http://www.sec.gov or may be obtained by calling 800-624-0197.

13

Statement Regarding the Trust’s Liquidity Risk Management Program (Unaudited)

Each series (each such series a “Fund” and, together, the “Funds”) of the Allianz Variable Insurance Products Trust, but not the AZL Government Money Market Fund, and of the Allianz Variable Insurance Products Fund of Funds Trust (each such trust a “Trust” and, together, the “Trusts”) has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) limitation of illiquid investments; and (v) redemptions in-kind.

The Board of Trustees of each Fund (together, the “Board”) approved the designation of the individual officers of the Trusts who serve as the administrators of the Program (the “Program Administrators”). The Program Administrators oversee the implementation of the Program, including the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on February 16, 2021, the Program Administrators provided their annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the annual period from January 1, 2020 through December 31, 2020 (the “Reporting Period”). This Report included an overview of the operation of the Program, including liquidity events relevant to the Funds, if any, during the Reporting Period and conclusions with respect to the adequacy of the policies and procedures of the Program and the effectiveness of Program implementation. The Report also included a summary of the annual assessment of each Fund’s liquidity risk, which took into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; and, as applicable, (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Based on the information considered, the Report concluded that each Fund continues to have an investment strategy that is appropriate for an open-end fund, and that each Fund is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. There were no material liquidity matters impacting the Funds identified in the Report and the Report concluded that the Program operated effectively during the Reporting Period, including during periods of market volatility and net redemptions.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the classification methodology as provided in the Program and noted there were no material issues with respect to liquidity classifications during the Reporting Period.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments. During the Reporting Period, no Fund breached the 15% limit on illiquid investments.

During the Reporting Period, each Fund maintained a designated HLIM. The Report stated that the Program Administrators reviewed each Fund’s HLIM as provided in the Program and concluded that each Fund’s applicable HLIM operated as intended during the Reporting Period and no changes to the HLIM for any Fund were recommended. During the Reporting Period, no Fund fell below its designated HLIM. The Report concluded that the Program includes provisions reasonably designed to comply with the HLIM for each Fund.

The Funds that engage in or reserve the right to redeem in kind have adopted policies and procedures regarding in-kind redemptions as required by the Liquidity Rule.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period. The Report noted that there were no material changes to the Program during the Reporting Period, and none were recommended by the Program Administrators in connection with the Report.

14

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0621 08/21

AZL® MVP Global Balanced Index Strategy Fund

Semi-Annual Report

June 30, 2021

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 3

Statement of Operations Page 3

Statements of Changes in Net Assets Page 4

Financial Highlights Page 5

Notes to the Financial Statements Page 6

Special Joint Meeting of Shareholders Page 12

Other Information Page 14

Statement Regarding the Trust’s Liquidity Risk Management Program Page 15

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MVP Global Balanced Index Strategy Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MVP Global Balanced Index Strategy Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period 1/1/21 - 6/30/21*	Annualized Expense Ratio During Period 1/1/21 - 6/30/21

AZL MVP Global Balanced Index Strategy Fund	$1,000.00	$1,052.00	$0.66	0.13%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period 1/1/21 - 6/30/21*	Annualized Expense Ratio During Period 1/1/21 - 6/30/21

AZL MVP Global Balanced Index Strategy Fund	$1,000.00	$1,024.15	$0.65	0.13%

*

Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

International Equity Funds	48.8%

Fixed Income Fund	45.9

Private Placements	0.1

Corporate Bonds	0.1

Preferred Stock	0.1

Common Stock	0.1

Convertible Bond	— †

Total Investment Securities	95.1

Net other assets (liabilities)	4.9

Net Assets	100.0%

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

United States	94.9%

Australia	0.2

India	— †

Total Investment Securities	95.1

Net other assets (liabilities)	4.9

Net Assets	100.0%

†	Represents less than 0.05%.

AZL MVP Global Balanced Index Strategy Fund

Consolidated Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value

Common Stock (0.1%):
Paper & Forest Products (0.1%):
386,370	Quintis Pty, Ltd.(a)(b)	$376,610

Total Common Stock (Cost $253,669)		376,610

Preferred Stock (0.1%):
Health Care Providers & Services (0.1%):
143,925	Grand Rounds, Inc., Series C(a)(b)	529,644

Total Preferred Stock (Cost $400,112)		529,644

Private Placements (0.1%):
Household Durables (0.0%†):
23,389	Jawbone, 0.00%(a)(b)	—

Internet Software & Services (0.1%):
5,547	Lookout, Inc., 0.00%(a)(b)	64,623
63,925	Lookout, Inc. Preferred Shares, Series F, 0.00%(a)(b)	744,726

Total Private Placements (Cost $485,378)		809,349

Principal Amount		Value
Convertible Bond (0.0%†):
Food Products (0.0%†):
400,000	REI Agro, Ltd., Registered Shares, 5.50%, 12/8/19(a)(b)(c)	—

Total Convertible Bond (Cost $ —)		—

Corporate Bonds (0.1%):
Paper & Forest Products (0.1%):
48,384	Quintis Pty, Ltd., 7.50%, 10/1/26, Callable 10/1/21 @ 105.63(a)(b)	48,384
730,672	Quintis Pty, Ltd., 0.00%, 10/1/28, Callable 8/9/21 @ 94(a)(b)	730,672

Total Corporate Bonds (Cost $779,056)		779,056

Shares		Value
Affiliated Investment Companies (94.7%):
Fixed Income Fund (45.9%):
28,450,961	AZL Enhanced Bond Index Fund	$329,177,624

International Equity Funds (48.8%):
4,284,009	AZL MSCI Emerging Markets Equity Index Fund, Class 2	39,155,845
19,260,053	AZL MSCI Global Equity Index Fund, Class 2	311,435,063

		350,590,908

Total Affiliated Investment Companies (Cost $562,862,497)		679,768,532

Total Investment Securities
(Cost $564,780,712) — 95.1%		682,263,191
Net other assets (liabilities) — 4.9%		35,224,159

Net Assets — 100.0%		$717,487,350

Percentages indicated are based on net assets as of June 30, 2021.

†	Represents less than 0.05%.

(a)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of June 30, 2021, these securities represent 0.35% of the net assets of the fund.

(b)

Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of June 30, 2021. The total of all such securities represent 0.35% of the net assets of the fund.

(c)	Defaulted bond.

Amounts shown as “—” are either $0 or rounds to less than $1.

Futures Contracts

At June 30, 2021, the Fund’s open futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

S&P 500 Index E-Mini September Futures (U.S. Dollar)	9/17/21	82	$17,583,260	$325,839
U.S. Treasury 10-Year Note September Futures (U.S. Dollar)	9/21/21	133	17,622,500	53,988

				$379,827

See accompanying notes to the financial statements.

AZL MVP Global Balanced Index Strategy Fund

Statement of Assets and Liabilities

June 30, 2021

(Unaudited)

Assets:
Investment in non-affiliates, at cost	$1,918,215
Investments in affiliates, at cost	562,862,497

Investment in non-affiliates, at value	$2,494,659
Investments in affiliates, at value	679,768,532
Deposit at broker for futures contracts collateral	35,328,476
Interest and dividends receivable	1,356
Receivable for investments sold	439,217
Reclaims receivable	103,560
Prepaid expenses	1,827

Total Assets	718,137,627

Liabilities:
Cash overdraft	413,741
Payable for capital shares redeemed	143,522
Manager fees payable	59,027
Administration fees payable	5,568
Custodian fees payable	410
Administrative and compliance services fees payable	998
Transfer agent fees payable	703
Trustee fees payable	5,015
Other accrued liabilities	21,293

Total Liabilities	650,277

Net Assets	$717,487,350

Net Assets Consist of:
Paid in capital	$578,766,634
Total distributable earnings	138,720,716

Net Assets	$717,487,350

Shares of beneficial interest (unlimited number of shares authorized, no par value)	55,388,284
Net Asset Value (offering and redemption price per share)	$12.95

Statement of Operations

For the Six Months Ended June 30, 2021

(Unaudited)

Investment Income:
Interest	$5,402
Dividends from non-affiliates	8
Foreign withholding tax	(14,499)

Total Investment Income	(9,089)

Expenses:
Manager fees	354,852
Administration fees	32,171
Custodian fees	2,344
Administrative and compliance services fees	5,396
Transfer agent fees	2,940
Trustee fees	19,403
Professional fees	15,573
Shareholder reports	16,188
Other expenses	4,831

Total expenses	453,698

Net Investment Income/(Loss)	(462,787)

Net realized and Change in net unrealized gains/losses on investments:
Net realized gains/(losses) on securities and foreign currencies	1,802,695
Net realized gains/(losses) on affiliated underlying funds	9,135,889
Net realized gains/(losses) on futures contracts	1,844,770
Change in net unrealized appreciation/depreciation on securities and foreign currencies	(1,396,598)
Change in net unrealized appreciation/depreciation on affiliated underlying funds	25,326,672
Change in net unrealized appreciation/depreciation on futures contracts	12,620

Net realized and Change in net unrealized gains/losses on investments	36,726,048

Change in Net Assets Resulting From Operations	$36,263,261

See accompanying notes to the financial statements.

AZL MVP Global Balanced Index Strategy Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2021	For the Year Ended December 31, 2020
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$(462,787)	$10,435,456
Net realized gains/(losses) on investments	12,783,354	(1,262,720)
Change in unrealized appreciation/depreciation on investments	23,942,694	41,143,229

Change in net assets resulting from operations	36,263,261	50,315,965

Distributions to Shareholders:
Distributions	—	(83,618,380)

Change in net assets resulting from distributions to shareholders	—	(83,618,380)

Capital Transactions:
Proceeds from shares issued	1,105,750	743,757
Proceeds from dividends reinvested	—	83,618,380
Value of shares redeemed	(36,806,944)	(97,839,917)

Change in net assets resulting from capital transactions	(35,701,194)	(13,477,780)

Change in net assets	562,067	(46,780,195)
Net Assets:
Beginning of period	716,925,283	763,705,478

End of period	$717,487,350	$716,925,283

Share Transactions:
Shares issued	88,845	55,636
Dividends reinvested	—	7,214,701
Shares redeemed	(2,917,618)	(7,855,941)

Change in shares	(2,828,773)	(585,604)

Amounts	shown as “—” are either $0 or rounds to less than $1.

See accompanying notes to the financial statements.

AZL MVP Global Balanced Index Strategy Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2021		Year Ended December 31, 2020	Year Ended December 31, 2019†		Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016
	(Unaudited)

Net Asset Value, Beginning of Period	$12.31		$12.99	$11.62		$12.59	$11.33	$11.69

Investment Activities:
Net Investment Income/(Loss)	(0.01	)(a)	0.19 (a)	0.18	(a)	0.18	0.11	0.10
Net Realized and Unrealized Gains/(Losses) on Investments	0.65		0.73	1.68		(0.90)	1.20	0.27

Total from Investment Activities	0.64		0.92	1.86		(0.72)	1.31	0.37

Distributions to Shareholders From:
Net Investment Income	—		(1.22)	(0.23)		(0.18)	(0.05)	(0.31)
Net Realized Gains	—		(0.38)	(0.26)		(0.07)	—	(0.42)

Total Dividends	—		(1.60)	(0.49)		(0.25)	(0.05)	(0.73)

Net Asset Value, End of Period	$12.95		$12.31	$12.99		$11.62	$12.59	$11.33

Total Return(b)	5.20	%(c)	7.81%	16.20%		(5.77)%	11.54%	3.34%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$717,487		$716,925	$763,705		$735,489	$834,164	$814,519
Net Investment Income/(Loss)(d)	(0.13)%		1.49%	1.40%		1.43%	0.97%	0.85%
Expenses Before Reductions*(d)(e)	0.13%		0.13%	0.66%		0.69%	0.71%	1.11%
Expenses Net of Reductions*(d)	0.13%		0.13%	0.66%		0.69%	0.71%	1.11%
Portfolio Turnover Rate	1	%(c)	9%	103	%(f)	39%	40%	91%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

†

Prior to December 6, 2019, the Fund primarily invested in shares of a wholly-owned and controlled subsidiary which was liquidated as of that date. Amounts shown reflect consolidated figures for periods prior to December 6, 2019.

(a)	Calculated using the average shares method.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	Portfolio turnover increased significantly during the year due to a change in investment strategy of the Fund.

See accompanying notes to the financial statements.

AZL MVP Global Balanced Index Strategy Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies”. The Trust consists of 12 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP Global Balanced Index Strategy Fund (the “Fund”), and 11 are presented in separate reports. The Fund is a diversified series of the Trust.

The Fund is a “fund of funds”, which means that the Fund invests primarily in other mutual funds (the “Underlying Funds”). Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Foreign Currency Translation and Withholding Taxes

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

AZL MVP Global Balanced Index Strategy Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act (the “Rule”), the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2021, the Fund did not engage in any Rule 17a-7 transactions under the Rule.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type. The Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.

Futures Contracts

During the period ended June 30, 2021, the Fund invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the period ended June 30, 2021, the monthly average notional amount for long contracts was $32.6 million. There was no short contract activity during the period. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2021:

	Asset Derivative		Liability Derivative
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value	Statement of Assets and Liabilities Location	Total Fair Value

Equity Risk

Futures Contracts	Receivable for variation margin on futures contracts*	$325,839	Payable for variation margin on futures contracts*	$—

Interest Rate Risk

Futures Contracts	Receivable for variation margin on futures contracts*	53,988	Payable for variation margin on futures contracts*	—

*

For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities as variation margin on futures contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2021:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized

Equity Risk

Futures Contracts	Net realized gains/(losses) on futures contracts/ Change net in unrealized appreciation/depreciation on futures contracts	$2,262,321	$(16,648)

Interest Rate Risk

Futures Contracts	Net realized gains/(losses) on futures contracts/ Change net in unrealized appreciation/depreciation on futures contracts	(417,551)	29,268

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2022. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.”

AZL MVP Global Balanced Index Strategy Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

For the period ended June 30, 2021, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit

AZL MVP Global Balanced Index Strategy Fund	0.10%	0.15%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2021, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During the period ended June 30, 2021, there were no voluntary waivers.

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2021, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. Additional information, including financial statements, about these Funds is available at www.allianzlife.com. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2021 is as follows:

	Value 12/31/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gains(Losses)	Change in Net Unrealized Appreciation/ Depreciation	Value 6/30/2021	Shares as of 6/30/2021	Dividend Income	Net Realized Gains Distributions from Affiliated Underlying Funds

AZL Enhanced Bond Index Fund	$325,541,660	$9,537,238	$—	$—	$(5,901,274)	$329,177,624	28,450,961	$—	$—
AZL MSCI Emerging Markets Equity Index Fund, Class 2	39,749,031	—	(3,370,665)	633,084	2,144,395	39,155,845	4,284,009	—	—
AZL MSCI Global Equity Index Fund, Class 2	316,790,183	—	(42,941,476)	8,502,805	29,083,551	311,435,063	19,260,053	—	—

	$682,080,874	$9,537,238	$(46,312,141)	$9,135,889	$25,326,672	$679,768,532	51,995,023	$—	$—

Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair values services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $191,625 annual Board retainer, the Lead Director receives an additional $37,500, the Chair of the Nominating and Corporate Governance Committee receives an additional $7,500 annually, the Co-Chairs of the Investment Committee receive $3,750 annually and the Chair of the Audit Committee receives an additional $11,250 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each trust. During the period ended June 30, 2021, actual Trustee compensation was $702,562 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

AZL MVP Global Balanced Index Strategy Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs ormethodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy. Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2021 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3		Total
Common Stock+	$—	$—	$376,610		$376,610
Preferred Stock+	—	—	529,644		529,644
Private Placements+	—	—	809,349		809,349
Convertible Bond+	—	—	—	#	—
Corporate Bonds+	—	—	779,056		779,056
Affiliated Investment Companies	679,768,532	—	—		679,768,532

Total Investment Securities	679,768,532	—	2,494,659		682,263,191

Other Financial Instruments:*
Futures Contracts	379,827	—	—		379,827

Total Investments	$680,148,359	$—	$2,494,659		$682,643,018

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

#	Represents the interest in securities that were determined to have a value of zero at June 30, 2021.

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally presented in the financial statements at variation margin.

5. Security Purchases and Sales

For the period ended June 30, 2021, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL MVP Global Balanced Index Strategy Fund	$9,539,099	$48,656,483

AZL MVP Global Balanced Index Strategy Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

6. Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Trustees. Not all restricted securities are considered illiquid. The illiquid restricted securities held as of June 30, 2021 are identified below:

Security	Acquisition Date(a)	Acquisition Cost	Shares or Principal Amount	Fair Value	Percentage of Net Assets

Grand Rounds, Inc., Series C	3/31/15	$399,608	143,925	$529,644	0.07%

Jawbone	1/24/17	—	23,389	—	0.00%

Lookout, Inc.	3/4/15	63,364	5,547	64,623	0.01%

Lookout, Inc. Preferred Shares, Series F	9/19/14	730,222	63,925	744,726	0.10%

Quintis Pty, Ltd.	10/25/18	223,960	386,370	376,610	0.06%

Quintis Pty, Ltd., 7.50%, 10/1/26, Callable 10/1/21 @ 105.63	10/25/18	48,384	48,384	48,384	0.01%

Quintis Pty, Ltd., 10/1/28, Callable 2/11/21 @ 94.00	10/25/18	730,672	730,672	730,672	0.10%

REI Agro, Ltd., Registered Shares, 5.50%, 12/8/19	2/7/12	300,000	400,000	–	0.00%

(a)	Acquisition date represents the initial purchase date of the security.

7. Investment Risks

The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds or unregistered investment pools in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.

Foreign Securities Risk: Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.

Fund of Fund Risk: The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds. In addition, the Fund maintains indirect exposure to various types of risk which may exist in the underlying Funds, such as foreign securities risk, fixed income securities risk and other risks.

Interest Rate Risk: Debt securities held by an underlying fund may decline in value due to rising interest rates.

Market Risk: The market price of securities owned by the underlying funds may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.

8. Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objectives. The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

9. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

AZL MVP Global Balanced Index Strategy Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2020 was $593,456,768. The gross unrealized appreciation/(depreciation) on a tax basis was as follows:

Unrealized appreciation	$93,062,422
Unrealized (depreciation)	(6,483)

Net unrealized appreciation/(depreciation)	$93,055,939

The tax character of dividends paid to shareholders during the year ended December 31, 2020, was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL MVP Global Balanced Index Strategy Fund	$66,118,874	$17,499,506	$83,618,380

(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

At December 31, 2020, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL MVP Global Balanced Index Strategy Fund	$37,629,535	$13,696,458	$—	$93,065,426	$144,391,419

(a)	The difference between book-basis and tax-basis unrealized appreciation/depreciation was attributable primarily to tax deferral of losses on wash sales and mark-to-market of futures contracts.

10. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2021, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 85% of the Fund. As of June 30, 2021, the Fund had a controlling interest (in excess of 50%) in the AZL MSCI Global Equity Index Fund, which is affiliated with the Manager. Investment activities of these shareholders could have a material impact to the Fund.

11. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

AZL MVP Global Balanced Index Strategy Fund

Special Joint Meeting of Shareholders

June 30, 2021 (Unaudited)

A special meeting of the Allianz Variable Insurance Products Fund Of Funds Trust’s (the “Trust”) shareholders was held on June 3, 2021. The results of the matters voted upon at the meeting are reported below.

Election of Trustees

To elect seven nominees as Trustees of the Trust to serve until a successor is elected and qualified or until such Trustee dies, resigns, retires, or is removed for election as provided in the governing documents of the Trust. The nominees were Peter R. Burnim, Peggy L. Ettestad, Tamara Lynn Fagely, Richard H. Forde, Claire R. Leonardi, Dickson W. Lewis, and Brian Muench. There was no other Trustee whose term of office as a Trustee continued after the meeting.

		FOR	WITHHELD

Peter R. Burnim	Votes	9,698,300,664.000	461,262,722.733
	% of votes entitled to be cast	95.460%	4.540%

Peggy L. Ettestad	Votes	9,744,785,844.047	414,777,542.686
	% of votes entitled to be cast	95.917%	4.083%

Tamara Lynn Fagely	Votes	9,749,721,430.073	409,841,956.660
	% of votes entitled to be cast	95.966%	4.034%

Richard H. Forde	Votes	9,725,296,590.351	434,266,796.382
	% of votes entitled to be cast	95.726%	4.274%

Claire R. Leonardi	Votes	9,756,832,186.929	402,731,199.804
	% of votes entitled to be cast	96.036%	3.964%

Dickson W. Lewis	Votes	9,683,252,333.341	476,311,053.392
	% of votes entitled to be cast	95.312%	4.688%

Brian Muench	Votes	9,739,692,821.948	419,870,564.785
	% of votes entitled to be cast	95.867%	4.133%

Approve amended fundamental restrictions regarding investments in commodities

To approve that the Trust’s fundamental policies with respect to commodities are replaced with the following: “No Fund may: Purchase or sell commodities except to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.”

FUND		FOR	AGAINST	ABSTAIN

AZL MVP FusionSM Balanced Fund	Votes	724,020,610.631	25,965,700.395	64,480,992.029
	% of votes entitled to be cast	88.895%	3.188%	7.917%

AZL MVP FusionSM Conservative Fund	Votes	207,849,507.478	7,714,328.807	20,132,965.915
	% of votes entitled to be cast	88.185%	3.273%	8.542%

AZL MVP FusionSM Moderate Fund	Votes	1,675,644,566.951	51,935,064.499	151,957,164.856
	% of votes entitled to be cast	89.152%	2.763%	8.085%

AZL® Balanced Index Strategy Fund	Votes	370,109,866.443	8,120,911.689	37,825,978.335
	% of votes entitled to be cast	88.957%	1.952%	9.092%

AZL® MVP Balanced Index Strategy Fund	Votes	272,508,300.262	8,100,202.921	38,940,957.230
	% of votes entitled to be cast	85.279%	2.535%	12.186%

AZL® MVP Growth Index Strategy Fund	Votes	2,253,168,549.922	81,030,934.965	243,425,209.080
	% of votes entitled to be cast	87.413%	3.144%	9.444%

AZL® MVP Moderate Index Strategy Fund	Votes	459,489,269.089	21,433,634.607	44,698,959.196
	% of votes entitled to be cast	87.418%	4.078%	8.504%

AZL® MVP Global Balanced Index Strategy Fund	Votes	607,120,765.403	28,580,727.312	67,371,200.883
	% of votes entitled to be cast	86.352%	4.065%	9.582%

AZL® DFA Multi-Strategy Fund	Votes	838,713,716.278	44,467,726.830	71,863,407.006
	% of votes entitled to be cast	87.819%	4.656%	7.525%

AZL® MVP DFA Multi-Strategy Fund	Votes	82,637,136.168	3,643,849.372	7,250,675.011
	% of votes entitled to be cast	88.352%	3.896%	7.752%

FUND		FOR	AGAINST	ABSTAIN

AZL® MVP Fidelity Institutional Asset Management® Multi-Strategy Fund	Votes	215,631,261.075	8,954,953.342	29,292,949.884
	% of votes entitled to be cast	84.935%	3.527%	11.538%

AZL® MVP T. Rowe Price Capital Appreciation Plus Fund	Votes	1,222,126,591.953	56,285,445.413	107,069,305.504
	% of votes entitled to be cast	88.210%	4.063%	7.728%

Approve amended fundamental restrictions regarding borrowing

To approve that the Trust’s fundamental and related non-fundamental policies with respect to borrowing are replaced with the following: “No Fund may: Borrow money, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.”

FUND		FOR	AGAINST	ABSTAIN

AZL MVP FusionSM Balanced Fund	Votes	709,309,612.667	31,798,584.250	73,359,106.138
	% of votes entitled to be cast	87.089%	3.904%	9.007%

AZL MVP FusionSM Conservative Fund	Votes	210,036,621.710	8,331,208.078	17,328,972.411
	% of votes entitled to be cast	89.113%	3.535%	7.352%

AZL MVP FusionSM Moderate Fund	Votes	1,642,136,577.503	69,923,524.523	167,476,694.280
	% of votes entitled to be cast	87.369%	3.720%	8.911%

AZL® Balanced Index Strategy Fund	Votes	371,193,748.544	7,499,541.088	37,363,466.836
	% of votes entitled to be cast	89.217%	1.803%	8.980%

AZL® MVP Balanced Index Strategy Fund	Votes	269,242,580.863	12,559,386.314	37,747,493.235
	% of votes entitled to be cast	84.257%	3.930%	11.813%

AZL® MVP Growth Index Strategy Fund	Votes	2,202,090,386.602	118,938,115.278	256,596,192.088
	% of votes entitled to be cast	85.431%	4.614%	9.955%

AZL® MVP Moderate Index Strategy Fund	Votes	448,098,738.171	33,266,593.465	44,256,531.255
	% of votes entitled to be cast	85.251%	6.329%	8.420%

AZL® MVP Global Balanced Index Strategy Fund	Votes	609,771,514.679	31,023,055.053	62,278,123.866
	% of votes entitled to be cast	86.729%	4.412%	8.858%

AZL® DFA Multi-Strategy Fund	Votes	829,772,912.326	48,960,106.404	76,311,831.384
	% of votes entitled to be cast	86.883%	5.126%	7.990%

AZL® MVP DFA Multi-Strategy Fund	Votes	80,825,430.550	3,740,847.678	8,965,382.323
	% of votes entitled to be cast	86.415%	4.000%	9.585%

AZL® MVP Fidelity Institutional Asset Management® Multi-Strategy Fund	Votes	211,483,269.699	12,637,803.011	29,758,091.590
	% of votes entitled to be cast	83.301%	4.978%	11.721%

AZL® MVP T. Rowe Price Capital Appreciation Plus Fund	Votes	1,191,897,700.679	69,546,262.813	124,037,379.379
	% of votes entitled to be cast	86.028%	5.020%	8.953%

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund are available without charge on the Commission’s website at http://www.sec.gov or may be obtained by calling 800-624-0197.

Statement Regarding the Trust’s Liquidity Risk Management Program (Unaudited)

Each series (each such series a “Fund” and, together, the “Funds”) of the Allianz Variable Insurance Products Trust, but not the AZL Government Money Market Fund, and of the Allianz Variable Insurance Products Fund of Funds Trust (each such trust a “Trust” and, together, the “Trusts”) has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) limitation of illiquid investments; and (v) redemptions in-kind.

The Board of Trustees of each Fund (together, the “Board”) approved the designation of the individual officers of the Trusts who serve as the administrators of the Program (the “Program Administrators”). The Program Administrators oversee the implementation of the Program, including the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on February 16, 2021, the Program Administrators provided their annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the annual period from January 1, 2020 through December 31, 2020 (the “Reporting Period”). This Report included an overview of the operation of the Program, including liquidity events relevant to the Funds, if any, during the Reporting Period and conclusions with respect to the adequacy of the policies and procedures of the Program and the effectiveness of Program implementation. The Report also included a summary of the annual assessment of each Fund’s liquidity risk, which took into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; and, as applicable, (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Based on the information considered, the Report concluded that each Fund continues to have an investment strategy that is appropriate for an open-end fund, and that each Fund is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. There were no material liquidity matters impacting the Funds identified in the Report and the Report concluded that the Program operated effectively during the Reporting Period, including during periods of market volatility and net redemptions.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the classification methodology as provided in the Program and noted there were no material issues with respect to liquidity classifications during the Reporting Period.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments. During the Reporting Period, no Fund breached the 15% limit on illiquid investments.

During the Reporting Period, each Fund maintained a designated HLIM. The Report stated that the Program Administrators reviewed each Fund’s HLIM as provided in the Program and concluded that each Fund’s applicable HLIM operated as intended during the Reporting Period and no changes to the HLIM for any Fund were recommended. During the Reporting Period, no Fund fell below its designated HLIM. The Report concluded that the Program includes provisions reasonably designed to comply with the HLIM for each Fund.

The Funds that engage in or reserve the right to redeem in kind have adopted policies and procedures regarding in-kind redemptions as required by the Liquidity Rule.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period. The Report noted that there were no material changes to the Program during the Reporting Period, and none were recommended by the Program Administrators in connection with the Report.

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0621 08/21

AZL® MVP Growth Index Strategy Fund

Semi-Annual Report

June 30, 2021

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 3

Statement of Operations Page 3

Statements of Changes in Net Assets Page 4

Financial Highlights Page 5

Notes to the Financial Statements Page 6

Special Joint Meeting of Shareholders Page 11

Other Information Page 13

Statement Regarding the Trust’s Liquidity Risk Management Program Page 14

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MVP Growth Index Strategy Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MVP Growth Index Strategy Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period 1/1/21 - 6/30/21*	Annualized Expense Ratio During Period 1/1/21 - 6/30/21

AZL MVP Growth Index Strategy Fund	$1,000.00	$1,103.40	$0.63	0.12%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period 1/1/21 - 6/30/21*	Annualized Expense Ratio During Period 1/1/21 - 6/30/21

AZL MVP Growth Index Strategy Fund	$1,000.00	$1,024.20	$0.60	0.12%

*

Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Domestic Equity Funds	54.4%

Fixed Income Fund	21.9

International Equity Fund	19.3

Total Investment Securities	95.6

Net other assets (liabilities)	4.4

Net Assets	100.0%

1

AZL MVP Growth Index Strategy Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Affiliated Investment Companies (95.6%):
Domestic Equity Funds (54.4%):
10,933,305	AZL Mid Cap Index Fund, Class 2	$307,881,855
41,988,839	AZL S&P 500 Index Fund, Class 2	982,958,725
9,453,373	AZL Small Cap Stock Index Fund, Class 2	160,045,613

		1,450,886,193

Fixed Income Fund (21.9%):
50,453,265	AZL Enhanced Bond Index Fund	583,744,275

International Equity Fund (19.3%):
27,144,606	AZL International Index Fund, Class 2	513,847,395

Total Affiliated Investment Companies (Cost $1,751,668,027)		2,548,477,863

Total Investment Securities (Cost $1,751,668,027) — 95.6%		2,548,477,863
Net other assets (liabilities) — 4.4%		117,389,485

Net Assets — 100.0%		$2,665,867,348

Percentages indicated are based on net assets as of June 30, 2021.

Futures Contracts

At June 30, 2021, the Fund’s open futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

S&P 500 Index E-Mini September Futures (U.S. Dollar)	9/17/21	413	$88,559,590	$1,638,877
U.S. Treasury 10-Year Note September Futures (U.S. Dollar)	9/21/21	222	29,415,000	90,843

				$1,729,720

See accompanying notes to the financial statements.

2

AZL MVP Growth Index Strategy Fund

Statement of Assets and Liabilities

June 30, 2021

(Unaudited)

Assets:
Investments in affiliates, at cost	$1,751,668,027

Investments in affiliates, at value	$2,548,477,863
Deposit at broker for futures contracts collateral	118,201,206
Interest and dividends receivable	1,515
Receivable for capital shares issued	188,181
Receivable for affiliated investments sold	446,959
Receivable for variation margin on futures contracts	155
Prepaid expenses	6,349

Total Assets	2,667,322,228

Liabilities:
Cash overdraft	447,191
Payable for capital shares redeemed	672,806
Manager fees payable	219,605
Administration fees payable	7,868
Custodian fees payable	230
Administrative and compliance services fees payable	4,379
Transfer agent fees payable	911
Trustee fees payable	22,002
Other accrued liabilities	79,888

Total Liabilities	1,454,880

Net Assets	$2,665,867,348

Net Assets Consist of:
Paid in capital	$1,935,157,210
Total distributable earnings	730,710,138

Net Assets	$2,665,867,348

Shares of beneficial interest (unlimited number of shares authorized, no par value)	153,245,990
Net Asset Value (offering and redemption price per share)	$17.40

Statement of Operations

For the Six Months Ended June 30, 2021

(Unaudited)

Investment Income:
Interest	$11,727
Dividends from non-affiliates	1

Total Investment Income	11,728

Expenses:
Manager fees	1,308,790
Administration fees	34,325
Custodian fees	968
Administrative and compliance services fees	17,714
Transfer agent fees	2,914
Trustee fees	63,523
Professional fees	51,271
Shareholder reports	36,183
Other expenses	16,377

Total expenses	1,532,065

Net Investment Income/(Loss)	(1,520,337)

Net realized and Change in net unrealized gains/losses on investments:
Net realized gains/(losses) on affiliated underlying funds	51,714,370
Net realized gains/(losses) on futures contracts	10,145,917
Change in net unrealized appreciation/depreciation on affiliated underlying funds	198,734,572
Change in net unrealized appreciation/depreciation on futures contracts	(222,018)

Net realized and Change in net unrealized gains/losses on investments	260,372,841

Change in Net Assets Resulting From Operations	$258,852,504

See accompanying notes to the financial statements.

3

AZL MVP Growth Index Strategy Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2021	For the Year Ended December 31, 2020
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$(1,520,337)	$43,069,399
Net realized gains/(losses) on investments	61,860,287	(105,449,158)
Change in unrealized appreciation/depreciation on investments	198,512,554	166,112,078

Change in net assets resulting from operations	258,852,504	103,732,319

Distributions to Shareholders:
Distributions	—	(146,584,397)

Change in net assets resulting from distributions to shareholders	—	(146,584,397)

Capital Transactions:
Proceeds from shares issued	6,469,838	35,195,872
Proceeds from dividends reinvested	—	146,584,397
Value of shares redeemed	(177,497,194)	(283,233,573)

Change in net assets resulting from capital transactions	(171,027,356)	(101,453,304)

Change in net assets	87,825,148	(144,305,382)
Net Assets:
Beginning of period	2,578,042,200	2,722,347,582

End of period	$2,665,867,348	$2,578,042,200

Share Transactions:
Shares issued	390,320	2,437,703
Dividends reinvested	—	10,088,396
Shares redeemed	(10,656,670)	(18,912,826)

Change in shares	(10,266,350)	(6,386,727)

Amounts shown as “—” are either $0 or rounds to less than $1.

See accompanying notes to the financial statements.

4

AZL MVP Growth Index Strategy Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2021		Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016
	(Unaudited)

Net Asset Value, Beginning of Period	$15.77		$16.02	$13.99	$15.56	$14.08	$13.55

Investment Activities:
Net Investment Income/(Loss)	(0.01	)(a)	0.26 (a)	0.26 (a)	0.26	0.11	0.14
Net Realized and Unrealized Gains/(Losses) on Investments	1.64		0.42	2.55	(1.22)	2.10	0.77

Total from Investment Activities	1.63		0.68	2.81	(0.96)	2.21	0.91

Distributions to Shareholders From:
Net Investment Income	—		(0.29)	(0.35)	(0.13)	(0.18)	(0.30)
Net Realized Gains	—		(0.64)	(0.43)	(0.48)	(0.55)	(0.08)

Total Dividends	—		(0.93)	(0.78)	(0.61)	(0.73)	(0.38)

Net Asset Value, End of Period	$17.40		$15.77	$16.02	$13.99	$15.56	$14.08

Total Return(b)	10.34	%(c)	4.73%	20.52%	(6.45)%	15.96%	6.80%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$2,665,867		$2,578,042	$2,722,348	$2,423,165	$2,634,555	$2,243,373
Net Investment Income/(Loss)(d)	(0.12)%		1.76%	1.67%	1.71%	0.74%	1.55%
Expenses Before Reductions*(d)(e)	0.12%		0.12%	0.12%	0.12%	0.11%	0.12%
Expenses Net of Reductions*(d)	0.12%		0.12%	0.12%	0.12%	0.11%	0.12%
Portfolio Turnover Rate	2	%(c)	12%	5%	4%	4%	4	%(f)

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Calculated using the average shares method.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)

Cost of purchases and proceeds from sales of portfolio securities incurred to realign the Fund’s portfolio after the fund merger are excluded from the portfolio turnover rate. If such amounts had not been excluded, the portfolio turnover rate would have been 4%.

See accompanying notes to the financial statements.

5

AZL MVP Growth Index Strategy Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies”. The Trust consists of 12 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP Growth Index Strategy Fund (the “Fund”), and 11 are presented in separate reports. The Fund is a diversified series of the Trust.

The Fund is a “fund of funds”, which means that the Fund invests primarily in other mutual funds (the “Underlying Funds”). Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act (the “Rule”), the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2021, the Fund did not engage in any Rule 17a-7 transactions under the Rule.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type. The Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may

6

AZL MVP Growth Index Strategy Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.

Futures Contracts

During the period ended June 30, 2021, the Fund invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the period ended June 30, 2021, the monthly average notional amount for long contracts was $111.5 million. There was no short contract activity during the period. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2021:

	Asset Derivative		Liability Derivative
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value	Statement of Assets and Liabilities Location	Total Fair Value

Equity Risk

Futures Contracts	Receivable for variation margin on futures contracts*	$1,638,877	Payable for variation margin on futures contracts*	$—

Interest Rate Risk

Futures Contracts	Receivable for variation margin on futures contracts*	90,843	Payable for variation margin on futures contracts*	—

*

For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities as variation margin on futures contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2021:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized

Equity Risk

Futures Contracts	Net realized gains/(losses) on futures contracts/ Change net in unrealized appreciation/depreciation on futures contracts	$10,877,148	$(270,901)

Interest Rate Risk

Futures Contracts	Net realized gains/(losses) on futures contracts/ Change net in unrealized appreciation/depreciation on futures contracts	(731,231)	48,883

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2022. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.”

For the period ended June 30, 2021, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit

AZL MVP Growth Index Strategy Fund	0.10%	0.20%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2021, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years.

7

AZL MVP Growth Index Strategy Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During the period ended June 30, 2021, there were no voluntary waivers.

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2021, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. Additional information, including financial statements, about these Funds is available at www.allianzlife.com. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2021 is as follows:

	Value 12/31/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gains(Losses)	Change in Net Unrealized Appreciation/ Depreciation	Value 6/30/2021	Shares as of 6/30/2021	Dividend Income	Net Realized Gains Distributions from Affiliated Underlying Funds

AZL Enhanced Bond Index Fund	$552,144,793	$41,764,841	$—	$—	$(10,165,359)	$583,744,275	50,453,265	$—	$—
AZL International Index Fund, Class 2	510,235,006	—	(39,445,285)	6,044,842	37,012,832	513,847,395	27,144,606	—	—
AZL Mid Cap Index Fund, Class 2	300,904,342	—	(41,410,174)	9,552,448	38,835,239	307,881,855	10,933,305	—	—
AZL S&P 500 Index Fund, Class 2	951,380,916	—	(104,236,072)	31,757,729	104,056,152	982,958,725	41,988,839	—	—
AZL Small Cap Stock Index Fund, Class 2	159,337,682	—	(32,647,128)	4,359,351	28,995,708	160,045,613	9,453,373	—	—

	$2,474,002,739	$41,764,841	$(217,738,659)	$51,714,370	$198,734,572	$2,548,477,863	139,973,388	$—	$—

Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair values services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $191,625 annual Board retainer, the Lead Director receives an additional $37,500, the Chair of the Nominating and Corporate Governance Committee receives an additional $7,500 annually, the Co-Chairs of the Investment Committee receive $3,750 annually and the Chair of the Audit Committee receives an additional $11,250 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each trust. During the period ended June 30, 2021, actual Trustee compensation was $702,562 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies. Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

8

AZL MVP Growth Index Strategy Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

The following is a summary of the valuation inputs used as of June 30, 2021 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total

Affiliated Investment Companies	$2,548,477,863	$—	$—	$2,548,477,863

Total Investment Securities	2,548,477,863	—	—	2,548,477,863

Other Financial Instruments:*
Futures Contracts	1,729,720	—	—	1,729,720

Total Investments	$2,550,207,583	$—	$—	$2,550,207,583

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally presented in the financial statements at variation margin.

5. Security Purchases and Sales

For the period ended June 30, 2021, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL MVP Growth Index Strategy Fund	$41,764,841	$217,738,660

6. Investment Risks

The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds or unregistered investment pools in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.

Foreign Securities Risk: Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.

Fund of Fund Risk: The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds. In addition, the Fund maintains indirect exposure to various types of risk which may exist in the underlying Funds, such as foreign securities risk, fixed income securities risk and other risks.

Interest Rate Risk: Debt securities held by an underlying fund may decline in value due to rising interest rates.

Market Risk: The market price of securities owned by the underlying funds may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.

7. Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objectives. The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

8. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

9

AZL MVP Growth Index Strategy Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2020 was $1,909,371,323. The gross unrealized appreciation/(depreciation) on a tax basis was as follows:

Unrealized appreciation	$564,631,416
Unrealized (depreciation)	—

Net unrealized appreciation/(depreciation)	$564,631,416

The tax character of dividends paid to shareholders during the year ended December 31, 2020 was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL MVP Growth Index Strategy Fund	$70,129,545	$76,454,852	$146,584,397

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

At December 31, 2020, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL MVP Growth Index Strategy Fund	$125,623,164	$113,579,446	$—	$564,631,416	$803,834,026

(a)	The difference between book-basis and tax-basis unrealized appreciation/depreciation was attributable primarily to tax deferral of losses on wash sales and mark-to-market of futures contracts.

9. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2021, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 85% of the Fund. Investment activities of these shareholders could have a material impact to the Fund.

10. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

10

AZL MVP Growth Index Strategy Fund

Special Joint Meeting of Shareholders

June 30, 2021 (Unaudited)

A special meeting of the Allianz Variable Insurance Products Fund Of Funds Trust’s (the “Trust”) shareholders was held on June 3, 2021. The results of the matters voted upon at the meeting are reported below.

Election of Trustees

To elect seven nominees as Trustees of the Trust to serve until a successor is elected and qualified or until such Trustee dies, resigns, retires, or is removed for election as provided in the governing documents of the Trust. The nominees were Peter R. Burnim, Peggy L. Ettestad, Tamara Lynn Fagely, Richard H. Forde, Claire R. Leonardi, Dickson W. Lewis, and Brian Muench. There was no other Trustee whose term of office as a Trustee continued after the meeting.

		FOR	WITHHELD
Peter R. Burnim	Votes	9,698,300,664.000	461,262,722.733
	% of votes entitled to be cast	95.460%	4.540%
Peggy L. Ettestad	Votes	9,744,785,844.047	414,777,542.686
	% of votes entitled to be cast	95.917%	4.083%
Tamara Lynn Fagely	Votes	9,749,721,430.073	409,841,956.660
	% of votes entitled to be cast	95.966%	4.034%
Richard H. Forde	Votes	9,725,296,590.351	434,266,796.382
	% of votes entitled to be cast	95.726%	4.274%
Claire R. Leonardi	Votes	9,756,832,186.929	402,731,199.804
	% of votes entitled to be cast	96.036%	3.964%
Dickson W. Lewis	Votes	9,683,252,333.341	476,311,053.392
	% of votes entitled to be cast	95.312%	4.688%
Brian Muench	Votes	9,739,692,821.948	419,870,564.785
	% of votes entitled to be cast	95.867%	4.133%

Approve amended fundamental restrictions regarding investments in commodities

To approve that the Trust’s fundamental policies with respect to commodities are replaced with the following: “No Fund may: Purchase or sell commodities except to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.”

FUND		FOR	AGAINST	ABSTAIN
AZL MVP FusionSM Balanced Fund	Votes	724,020,610.631	25,965,700.395	64,480,992.029
	% of votes entitled to be cast		88.895%	3.188%	7.917%
AZL MVP FusionSM Conservative Fund	Votes	207,849,507.478	7,714,328.807	20,132,965.915
	% of votes entitled to be cast		88.185%	3.273%	8.542%
AZL MVP FusionSM Moderate Fund	Votes	1,675,644,566.951	51,935,064.499	151,957,164.856
	% of votes entitled to be cast		89.152%	2.763%	8.085%
AZL® Balanced Index Strategy Fund	Votes	370,109,866.443	8,120,911.689	37,825,978.335
	% of votes entitled to be cast		88.957%	1.952%	9.092%
AZL® MVP Balanced Index Strategy Fund	Votes	272,508,300.262	8,100,202.921	38,940,957.230
	% of votes entitled to be cast		85.279%	2.535%	12.186%
AZL® MVP Growth Index Strategy Fund	Votes	2,253,168,549.922	81,030,934.965	243,425,209.080
	% of votes entitled to be cast		87.413%	3.144%	9.444%
AZL® MVP Moderate Index Strategy Fund	Votes	459,489,269.089	21,433,634.607	44,698,959.196
	% of votes entitled to be cast		87.418%	4.078%	8.504%
AZL® MVP Global Balanced Index Strategy Fund	Votes	607,120,765.403	28,580,727.312	67,371,200.883
	% of votes entitled to be cast		86.352%	4.065%	9.582%
AZL® DFA Multi-Strategy Fund	Votes	838,713,716.278	44,467,726.830	71,863,407.006
	% of votes entitled to be cast		87.819%	4.656%	7.525%
AZL® MVP DFA Multi-Strategy Fund	Votes	82,637,136.168	3,643,849.372	7,250,675.011
	% of votes entitled to be cast		88.352%	3.896%	7.752%
AZL® MVP Fidelity Institutional Asset Management® Multi-Strategy Fund	Votes	215,631,261.075	8,954,953.342	29,292,949.884
	% of votes entitled to be cast		84.935%	3.527%	11.538%
AZL® MVP T. Rowe Price Capital Appreciation Plus Fund	Votes	1,222,126,591.953	56,285,445.413	107,069,305.504
	% of votes entitled to be cast		88.210%	4.063%	7.728%

11

Approve amended fundamental restrictions regarding borrowing

To approve that the Trust’s fundamental and related non-fundamental policies with respect to borrowing are replaced with the following: “No Fund may: Borrow money, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.”

FUND		FOR	AGAINST	ABSTAIN
AZL MVP FusionSM Balanced Fund	Votes	709,309,612.667	31,798,584.250	73,359,106.138
	% of votes entitled to be cast	87.089%	3.904%	9.007%
AZL MVP FusionSM Conservative Fund	Votes	210,036,621.710	8,331,208.078	17,328,972.411
	% of votes entitled to be cast	89.113%	3.535%	7.352%
AZL MVP FusionSM Moderate Fund	Votes	1,642,136,577.503	69,923,524.523	167,476,694.280
	% of votes entitled to be cast	87.369%	3.720%	8.911%
AZL® Balanced Index Strategy Fund	Votes	371,193,748.544	7,499,541.088	37,363,466.836
	% of votes entitled to be cast	89.217%	1.803%	8.980%
AZL® MVP Balanced Index Strategy Fund	Votes	269,242,580.863	12,559,386.314	37,747,493.235
	% of votes entitled to be cast	84.257%	3.930%	11.813%
AZL® MVP Growth Index Strategy Fund	Votes	2,202,090,386.602	118,938,115.278	256,596,192.088
	% of votes entitled to be cast	85.431%	4.614%	9.955%
AZL® MVP Moderate Index Strategy Fund	Votes	448,098,738.171	33,266,593.465	44,256,531.255
	% of votes entitled to be cast	85.251%	6.329%	8.420%
AZL® MVP Global Balanced Index Strategy Fund	Votes	609,771,514.679	31,023,055.053	62,278,123.866
	% of votes entitled to be cast	86.729%	4.412%	8.858%
AZL® DFA Multi-Strategy Fund	Votes	829,772,912.326	48,960,106.404	76,311,831.384
	% of votes entitled to be cast	86.883%	5.126%	7.990%
AZL® MVP DFA Multi-Strategy Fund	Votes	80,825,430.550	3,740,847.678	8,965,382.323
	% of votes entitled to be cast	86.415%	4.000%	9.585%
AZL® MVP Fidelity Institutional Asset Management® Multi-Strategy Fund	Votes	211,483,269.699	12,637,803.011	29,758,091.590
	% of votes entitled to be cast	83.301%	4.978%	11.721%
AZL® MVP T. Rowe Price Capital Appreciation Plus Fund	Votes	1,191,897,700.679	69,546,262.813	124,037,379.379
	% of votes entitled to be cast	86.028%	5.020%	8.953%

12

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund are available without charge on the Commission’s website at http://www.sec.gov or may be obtained by calling 800-624-0197.

13

Statement Regarding the Trust’s Liquidity Risk Management Program (Unaudited)

Each series (each such series a “Fund” and, together, the “Funds”) of the Allianz Variable Insurance Products Trust, but not the AZL Government Money Market Fund, and of the Allianz Variable Insurance Products Fund of Funds Trust (each such trust a “Trust” and, together, the “Trusts”) has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) limitation of illiquid investments; and (v) redemptions in-kind.

The Board of Trustees of each Fund (together, the “Board”) approved the designation of the individual officers of the Trusts who serve as the administrators of the Program (the “Program Administrators”). The Program Administrators oversee the implementation of the Program, including the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on February 16, 2021, the Program Administrators provided their annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the annual period from January 1, 2020 through December 31, 2020 (the “Reporting Period”). This Report included an overview of the operation of the Program, including liquidity events relevant to the Funds, if any, during the Reporting Period and conclusions with respect to the adequacy of the policies and procedures of the Program and the effectiveness of Program implementation. The Report also included a summary of the annual assessment of each Fund’s liquidity risk, which took into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; and, as applicable, (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Based on the information considered, the Report concluded that each Fund continues to have an investment strategy that is appropriate for an open-end fund, and that each Fund is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. There were no material liquidity matters impacting the Funds identified in the Report and the Report concluded that the Program operated effectively during the Reporting Period, including during periods of market volatility and net redemptions.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the classification methodology as provided in the Program and noted there were no material issues with respect to liquidity classifications during the Reporting Period.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments. During the Reporting Period, no Fund breached the 15% limit on illiquid investments.

During the Reporting Period, each Fund maintained a designated HLIM. The Report stated that the Program Administrators reviewed each Fund’s HLIM as provided in the Program and concluded that each Fund’s applicable HLIM operated as intended during the Reporting Period and no changes to the HLIM for any Fund were recommended. During the Reporting Period, no Fund fell below its designated HLIM. The Report concluded that the Program includes provisions reasonably designed to comply with the HLIM for each Fund.

The Funds that engage in or reserve the right to redeem in kind have adopted policies and procedures regarding in-kind redemptions as required by the Liquidity Rule.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period. The Report noted that there were no material changes to the Program during the Reporting Period, and none were recommended by the Program Administrators in connection with the Report.

14

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0621 08/21

AZL® MVP Moderate Index Strategy Fund

Semi-Annual Report

June 30, 2021

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 3

Statement of Operations Page 3

Statements of Changes in Net Assets Page 4

Financial Highlights Page 5

Notes to the Financial Statements Page 6

Special Joint Meeting of Shareholders Page 11

Other Information Page 13

Statement Regarding the Trust’s Liquidity Risk Management Program Page 14

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MVP Moderate Index Strategy Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MVP Moderate Index Strategy Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period 1/1/21 - 6/30/21*	Annualized Expense Ratio During Period 1/1/21 - 6/30/21

AZL MVP Moderate Index Strategy Fund	$1,000.00	$1,078.10	$0.67	0.13%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period 1/1/21 - 6/30/21*	Annualized Expense Ratio During Period 1/1/21 - 6/30/21

AZL MVP Moderate Index Strategy Fund	$1,000.00	$1,024.15	$0.65	0.13%

*

Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Domestic Equity Funds	43.4%

Fixed Income Fund	36.5

International Equity Fund	15.1

Total Investment Securities	95.0

Net other assets (liabilities)	5.0

Net Assets	100.0%

1

AZL MVP Moderate Index Strategy Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Affiliated Investment Companies (95.0%):
Domestic Equity Funds (43.4%):
1,780,943	AZL Mid Cap Index Fund, Class 2	$50,151,364
6,694,682	AZL S&P 500 Index Fund, Class 2	156,722,496
1,539,084	AZL Small Cap Stock Index Fund, Class 2	26,056,694

		232,930,554

Fixed Income Fund (36.5%):
16,970,726	AZL Enhanced Bond Index Fund	196,351,294

International Equity Fund (15.1%):
4,285,504	AZL International Index Fund, Class 2	81,124,585

Total Affiliated Investment Companies (Cost $388,346,426)		510,406,433

Total Investment Securities (Cost $388,346,426) — 95.0%		510,406,433
Net other assets (liabilities) — 5.0%		26,627,258

Net Assets — 100.0%		$537,033,691

Percentages indicated are based on net assets as of June 30, 2021.

Futures Contracts

At June 30, 2021, the Fund’s open futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

S&P 500 Index E-Mini September Futures (U.S. Dollar)	9/17/21	75	$16,082,250	$298,024

U.S. Treasury 10-Year Note September Futures (U.S. Dollar)	9/21/21	81	10,732,500	32,663

				$330,687

See accompanying notes to the financial statements.

2

AZL MVP Moderate Index Strategy Fund

Statement of Assets and Liabilities

June 30, 2021

(Unaudited)

Assets:
Investments in affiliates, at cost	$388,346,426

Investments in affiliates, at value	$510,406,433
Deposit at broker for futures contracts collateral	26,916,494
Interest and dividends receivable	348
Receivable for affiliated investments sold	502,114
Prepaid expenses	1,356

Total Assets	537,826,745

Liabilities:
Cash overdraft	502,113
Payable for capital shares redeemed	218,238
Manager fees payable	44,197
Administration fees payable	6,065
Custodian fees payable	161
Administrative and compliance services fees payable	834
Transfer agent fees payable	772
Trustee fees payable	4,181
Other accrued liabilities	16,493

Total Liabilities	793,054

Net Assets	$537,033,691

Net Assets Consist of:
Paid in capital	$398,286,865
Total distributable earnings	138,746,826

Net Assets	$537,033,691

Shares of beneficial interest (unlimited number of shares authorized, no par value)	32,959,367
Net Asset Value (offering and redemption price per share)	$16.29

Statement of Operations

For the Six Months Ended June 30, 2021

(Unaudited)

Investment Income:
Interest	$2,981
Dividends from non-affiliates	1

Total Investment Income	2,982

Expenses:
Manager fees	265,653
Administration fees	29,650
Custodian fees	754
Administrative and compliance services fees	3,791
Transfer agent fees	2,732
Trustee fees	13,636
Professional fees	10,955
Shareholder reports	9,445
Other expenses	3,431

Total expenses	340,047

Net Investment Income/(Loss)	(337,065)

Net realized and Change in net unrealized gains/losses on investments:
Net realized gains/(losses) on affiliated underlying funds	11,929,363
Net realized gains/(losses) on futures contracts	1,998,657
Change in net unrealized appreciation/depreciation on affiliated underlying funds	27,034,687
Change in net unrealized appreciation/depreciation on futures contracts	(45,388)

Net realized and Change in net unrealized gains/losses on investments	40,917,319

Change in Net Assets Resulting From Operations	$40,580,254

See accompanying notes to the financial statements.

3

AZL MVP Moderate Index Strategy Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2021	For the Year Ended December 31, 2020
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$(337,065)	$9,270,511
Net realized gains/(losses) on investments	13,928,020	(5,436,251)
Change in unrealized appreciation/depreciation on investments	26,989,299	29,739,171

Change in net assets resulting from operations	40,580,254	33,573,431

Distributions to Shareholders:
Distributions	—	(26,222,624)

Change in net assets resulting from distributions to shareholders	—	(26,222,624)

Capital Transactions:
Proceeds from shares issued	1,992,590	31,629,823
Proceeds from dividends reinvested	—	26,222,624
Value of shares redeemed	(39,392,771)	(65,647,289)

Change in net assets resulting from capital transactions	(37,400,181)	(7,794,842)

Change in net assets	3,180,073	(444,035)
Net Assets:
Beginning of period	533,853,618	534,297,653

End of period	$537,033,691	$533,853,618

Share Transactions:
Shares issued	127,039	2,331,694
Dividends reinvested	—	1,871,708
Shares redeemed	(2,508,852)	(4,573,739)

Change in shares	(2,381,813)	(370,337)

Amounts shown as “ — ” are either $0 or rounds to less than $1.

See accompanying notes to the financial statements.

4

AZL MVP Moderate Index Strategy Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2021		Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016
	(Unaudited)

Net Asset Value, Beginning of Period	$15.11		$14.96	$13.28	$14.68	$13.50	$13.49

Investment Activities:
Net Investment Income/(Loss)	(0.01	)(a)	0.26 (a)	0.26 (a)	0.26	0.12	0.23
Net Realized and Unrealized Gains/(Losses) on Investments	1.19		0.64	2.17	(1.00)	1.64	0.48

Total from Investment Activities	1.18		0.90	2.43	(0.74)	1.76	0.71

Distributions to Shareholders From:
Net Investment Income	—		(0.27)	(0.32)	(0.13)	(0.24)	(0.30)
Net Realized Gains	—		(0.48)	(0.43)	(0.53)	(0.34)	(0.40)

Total Dividends	—		(0.75)	(0.75)	(0.66)	(0.58)	(0.70)

Net Asset Value, End of Period	$16.29		$15.11	$14.96	$13.28	$14.68	$13.50

Total Return(b)	7.81	%(c)	6.44%	18.64%	(5.26)%	13.21%	5.43%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$537,034		$533,854	$534,298	$489,072	$551,868	$520,112
Net Investment Income/(Loss)(d)	(0.13)%		1.83%	1.77%	1.73%	0.73%	1.71%
Expenses Before Reductions*(d)(e)	0.13%		0.13%	0.13%	0.13%	0.12%	0.13%
Expenses Net of Reductions*(d)	0.13%		0.13%	0.13%	0.13%	0.12%	0.13%
Portfolio Turnover Rate	2	%(c)	18%	5%	5%	5%	108	%(f)

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Calculated using the average shares method.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)

Effective October 14, 2016, the investment strategy of the Fund changed. Costs of purchases and proceeds from sales of portfolio securities associated with the changes in investment strategy contributed to higher portfolio turnover rate for the period ended December 31, 2016 as compared to prior years.

See accompanying notes to the financial statements.

5

AZL MVP Moderate Index Strategy Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies”. The Trust consists of 12 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP Moderate Index Strategy Fund (the “Fund”), and 11 are presented in separate reports. The Fund is a diversified series of the Trust.

The Fund is a “fund of funds”, which means that the Fund invests primarily in other mutual funds (the “Underlying Funds”). Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act (the “Rule”), the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2021, the Fund did not engage in any Rule 17a-7 transactions under the Rule.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type. The Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may

6

AZL MVP Moderate Index Strategy Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.

Futures Contracts

During the period ended June 30, 2021, the Fund invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the period ended June 30, 2021, the monthly average notional amount for long contracts was $26.5 million. There was no short contract activity during the period. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2021:

	Asset Derivative		Liability Derivative
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value	Statement of Assets and Liabilities Location	Total Fair Value

Equity Risk

Futures Contracts	Receivable for variation margin on futures contracts*	$298,024	Payable for variation margin on futures contracts*	$—

Interest Rate Risk

Futures Contracts	Receivable for variation margin on futures contracts*	32,663	Payable for variation margin on futures contracts*	—

*

For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities as variation margin on futures contracts.

The	following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2021:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized

Equity Risk

Futures Contracts	Net realized gains/(losses) on futures contracts/ Change net in unrealized appreciation/depreciation on futures contracts	$2,292,450	$(61,368)

Interest Rate Risk

Futures Contracts	Net realized gains/(losses) on futures contracts/ Change net in unrealized appreciation/depreciation on futures contracts	(293,793)	15,980

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2022. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.”

For the period ended June 30, 2021, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit

AZL MVP Moderate Index Strategy Fund	0.10%	0.15%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2021, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years.

7

AZL MVP Moderate Index Strategy Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During the period ended June 30, 2021, there were no voluntary waivers.

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2021, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. Additional information, including financial statements, about these Funds is available at www.allianzlife.com. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2021 is as follows:

	Value 12/31/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gains(Losses)	Change in Net Unrealized Appreciation/ Depreciation	Value 6/30/2021	Shares as of 6/30/2021	Dividend Income	Net Realized Gains Distributions from Affiliated Underlying Funds
AZL Enhanced Bond Index Fund	$191,116,827	$8,674,192	$ —	$ —	$(3,439,725)	$196,351,294	16,970,726	$—	$—
AZL International Index Fund, Class 2	83,321,813	—	(9,090,342)	2,157,294	4,735,820	81,124,585	4,285,504	—	—
AZL Mid Cap Index Fund, Class 2	50,356,290	—	(8,273,290)	2,213,598	5,854,766	50,151,364	1,780,943	—	—
AZL S&P 500 Index Fund, Class 2	155,900,914	—	(21,057,832)	6,289,208	15,590,206	156,722,496	6,694,682	—	—
AZL Small Cap Stock Index Fund, Class 2	26,688,151	—	(6,194,340)	1,269,263	4,293,620	26,056,694	1,539,084	—	—

	$507,383,995	$8,674,192	$(44,615,804)	$11,929,363	$27,034,687	$510,406,433	31,270,939	$—	$—

Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair values services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $191,625 annual Board retainer, the Lead Director receives an additional $37,500, the Chair of the Nominating and Corporate Governance Committee receives an additional $7,500 annually, the Co-Chairs of the Investment Committee receive $3,750 annually and the Chair of the Audit Committee receives an additional $11,250 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each trust. During the period ended June 30, 2021, actual Trustee compensation was $702,562 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies. Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

8

AZL MVP Moderate Index Strategy Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

The following is a summary of the valuation inputs used as of June 30, 2021 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$510,406,433	$—	$—	$510,406,433

Total Investment Securities	510,406,433	—	—	510,406,433

Other Financial Instruments:*
Futures Contracts	330,687	—	—	330,687

Total Investments	$510,737,120	$—	$—	$510,737,120

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally presented in the financial statements at variation margin.

5. Security Purchases and Sales

For the period ended June 30, 2021, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL MVP Moderate Index Strategy Fund	$8,674,192	$44,615,804

6. Investment Risks

The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds or unregistered investment pools in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.

Foreign Securities Risk: Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.

Fund of Fund Risk: The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds. In addition, the Fund maintains indirect exposure to various types of risk which may exist in the underlying Funds, such as foreign securities risk, fixed income securities risk and other risks.

Interest Rate Risk: Debt securities held by an underlying fund may decline in value due to rising interest rates.

Market Risk: The market price of securities owned by the underlying funds may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.

7. Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objectives. The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

8. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

9

AZL MVP Moderate Index Strategy Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2020 was $415,016,896. The gross unrealized appreciation/(depreciation) on a tax basis was as follows:

Unrealized appreciation	$92,367,899
Unrealized (depreciation)	—

Net unrealized appreciation/(depreciation)	$92,367,899

The tax character of dividends paid to shareholders during the year ended December 31, 2020, was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL MVP Moderate Index Strategy Fund	$13,525,251	$12,697,373	$26,222,624

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

At December 31, 2020, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL MVP Moderate Index Strategy Fund	$24,370,018	$21,247,433	$—	$92,367,899	$137,985,350

(a)	The difference between book-basis and tax-basis unrealized appreciation/depreciation was attributable primarily to tax deferral of losses on wash sales and mark-to-market of futures contracts.

9. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2021, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 85% of the Fund. Investment activities of these shareholders could have a material impact to the Fund.

10. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

10

AZL MVP Moderate Index Strategy Fund

Special Joint Meeting of Shareholders

June 30, 2021 (Unaudited)

A special meeting of the Allianz Variable Insurance Products Fund Of Funds Trust’s (the “Trust”) shareholders was held on June 3, 2021. The results of the matters voted upon at the meeting are reported below.

Election of Trustees

To elect seven nominees as Trustees of the Trust to serve until a successor is elected and qualified or until such Trustee dies, resigns, retires, or is removed for election as provided in the governing documents of the Trust. The nominees were Peter R. Burnim, Peggy L. Ettestad, Tamara Lynn Fagely, Richard H. Forde, Claire R. Leonardi, Dickson W. Lewis, and Brian Muench. There was no other Trustee whose term of office as a Trustee continued after the meeting.

		FOR	WITHHELD

Peter R. Burnim	Votes	9,698,300,664.000	461,262,722.733
	% of votes entitled to be cast	95.460%	4.540%

Peggy L. Ettestad	Votes	9,744,785,844.047	414,777,542.686
	% of votes entitled to be cast	95.917%	4.083%

Tamara Lynn Fagely	Votes	9,749,721,430.073	409,841,956.660
	% of votes entitled to be cast	95.966%	4.034%

Richard H. Forde	Votes	9,725,296,590.351	434,266,796.382
	% of votes entitled to be cast	95.726%	4.274%

Claire R. Leonardi	Votes	9,756,832,186.929	402,731,199.804
	% of votes entitled to be cast	96.036%	3.964%

Dickson W. Lewis	Votes	9,683,252,333.341	476,311,053.392
	% of votes entitled to be cast	95.312%	4.688%

Brian Muench	Votes	9,739,692,821.948	419,870,564.785
	% of votes entitled to be cast	95.867%	4.133%

Approve amended fundamental restrictions regarding investments in commodities

To approve that the Trust’s fundamental policies with respect to commodities are replaced with the following: “No Fund may: Purchase or sell commodities except to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.”

FUND		FOR	AGAINST	ABSTAIN

AZL MVP FusionSM Balanced Fund	Votes	724,020,610.631	25,965,700.395	64,480,992.029
	% of votes entitled to be cast	88.895%	3.188%	7.917%

AZL MVP FusionSM Conservative Fund	Votes	207,849,507.478	7,714,328.807	20,132,965.915
	% of votes entitled to be cast	88.185%	3.273%	8.542%

AZL MVP FusionSM Moderate Fund	Votes	1,675,644,566.951	51,935,064.499	151,957,164.856
	% of votes entitled to be cast	89.152%	2.763%	8.085%

AZL® Balanced Index Strategy Fund	Votes	370,109,866.443	8,120,911.689	37,825,978.335
	% of votes entitled to be cast	88.957%	1.952%	9.092%

AZL® MVP Balanced Index Strategy Fund	Votes	272,508,300.262	8,100,202.921	38,940,957.230
	% of votes entitled to be cast	85.279%	2.535%	12.186%

AZL® MVP Growth Index Strategy Fund	Votes	2,253,168,549.922	81,030,934.965	243,425,209.080
	% of votes entitled to be cast	87.413%	3.144%	9.444%

AZL® MVP Moderate Index Strategy Fund	Votes	459,489,269.089	21,433,634.607	44,698,959.196
	% of votes entitled to be cast	87.418%	4.078%	8.504%

AZL® MVP Global Balanced Index Strategy Fund	Votes	607,120,765.403	28,580,727.312	67,371,200.883
	% of votes entitled to be cast	86.352%	4.065%	9.582%

AZL® DFA Multi-Strategy Fund	Votes	838,713,716.278	44,467,726.830	71,863,407.006
	% of votes entitled to be cast	87.819%	4.656%	7.525%

AZL® MVP DFA Multi-Strategy Fund	Votes	82,637,136.168	3,643,849.372	7,250,675.011
	% of votes entitled to be cast	88.352%	3.896%	7.752%

11

FUND		FOR	AGAINST	ABSTAIN

AZL® MVP Fidelity Institutional Asset Management® Multi-Strategy Fund	Votes	215,631,261.075	8,954,953.342	29,292,949.884
	% of votes entitled to be cast	84.935%	3.527%	11.538%

AZL® MVP T. Rowe Price Capital Appreciation Plus Fund	Votes	1,222,126,591.953	56,285,445.413	107,069,305.504
	% of votes entitled to be cast	88.210%	4.063%	7.728%

Approve amended fundamental restrictions regarding borrowing

To approve that the Trust’s fundamental and related non-fundamental policies with respect to borrowing are replaced with the following: “No Fund may: Borrow money, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.”

FUND		FOR	AGAINST	ABSTAIN

AZL MVP FusionSM Balanced Fund	Votes	709,309,612.667	31,798,584.250	73,359,106.138
	% of votes entitled to be cast	87.089%	3.904%	9.007%

AZL MVP FusionSM Conservative Fund	Votes	210,036,621.710	8,331,208.078	17,328,972.411
	% of votes entitled to be cast	89.113%	3.535%	7.352%

AZL MVP FusionSM Moderate Fund	Votes	1,642,136,577.503	69,923,524.523	167,476,694.280
	% of votes entitled to be cast	87.369%	3.720%	8.911%

AZL® Balanced Index Strategy Fund	Votes	371,193,748.544	7,499,541.088	37,363,466.836
	% of votes entitled to be cast	89.217%	1.803%	8.980%

AZL® MVP Balanced Index Strategy Fund	Votes	269,242,580.863	12,559,386.314	37,747,493.235
	% of votes entitled to be cast	84.257%	3.930%	11.813%

AZL® MVP Growth Index Strategy Fund	Votes	2,202,090,386.602	118,938,115.278	256,596,192.088
	% of votes entitled to be cast	85.431%	4.614%	9.955%

AZL® MVP Moderate Index Strategy Fund	Votes	448,098,738.171	33,266,593.465	44,256,531.255
	% of votes entitled to be cast	85.251%	6.329%	8.420%

AZL® MVP Global Balanced Index Strategy Fund	Votes	609,771,514.679	31,023,055.053	62,278,123.866
	% of votes entitled to be cast	86.729%	4.412%	8.858%

AZL® DFA Multi-Strategy Fund	Votes	829,772,912.326	48,960,106.404	76,311,831.384
	% of votes entitled to be cast	86.883%	5.126%	7.990%

AZL® MVP DFA Multi-Strategy Fund	Votes	80,825,430.550	3,740,847.678	8,965,382.323
	% of votes entitled to be cast	86.415%	4.000%	9.585%

AZL® MVP Fidelity Institutional Asset Management® Multi-Strategy Fund	Votes	211,483,269.699	12,637,803.011	29,758,091.590
	% of votes entitled to be cast	83.301%	4.978%	11.721%

AZL® MVP T. Rowe Price Capital Appreciation Plus Fund	Votes	1,191,897,700.679	69,546,262.813	124,037,379.379
	% of votes entitled to be cast	86.028%	5.020%	8.953%

12

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund are available without charge on the Commission’s website at http://www.sec.gov or may be obtained by calling 800-624-0197.

13

Statement Regarding the Trust’s Liquidity Risk Management Program (Unaudited)

Each series (each such series a “Fund” and, together, the “Funds”) of the Allianz Variable Insurance Products Trust, but not the AZL Government Money Market Fund, and of the Allianz Variable Insurance Products Fund of Funds Trust (each such trust a “Trust” and, together, the “Trusts”) has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) limitation of illiquid investments; and (v) redemptions in-kind.

The Board of Trustees of each Fund (together, the “Board”) approved the designation of the individual officers of the Trusts who serve as the administrators of the Program (the “Program Administrators”). The Program Administrators oversee the implementation of the Program, including the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on February 16, 2021, the Program Administrators provided their annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the annual period from January 1, 2020 through December 31, 2020 (the “Reporting Period”). This Report included an overview of the operation of the Program, including liquidity events relevant to the Funds, if any, during the Reporting Period and conclusions with respect to the adequacy of the policies and procedures of the Program and the effectiveness of Program implementation. The Report also included a summary of the annual assessment of each Fund’s liquidity risk, which took into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; and, as applicable, (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Based on the information considered, the Report concluded that each Fund continues to have an investment strategy that is appropriate for an open-end fund, and that each Fund is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. There were no material liquidity matters impacting the Funds identified in the Report and the Report concluded that the Program operated effectively during the Reporting Period, including during periods of market volatility and net redemptions.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the classification methodology as provided in the Program and noted there were no material issues with respect to liquidity classifications during the Reporting Period.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments. During the Reporting Period, no Fund breached the 15% limit on illiquid investments.

During the Reporting Period, each Fund maintained a designated HLIM. The Report stated that the Program Administrators reviewed each Fund’s HLIM as provided in the Program and concluded that each Fund’s applicable HLIM operated as intended during the Reporting Period and no changes to the HLIM for any Fund were recommended. During the Reporting Period, no Fund fell below its designated HLIM. The Report concluded that the Program includes provisions reasonably designed to comply with the HLIM for each Fund.

The Funds that engage in or reserve the right to redeem in kind have adopted policies and procedures regarding in-kind redemptions as required by the Liquidity Rule.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period. The Report noted that there were no material changes to the Program during the Reporting Period, and none were recommended by the Program Administrators in connection with the Report.

14

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0621 08/21

AZL® MVP T. Rowe Price Capital Appreciation Plus Fund

Semi-Annual Report

June 30, 2021

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 3

Statement of Operations Page 3

Statements of Changes in Net Assets Page 4

Financial Highlights Page 5

Notes to the Financial Statements Page 6

Special Joint Meeting of Shareholders Page 11

Other Information Page 13

Statement Regarding the Trust’s Liquidity Risk Management Program Page 14

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MVP T. Rowe Price Capital Appreciation Plus Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MVP T. Rowe Price Capital Appreciation Plus Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period 1/1/21 - 6/30/21*	Annualized Expense Ratio During Period 1/1/21 - 6/30/21

AZL MVP T. Rowe Price Capital Appreciation Plus Fund	$1,000.00	$1,091.70	$0.62	0.12%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period 1/1/21 - 6/30/21*	Annualized Expense Ratio During Period 1/1/21 - 6/30/21

AZL MVP T. Rowe Price Capital Appreciation Plus Fund	$1,000.00	$1,024.20	$0.60	0.12%

*

Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Domestic Equity Funds	79.6%

Fixed Income Fund	15.5

Total Investment Securities	95.1

Net other assets (liabilities)	4.9

Net Assets	100.0%

1

AZL MVP T. Rowe Price Capital Appreciation Plus Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Affiliated Investment Companies (95.1%):
Domestic Equity Funds (79.6%):
17,538,190	AZL S&P 500 Index Fund, Class 2	$410,569,028
32,027,782	AZL T. Rowe Price Capital Appreciation Fund	743,685,093

		1,154,254,121

Fixed Income Fund (15.5%):
19,358,254	AZL Enhanced Bond Index Fund	223,974,997

Total Affiliated Investment Companies (Cost $975,323,057)		1,378,229,118

Total Investment Securities (Cost $975,323,057) — 95.1%		1,378,229,118
Net other assets (liabilities) — 4.9%		71,364,329

Net Assets — 100.0%		$1,449,593,447

Percentages indicated are based on net assets as of June 30, 2021.

Futures Contracts

At June 30, 2021, the Fund’s open futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

S&P 500 Index E-Mini September Futures (U.S. Dollar)	9/17/21	203	$43,529,290	$808,331

U.S. Treasury 10-Year Note September Futures (U.S. Dollar)	9/21/21	219	29,017,500	88,706

				$897,037

See accompanying notes to the financial statements.

2

AZL MVP T. Rowe Price Capital Appreciation Plus Fund

Statement of Assets and Liabilities

June 30, 2021

(Unaudited)

Assets:
Investments in affiliates, at cost	$975,323,057

Investments in affiliates, at value	$1,378,229,118
Deposit at broker for futures contracts collateral	72,601,934
Interest and dividends receivable	935
Receivable for affiliated investments sold	357,647
Prepaid expenses	3,356

Total Assets	1,451,192,990

Liabilities:
Cash overdraft	357,637
Payable for capital shares redeemed	1,059,648
Manager fees payable	118,708
Administration fees payable	6,752
Custodian fees payable	179
Administrative and compliance services fees payable	2,331
Transfer agent fees payable	818
Trustee fees payable	11,607
Other accrued liabilities	41,863

Total Liabilities	1,599,543

Net Assets	$1,449,593,447

Net Assets Consist of:
Paid in capital	$1,039,451,655
Total distributable earnings	410,141,792

Net Assets	$1,449,593,447

Shares of beneficial interest (unlimited number of shares authorized, no par value)	94,371,996
Net Asset Value (offering and redemption price per share)	$15.36

Statement of Operations

For the Six Months Ended June 30, 2021

(Unaudited)

Investment Income:
Interest	$7,723
Dividends from non-affiliates	5

Total Investment Income	7,728

Expenses:
Manager fees	702,359
Administration fees	31,239
Custodian fees	786
Administrative and compliance services fees	9,705
Transfer agent fees	2,770
Trustee fees	34,869
Professional fees	28,191
Shareholder reports	20,310
Other expenses	8,863

Total expenses	839,092

Net Investment Income/(Loss)	(831,364)

Net realized and Change in net unrealized gains/losses on investments:
Net realized gains/(losses) on affiliated underlying funds	12,818,331
Net realized gains/(losses) on futures contracts	5,482,742
Change in net unrealized appreciation/depreciation on affiliated underlying funds	107,634,820
Change in net unrealized appreciation/depreciation on futures contracts	(240,479)

Net realized and Change in net unrealized gains/losses on investments	125,695,414

Change in Net Assets Resulting From Operations	$124,864,050

See accompanying notes to the financial statements.

3

AZL MVP T. Rowe Price Capital Appreciation Plus Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2021	For the Year Ended December 31, 2020
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$(831,364)	$17,864,050
Net realized gains/(losses) on investments	18,301,073	(7,746,428)
Change in unrealized appreciation/depreciation on investments	107,394,341	89,706,792

Change in net assets resulting from operations	124,864,050	99,824,414

Distributions to Shareholders:
Distributions	—	(76,860,189)

Change in net assets resulting from distributions to shareholders	—	(76,860,189)

Capital Transactions:
Proceeds from shares issued	15,310,321	55,722,058
Proceeds from dividends reinvested	—	76,860,189
Value of shares redeemed	(63,249,522)	(108,539,319)

Change in net assets resulting from capital transactions	(47,939,201)	24,042,928

Change in net assets	76,924,849	47,007,153
Net Assets:
Beginning of period	1,372,668,598	1,325,661,445

End of period	$1,449,593,447	$1,372,668,598

Share Transactions:
Shares issued	1,066,752	4,151,981
Dividends reinvested	—	5,813,933
Shares redeemed	(4,268,304)	(8,110,326)

Change in shares	(3,201,552)	1,855,588

Amounts shown as “—” are either $0 or rounds to less than $1.

See accompanying notes to the financial statements.

4

AZL MVP T. Rowe Price Capital Appreciation Plus Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2021		Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016

	(Unaudited)

Net Asset Value, Beginning of Period	$14.07		$13.85	$11.96	$12.71	$11.47	$10.88

Investment Activities:
Net Investment Income/(Loss)	(0.01	)(a)	0.19 (a)	0.25 (a)	0.16	0.11	0.03
Net Realized and Unrealized Gains/(Losses) on Investments	1.30		0.87	2.27	(0.34)	1.50	0.79

Total from Investment Activities	1.29		1.06	2.52	(0.18)	1.61	0.82

Distributions to Shareholders From:
Net Investment Income	—		(0.39)	(0.25)	(0.13)	(0.15)	(0.17)
Net Realized Gains	—		(0.45)	(0.38)	(0.44)	(0.22)	(0.06)

Total Dividends	—		(0.84)	(0.63)	(0.57)	(0.37)	(0.23)

Net Asset Value, End of Period	$15.36		$14.07	$13.85	$11.96	$12.71	$11.47

Total Return(b)	9.17	%(c)	8.02%	21.39%	(1.67)%	14.21%	7.62%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$1,449,593		$1,372,669	$1,325,661	$1,083,375	$1,096,093	$899,716
Net Investment Income/(Loss)(d)	(0.12)%		1.41%	1.90%	1.27%	1.03%	0.61%
Expenses Before Reductions*(d)(e)	0.12%		0.12%	0.12%	0.12%	0.12%	0.12%
Expenses Net of Reductions*(d)	0.12%		0.12%	0.12%	0.12%	0.12%	0.12%
Portfolio Turnover Rate	1	%(c)	10%	5%	5%	3%	52	%(f)

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Calculated using the average shares method.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)

Effective October 14, 2016, the investment strategy of the Fund changed. Costs of purchases and proceeds from sales of portfolio securities associated with the changes in investment strategy contributed to higher portfolio turnover rate for the period ended December 31, 2016 as compared to prior years.

See accompanying notes to the financial statements.

5

AZL MVP T. Rowe Price Capital Appreciation Plus Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies”. The Trust consists of 12 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP T. Rowe Price Capital Appreciation Plus Fund (the “Fund”), and 11 are presented in separate reports. The Fund is a diversified series of the Trust.

The Fund is a “fund of funds”, which means that the Fund invests primarily in other mutual funds (the “Underlying Funds”). Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act (the “Rule”), the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2021, the Fund did not engage in any Rule 17a-7 transactions under the Rule.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type. The Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may

6

AZL MVP T. Rowe Price Capital Appreciation Plus Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.

Futures Contracts

During the period ended June 30, 2021, the Fund invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the period ended June 30, 2021, the monthly average notional amount for long contracts was $70.5 million. There was no short contract activity during the period. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2021:

	Asset Derivative		Liability Derivative
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value	Statement of Assets and Liabilities Location	Total Fair Value

Equity Risk

Futures Contracts	Receivable for variation margin on futures contracts*	$808,331	Payable for variation margin on futures contracts*	$—

Interest Rate Risk

Futures Contracts	Receivable for variation margin on futures contracts*	88,706	Payable for variation margin on futures contracts*	—

*

For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities as variation margin on futures contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2021:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized

Equity Risk

Futures Contracts	Net realized gains/(losses) on futures contracts/ Change net in unrealized appreciation/depreciation on futures contracts	$6,240,269	$(285,170)

Interest Rate Risk

Futures Contracts	Net realized gains/(losses) on futures contracts/ Change net in unrealized appreciation/depreciation on futures contracts	(757,527)	44,691

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2022. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.”

For the period ended June 30, 2021, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit

AZL MVP T. Rowe Price Capital Appreciation Plus Fund	0.10%	0.15%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2021, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years.

7

AZL MVP T. Rowe Price Capital Appreciation Plus Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During the period ended June 30, 2021, there were no voluntary waivers.

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2021, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. Additional information, including financial statements, about these Funds is available at www.allianzlife.com. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2021 is as follows:

	Value 12/31/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gains(Losses)	Change in Net Unrealized Appreciation/ Depreciation	Value 6/30/2021	Shares as of 6/30/2021	Dividend Income	Net Realized Gains Distributions from Affiliated Underlying Funds

AZL Enhanced Bond Index Fund	$218,730,962	$9,143,199	$—	$—	$(3,899,164)	$223,974,997	19,358,254	$—	$—
AZL S&P 500 Index Fund, Class 2	385,323,074	—	(30,885,748)	8,437,461	47,694,241	410,569,028	17,538,190	—	—
AZL T. Rowe Price Capital Appreciation Fund	700,758,523	—	(25,294,044)	4,380,870	63,839,744	743,685,093	32,027,782	—	—

	$1,304,812,559	$9,143,199	$(56,179,792)	$12,818,331	$107,634,821	$1,378,229,118	68,924,226	$—	$—

Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair values services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $191,625 annual Board retainer, the Lead Director receives an additional $37,500, the Chair of the Nominating and Corporate Governance Committee receives an additional $7,500 annually, the Co-Chairs of the Investment Committee receive $3,750 annually and the Chair of the Audit Committee receives an additional $11,250 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each trust. During the period ended June 30, 2021, actual Trustee compensation was $702,562 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies. Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

8

AZL MVP T. Rowe Price Capital Appreciation Plus Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

The following is a summary of the valuation inputs used as of June 30, 2021 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total

Affiliated Investment Companies	$1,378,229,118	$—	$—	$1,378,229,118

Total Investment Securities	1,378,229,118	—	—	1,378,229,118

Other Financial Instruments:*
Futures Contracts	897,037	—	—	897,037

Total Investments	$1,379,126,155	$—	$—	$1,379,126,155

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally presented in the financial statements at variation margin.

5. Security Purchases and Sales

For the period ended June 30, 2021, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL MVP T. Rowe Price Capital Appreciation Plus Fund	$9,143,199	$56,179,792

6. Investment Risks

The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds or unregistered investment pools in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.

Foreign Securities Risk: Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.

Fund of Fund Risk: The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds. In addition, the Fund maintains indirect exposure to various types of risk which may exist in the underlying Funds, such as foreign securities risk, fixed income securities risk and other risks.

Interest Rate Risk: Debt securities held by an underlying fund may decline in value due to rising interest rates.

Market Risk: The market price of securities owned by the underlying funds may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.

7. Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objectives. The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

8. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2020 was $1,012,265,933. The gross unrealized appreciation/(depreciation) on a tax basis was as follows:

Unrealized appreciation	$292,546,626
Unrealized (depreciation)	—

Net unrealized appreciation/(depreciation)	$292,546,626

9

AZL MVP T. Rowe Price Capital Appreciation Plus Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

The tax character of dividends paid to shareholders during the year ended December 31, 2020, was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL MVP T. Rowe Price Capital Appreciation Plus Fund	$42,542,618	$34,317,571	$76,860,189

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

At December 31, 2020, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL MVP T. Rowe Price Capital Appreciation Plus Fund	$68,964,540	$48,197,978	$—	$292,546,626	$409,709,144

(a)	The difference between book-basis and tax-basis unrealized appreciation/depreciation was attributable primarily to tax deferral of losses on wash sales and mark-to-market of futures contracts.

9. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2021, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 85% of the Fund. Investment activities of these shareholders could have a material impact to the Fund.

10. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

10

AZL MVP T. Rowe Price Capital Appreciation Plus Fund

Special Joint Meeting of Shareholders

June 30, 2021 (Unaudited)

A special meeting of the Allianz Variable Insurance Products Fund Of Funds Trust’s (the “Trust”) shareholders was held on June 3, 2021. The results of the matters voted upon at the meeting are reported below.

Election of Trustees

To elect seven nominees as Trustees of the Trust to serve until a successor is elected and qualified or until such Trustee dies, resigns, retires, or is removed for election as provided in the governing documents of the Trust. The nominees were Peter R. Burnim, Peggy L. Ettestad, Tamara Lynn Fagely, Richard H. Forde, Claire R. Leonardi, Dickson W. Lewis, and Brian Muench. There was no other Trustee whose term of office as a Trustee continued after the meeting.

		FOR	WITHHELD
Peter R. Burnim	Votes	9,698,300,664.000	461,262,722.733
	% of votes entitled to be cast	95.460%	4.540%
Peggy L. Ettestad	Votes	9,744,785,844.047	414,777,542.686
	% of votes entitled to be cast	95.917%	4.083%
Tamara Lynn Fagely	Votes	9,749,721,430.073	409,841,956.660
	% of votes entitled to be cast	95.966%	4.034%
Richard H. Forde	Votes	9,725,296,590.351	434,266,796.382
	% of votes entitled to be cast	95.726%	4.274%
Claire R. Leonardi	Votes	9,756,832,186.929	402,731,199.804
	% of votes entitled to be cast	96.036%	3.964%
Dickson W. Lewis	Votes	9,683,252,333.341	476,311,053.392
	% of votes entitled to be cast	95.312%	4.688%
Brian Muench	Votes	9,739,692,821.948	419,870,564.785
	% of votes entitled to be cast	95.867%	4.133%

Approve amended fundamental restrictions regarding investments in commodities

To approve that the Trust’s fundamental policies with respect to commodities are replaced with the following: “No Fund may: Purchase or sell commodities except to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.”

FUND		FOR	AGAINST	ABSTAIN
AZL MVP FusionSM Balanced Fund	Votes	724,020,610.631	25,965,700.395	64,480,992.029
	% of votes entitled to be cast	88.895%	3.188%	7.917%
AZL MVP FusionSM Conservative Fund	Votes	207,849,507.478	7,714,328.807	20,132,965.915
	% of votes entitled to be cast	88.185%	3.273%	8.542%
AZL MVP FusionSM Moderate Fund	Votes	1,675,644,566.951	51,935,064.499	151,957,164.856
	% of votes entitled to be cast	89.152%	2.763%	8.085%
AZL® Balanced Index Strategy Fund	Votes	370,109,866.443	8,120,911.689	37,825,978.335
	% of votes entitled to be cast	88.957%	1.952%	9.092%
AZL® MVP Balanced Index Strategy Fund	Votes	272,508,300.262	8,100,202.921	38,940,957.230
	% of votes entitled to be cast	85.279%	2.535%	12.186%
AZL® MVP Growth Index Strategy Fund	Votes	2,253,168,549.922	81,030,934.965	243,425,209.080
	% of votes entitled to be cast	87.413%	3.144%	9.444%
AZL® MVP Moderate Index Strategy Fund	Votes	459,489,269.089	21,433,634.607	44,698,959.196
	% of votes entitled to be cast	87.418%	4.078%	8.504%
AZL® MVP Global Balanced Index Strategy Fund	Votes	607,120,765.403	28,580,727.312	67,371,200.883
	% of votes entitled to be cast	86.352%	4.065%	9.582%
AZL® DFA Multi-Strategy Fund	Votes	838,713,716.278	44,467,726.830	71,863,407.006
	% of votes entitled to be cast	87.819%	4.656%	7.525%
AZL® MVP DFA Multi-Strategy Fund	Votes	82,637,136.168	3,643,849.372	7,250,675.011
	% of votes entitled to be cast	88.352%	3.896%	7.752%
AZL® MVP Fidelity Institutional Asset Management® Multi-Strategy Fund	Votes	215,631,261.075	8,954,953.342	29,292,949.884
	% of votes entitled to be cast	84.935%	3.527%	11.538%
AZL® MVP T. Rowe Price Capital Appreciation Plus Fund	Votes	1,222,126,591.953	56,285,445.413	107,069,305.504
	% of votes entitled to be cast	88.210%	4.063%	7.728%

11

Approve amended fundamental restrictions regarding borrowing

To approve that the Trust’s fundamental and related non-fundamental policies with respect to borrowing are replaced with the following: “No Fund may: Borrow money, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.”

FUND		FOR	AGAINST	ABSTAIN
AZL MVP FusionSM Balanced Fund	Votes	709,309,612.667	31,798,584.250	73,359,106.138
	% of votes entitled to be cast	87.089%	3.904%	9.007%
AZL MVP FusionSM Conservative Fund	Votes	210,036,621.710	8,331,208.078	17,328,972.411
	% of votes entitled to be cast	89.113%	3.535%	7.352%
AZL MVP FusionSM Moderate Fund	Votes	1,642,136,577.503	69,923,524.523	167,476,694.280
	% of votes entitled to be cast	87.369%	3.720%	8.911%
AZL® Balanced Index Strategy Fund	Votes	371,193,748.544	7,499,541.088	37,363,466.836
	% of votes entitled to be cast	89.217%	1.803%	8.980%
AZL® MVP Balanced Index Strategy Fund	Votes	269,242,580.863	12,559,386.314	37,747,493.235
	% of votes entitled to be cast	84.257%	3.930%	11.813%
AZL® MVP Growth Index Strategy Fund	Votes	2,202,090,386.602	118,938,115.278	256,596,192.088
	% of votes entitled to be cast	85.431%	4.614%	9.955%
AZL® MVP Moderate Index Strategy Fund	Votes	448,098,738.171	33,266,593.465	44,256,531.255
	% of votes entitled to be cast	85.251%	6.329%	8.420%
AZL® MVP Global Balanced Index Strategy Fund	Votes	609,771,514.679	31,023,055.053	62,278,123.866
	% of votes entitled to be cast	86.729%	4.412%	8.858%
AZL® DFA Multi-Strategy Fund	Votes	829,772,912.326	48,960,106.404	76,311,831.384
	% of votes entitled to be cast	86.883%	5.126%	7.990%
AZL® MVP DFA Multi-Strategy Fund	Votes	80,825,430.550	3,740,847.678	8,965,382.323
	% of votes entitled to be cast	86.415%	4.000%	9.585%
AZL® MVP Fidelity Institutional Asset Management® Multi-Strategy Fund	Votes	211,483,269.699	12,637,803.011	29,758,091.590
	% of votes entitled to be cast	83.301%	4.978%	11.721%
AZL® MVP T. Rowe Price Capital Appreciation Plus Fund	Votes	1,191,897,700.679	69,546,262.813	124,037,379.379
	% of votes entitled to be cast	86.028%	5.020%	8.953%

12

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund are available without charge on the Commission’s website at http://www.sec.gov or may be obtained by calling 800-624-0197.

13

Statement Regarding the Trust’s Liquidity Risk Management Program (Unaudited)

Each series (each such series a “Fund” and, together, the “Funds”) of the Allianz Variable Insurance Products Trust, but not the AZL Government Money Market Fund, and of the Allianz Variable Insurance Products Fund of Funds Trust (each such trust a “Trust” and, together, the “Trusts”) has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) limitation of illiquid investments; and (v) redemptions in-kind.

The Board of Trustees of each Fund (together, the “Board”) approved the designation of the individual officers of the Trusts who serve as the administrators of the Program (the “Program Administrators”). The Program Administrators oversee the implementation of the Program, including the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on February 16, 2021, the Program Administrators provided their annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the annual period from January 1, 2020 through December 31, 2020 (the “Reporting Period”). This Report included an overview of the operation of the Program, including liquidity events relevant to the Funds, if any, during the Reporting Period and conclusions with respect to the adequacy of the policies and procedures of the Program and the effectiveness of Program implementation. The Report also included a summary of the annual assessment of each Fund’s liquidity risk, which took into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; and, as applicable, (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Based on the information considered, the Report concluded that each Fund continues to have an investment strategy that is appropriate for an open-end fund, and that each Fund is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. There were no material liquidity matters impacting the Funds identified in the Report and the Report concluded that the Program operated effectively during the Reporting Period, including during periods of market volatility and net redemptions.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the classification methodology as provided in the Program and noted there were no material issues with respect to liquidity classifications during the Reporting Period.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments. During the Reporting Period, no Fund breached the 15% limit on illiquid investments.

During the Reporting Period, each Fund maintained a designated HLIM. The Report stated that the Program Administrators reviewed each Fund’s HLIM as provided in the Program and concluded that each Fund’s applicable HLIM operated as intended during the Reporting Period and no changes to the HLIM for any Fund were recommended. During the Reporting Period, no Fund fell below its designated HLIM. The Report concluded that the Program includes provisions reasonably designed to comply with the HLIM for each Fund.

The Funds that engage in or reserve the right to redeem in kind have adopted policies and procedures regarding in-kind redemptions as required by the Liquidity Rule.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period. The Report noted that there were no material changes to the Program during the Reporting Period, and none were recommended by the Program Administrators in connection with the Report.

14

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0621 08/21

Item 2.	Code of Ethics.

Not applicable __ only for annual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable __ only for annual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable __ only for annual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	The Schedule of Investments as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of the Form N-CSR.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable __ only for annual reports.

(a)(2)	Certifications pursuant to Rule 30a-2(a) are attached herewith.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) are attached herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Allianz Variable Insurance Products Fund of Funds Trust

By (Signature and Title)	/s/ Brian Muench
Brian Muench, Principal Executive Officer

Date August 23, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Brian Muench
Brian Muench, Principal Executive Officer

Date August 23, 2021

By (Signature and Title)	/s/ Bashir C. Asad
Bashir C. Asad, Principal Financial Officer & Principal Accounting Officer

Date August 23, 2021

.